AIM EQUITY
FUNDS, INC.

                      Prospectus
--------------------------------------------------------------------------------

INSTITUTIONAL       AIM CHARTER FUND, AIM WEINGARTEN FUND and AIM
CLASSES             CONSTELLATION FUND (collectively, the "Funds") are
                    three investment portfolios comprising series of AIM Equity
                    Funds, Inc. (the "Company"), an open-end, series, management investment company. Each Fund offers different classes of shares. The Company also offers shares of other investment portfolios, AIM Aggressive Growth Fund ("Aggressive
                    Growth"), AIM Blue Chip Fund ("Blue Chip") and AIM Capital
                    Development Fund ("Capital Development"). Shares of
                    Aggressive Growth, Blue Chip, Capital Development and other classes of the Funds are sold pursuant to separate prospectuses. This Prospectus relates solely to the Institutional Classes of the Funds.

AIM CHARTER         AIM CHARTER FUND is a diversified portfolio which seeks to
FUND                provide growth of capital, with current income as a
                    secondary objective. To accomplish its objectives, the Fund invests primarily in dividend-paying common stocks which have prospects for both growth of capital and dividend income.

AIM WEINGARTEN      AIM WEINGARTEN FUND is a diversified portfolio which seeks
FUND                to provide growth of capital through investments primarily in common stocks of leading U.S. companies considered by management to have strong earnings momentum.

AIM CONSTELLATION   AIM CONSTELLATION FUND is a diversified portfolio which
FUND                seeks to provide capital appreciation through
                    investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies.

FEBRUARY 27, 1998   Shares of the Institutional Classes of the Funds are
                    offered exclusively to clients of banks and other financial institutions. All shares of common stock of the Institutional Classes of the Funds are sold and redeemed without any purchase or redemption charges imposed by the Funds. Banks and other financial institutions may charge a recordkeeping, account maintenance or other fee to their customers. Fund Management Company is the distributor of the shares of common stock of the Institutional Classes of the Funds.

                    This Prospectus sets forth concisely the information about the Funds that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated February 27, 1998, has been filed with the United States Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Company at the address shown below or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Funds.

                    THE FUNDS' SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUNDS' SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO APPEARS HERE]
Fund Management Company

11 Greenway Plaza
Suite 100
Houston, Texas 77046-1173
(800) 659-1005

                                    SUMMARY

THE FUNDS AND THEIR INVESTMENT OBJECTIVES

  AIM Equity Funds, Inc. (the "Company") is a Maryland corporation organized as an open-end, diversified, series, management investment company. Currently, the Company offers six series comprising six separate investment portfolios, three of which are offered pursuant to this Prospectus: AIM Charter Fund ("Charter"), AIM Weingarten Fund ("Weingarten") and AIM Constellation Fund ("Constellation") (collectively, the "Funds"), each of which pursues unique investment objectives. The investment objectives of Charter are to seek growth of capital with current income as a secondary objective. To accomplish its objectives, Charter invests a substantial portion of its assets in dividend-paying common stocks. The investment objective of Weingarten is to provide growth of capital through investments primarily in common stocks of leading U.S. companies considered by management to have strong earnings momentum. The investment objective of Constellation is to seek capital appreciation primarily through investments in common stocks with emphasis on medium-sized and smaller emerging growth companies. There is no assurance that the investment objective of any of the Funds will be achieved. For more complete information on each Funds' investment policies, see "Investment Programs."

  Each Fund offers different classes of shares, designed to meet the needs of different categories of investors. The Institutional Classes are offered exclusively to clients of banks and other institutions. This Prospectus relates only to the Institutional Classes of the Funds. The Company offers the other Classes of the Funds pursuant to separate prospectuses. The other classes of shares of the Funds have different sales charges and expenses which affect performance. For more information about the other classes of the Funds call
(713) 626-1919, Extension 5001 (in Houston) or (800) 347-4246 (elsewhere). See
"General Information."

  The assets of each Fund are invested in a separate portfolio. The classes of shares of each Fund share a common investment objective and portfolio of investments. The income from the investment portfolio of a Fund is allocated to each class of the Fund based on the net assets of such class as of the close of business on the previous business day, as adjusted for current day's shareholder activity. Each class bears proportionately those expenses, such as the advisory fee, that are allocated to the Fund as a whole and bears separately certain expenses, such as those associated with the distribution of their shares. Consequently, the amounts available for payment of dividends and the net asset value per share of each class will vary. See "General Information."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as each Fund's investment advisor pursuant to a Master Investment Advisory Agreement (the "Master Advisory Agreement"). AIM, together with its affiliates, advises or manages over 50 investment company portfolios encompassing a broad range of investment objectives. Under the Master Advisory Agreement dated February 28, 1997, AIM receives a fee for its services based on each Fund's average daily net assets. Under the Master Administrative Services Agreement (the "Master Administrative Services Agreement") dated February 28, 1997, between the Company and AIM, AIM may receive reimbursement of its costs to perform certain accounting, shareholder servicing and other administrative services to the Funds. Under a Transfer Agency and Service Agreement, A I M Fund Services, Inc. ("Transfer Agent" or "AFS"), AIM's wholly owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Institutional Classes of the Funds. Under the Master Sub-Advisory Agreement (the "Master Sub-Advisory Agreement") dated as of February 28, 1997, between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM Capital, a wholly owned subsidiary of AIM, serves as sub-advisor to the Funds and receives compensation equal to 50% of the amount paid by the Funds to AIM. The total advisory fees paid by the Funds are higher than those paid by many other investment companies of all sizes and investment objectives. However, the effective fee paid by the Funds at their respective current size is lower than the fees paid by many other funds with similar investment objectives. See "Management."

INVESTORS IN THE FUNDS

  The Institutional Classes of the Funds are designed to be convenient and economical vehicles in which institutions, particularly banks, acting for themselves or in a fiduciary or other similar capacity, can invest in a portfolio of equity securities. See "Suitability for Investors."

SHARE PURCHASE

  Shares of the Institutional Class of each Fund are offered by this Prospectus at their respective net asset value without a sales charge. The minimum initial investment in any of the Funds is $100,000. There is no minimum amount for subsequent investments. See "Purchase of Shares."

SHARE REDEMPTION

  Redemptions may be made at any time without charge at net asset value. Redemption orders received prior to 4:00 p.m. Eastern time will be confirmed at the price next determined as of that day. See "Redemption of Shares."

DISTRIBUTIONS

  The Funds currently declare and pay dividends from net investment income, if any, on a quarterly basis with respect to Charter and on an annual basis with respect to Weingarten and Constellation. Each Fund makes distributions of realized capital gains, if any, on an annual basis. See "Dividends and Distributions."

DISTRIBUTOR

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Institutional Classes of the Funds. FMC does not receive any fee from the Funds. See "Management."

  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                           TABLE OF FEES AND EXPENSES

  The following table is designed to help an investor in the Institutional Class of any of the Funds understand the various costs that an investor will bear, both directly and indirectly. The fees and expenses of the Funds set forth in the table are based on the average net assets of each Fund for its 1997 fiscal year.

                                                      CHARTER         WEINGARTEN        CONSTELLATION
                                                      -------         ----------        -------------
Shareholder Transaction Expenses (Institutional
  Class)
  Maximum sales load imposed on purchase of shares
     (as a percentage of offering price)............    None             None               None
  Maximum sales load imposed on reinvested dividends
     and distributions..............................    None             None               None
  Deferred sales load...............................    None             None               None
  Redemption fees...................................    None             None               None
  Exchange fee......................................    None             None               None
Annual Fund Operating Expenses (Institutional Class)
  (as a percentage of average net assets)
  Management fee (after fee waiver).................    .62%             .60%               .61%
  Distribution fees.................................    None             None               None
  Other expenses....................................    .05%             .04%               .04%
                                                        ----             ----               ----
  Total fund operating expenses.....................    .67%             .64%               .65%
                                                        ====             ====               ====

  Charter's, Weingarten's and Constellation's investment advisor is currently waiving a portion of its fees. Had there been no fee waivers during the year, management fees would have been 0.63%, 0.63% and 0.63%, and total expenses would have been 0.68%, 0.68% and 0.67%, of average net assets. There can be no assurance that any future waivers of fees (if any) will not vary from the figures reflected in the fee table. Beneficial owners of shares of the Funds should also consider the effect of any charges imposed by the institution maintaining their accounts.

EXAMPLE

  An investor in each of the Funds would pay the following expenses on a $1,000 investment, assuming (a) a 5% annual return and (b) redemption at the end of each time period:

                                                         CHARTER         WEINGARTEN        CONSTELLATION
                                                         -------         ----------        -------------
      1 year...........................................    $ 7               $ 7                $ 7
      3 years..........................................    $21               $20                $21
      5 years..........................................    $37               $36                $36
     10 years..........................................    $83               $80                $81

  THE EXAMPLES SHOWN IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE PERFORMANCE AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, A FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%. THE EXAMPLES ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND THAT THE PERCENTAGE AMOUNTS FOR TOTAL FUND OPERATING EXPENSES REMAIN THE SAME FOR EACH YEAR.

                              FINANCIAL HIGHLIGHTS

  Shown below are the per share data, ratios and supplemental data (collectively, "data") for the fiscal years ended October 31, 1997, 1996, 1995, 1994, 1993, 1992 and the period July 30, 1991 (date operations commenced) through October 31, 1991 for the Institutional Class of Charter, for the fiscal years ended October 31, 1997, 1996, 1995, 1994, 1993, 1992 and the period
October 8, 1991 (date operations commenced) through October 31, 1991 for the Institutional Class of Weingarten and for the fiscal years ended October 31, 1997, 1996, 1995, 1994, 1993 and the period April 8, 1992 (date operations commenced) through October 31, 1992 for the Institutional Class of Constellation. The data with respect to the Institutional Class of Charter for the fiscal years ended October 31, 1997, 1996, 1995 and 1994 has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information and is available upon request. The data with respect to the Institutional Class of Charter for the periods prior to the October 31, 1994 fiscal year has been audited by Tait, Weller & Baker, independent auditors. The data with respect to the Institutional Classes of Weingarten and Constellation have been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information and is available upon request.

   (PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                AIM CHARTER FUND

                                                                                                  JULY 30, 1991
                                                      YEAR ENDED OCTOBER 31,                         THROUGH
                                    -----------------------------------------------------------    OCTOBER 31,
                                     1997          1996      1995      1994      1993      1992        1991
                                    -------       -------   -------   -------   -------   ------   -------------
Net asset value, beginning of
  period..........................  $ 11.24       $ 10.66   $  8.93   $  9.48   $  8.38   $ 8.42       $7.92
Income from investment operations:
  Net investment income...........     0.16          0.24      0.23      0.25      0.19     0.20        0.05
  Net gains (losses) on securities
    (both realized and
    unrealized)...................     2.91          1.44      2.07     (0.44)     1.23     0.16        0.45
                                    -------       -------   -------   -------   -------   ------       -----
  Total from investment
    operations....................     3.07          1.68      2.30     (0.19)     1.42     0.36        0.50
                                    -------       -------   -------   -------   -------   ------       -----
Less distributions:
  Dividends from net investment
    income........................    (0.16)        (0.20)    (0.24)    (0.20)    (0.32)   (0.17)         --
  Distributions from net realized
    gains.........................    (0.67)        (0.90)    (0.33)    (0.16)       --    (0.23)         --
                                    -------       -------   -------   -------   -------   ------       -----
  Total distributions.............    (0.83)        (1.10)    (0.57)    (0.36)    (0.32)   (0.40)         --
                                    -------       -------   -------   -------   -------   ------       -----
Net asset value, end of period....  $ 13.48       $ 11.24   $ 10.66   $  8.93   $  9.48   $ 8.38       $8.42
                                    =======       =======   =======   =======   =======   ======       =====
Total return(a)...................    29.05%        17.29%    27.45%    (2.02)%   17.39%    4.53%       6.31%
                                    =======       =======   =======   =======   =======   ======       =====
Ratios/supplemental data:
  Net assets, end of period (000s
    omitted)......................  $40,191       $29,591   $25,538   $21,840   $24,196   $7,800       $ 775
                                    =======       =======   =======   =======   =======   ======       =====
  Ratio of expenses to average net
    assets(b).....................     0.67%(c)(d)   0.69%     0.74%    0.73%     0.79%    0.87%       1.00%(e)
                                    =======       =======   =======   =======   =======   ======       =====
  Ratio of net investment income
    to average net assets.........     1.21%(c)      2.24%     1.98%     2.76%     2.26%    2.44%       2.43%(e)
                                    =======       =======   =======   =======   =======   ======       =====
  Portfolio turnover rate.........      170%          164%      161%      126%      144%      95%        144%
                                    =======       =======   =======   =======   =======   ======       =====
  Average broker commission
    rate(f).......................  $0.0615       $0.0638        NA        NA        NA       NA          NA
                                    =======       =======   =======   =======   =======   ======       =====

---------------

(a) For periods less than one year, total returns are not annualized.
(b) After reduction of advisory fees. The ratios of expenses and net investment income to average net assets prior to the reduction of advisory fees were 0.68% and 1.20% for 1997 and 0.70% and 2.23% for 1996, respectively.
(c) Ratios are based on average net assets of $35,307,526.
(d) Ratios include indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have remained the same.
(e) Annualized.
(f) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                              AIM WEINGARTEN FUND

                                                                                                    OCTOBER 8, 1991
                                                     YEAR ENDED OCTOBER 31,                             THROUGH
                                -----------------------------------------------------------------     OCTOBER 31,
                                  1997         1996       1995       1994       1993       1992          1991
                                --------     --------   --------   --------   --------   --------   ---------------
Net asset value, beginning of
  period....................... $ 20.46      $ 20.48    $ 17.94    $ 17.69    $ 16.73    $ 15.77        $15.15
Income from investment
  operations:
  Net investment income........    0.08         0.17       0.10       0.17       0.16       0.14          0.01
  Net gains (losses) on
    securities (both realized
    and unrealized)............    4.90         2.52       4.35       0.58       0.93       0.99          0.61
                                -------      -------    -------    -------    -------    -------        ------
  Total from investment
    operations.................    4.98         2.69       4.45       0.75       1.09       1.13          0.62
                                -------      -------    -------    -------    -------    -------        ------
Less distributions:
  Dividends from net investment
    income.....................   (0.15)          --      (0.13)     (0.17)     (0.13)     (0.08)           --
  Distributions from net
    realized gains.............   (2.24)       (2.71)     (1.78)     (0.33)        --      (0.09)           --
                                -------      -------    -------    -------    -------    -------        ------
  Total distributions..........   (2.39)       (2.71)     (1.91)     (0.50)     (0.13)     (0.17)           --
                                -------      -------    -------    -------    -------    -------        ------
Net asset value, end of
  period....................... $ 23.05      $ 20.46    $ 20.48    $ 17.94    $ 17.69    $ 16.73        $15.77
                                =======      =======    =======    =======    =======    =======        ======
Total return(a)................   27.37%       15.34%     28.69%      4.37%      6.53%      7.16%         4.09%
                                =======      =======    =======    =======    =======    =======        ======
Ratios/supplemental data:
  Net assets, end of period
    (000s omitted)............. $62,124      $60,483    $54,332    $40,486    $39,821    $16,519        $3,926
                                =======      =======    =======    =======    =======    =======        ======
  Ratio of expenses to average
    net assets(b)..............    0.64%(c)(d)  0.65%      0.70%      0.65%      0.78%      0.82%         0.90%(e)
                                =======      =======    =======    =======    =======    =======        ======
  Ratio of net investment
    income to average net
    assets(f)..................    0.50%(c)     0.80%      0.45%      1.00%      0.97%      0.91%         1.00%(e)
                                =======      =======    =======    =======    =======    =======        ======
  Portfolio turnover rate......     128%         159%       139%       136%       109%        37%           46%
                                =======      =======    =======    =======    =======    =======        ======
  Average broker commission
    rate(g).................... $0.0618      $0.0615        N/A        N/A        N/A        N/A           N/A
                                =======      =======    =======    =======    =======    =======        ======
Borrowings for the period:
  Amount of debt outstanding at
    end of period (000s
    omitted)...................      --           --         --         --         --         --            --
  Average amount of debt
    outstanding during the
    period (000s omitted)(h)...      --           --    $     6         --         --         --            --
  Average number of shares
    outstanding during the
    period (000s omitted)(h)...   3,146        2,908      2,526      2,256      1,826        707           249
  Average amount of debt per
    share during period........      --           --    $0.0024         --         --         --            --

---------------

(a) For periods less than one year, total return is not annualized.
(b) After waiver of advisory fees. Ratios of expenses to average net assets prior to waiver of advisory fees were 0.68%, 0.68%, 0.72%, 0.68%, and 0.81% for the years 1997-1993, respectively.
(c) Ratios are based on average net assets of $66,222,553.
(d) Ratios include indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have remained the same.
(e) Annualized.
(f) After waiver of advisory fees. Ratios of net investment income to average net assets prior to waiver of advisory fees were 0.46%, 0.77%, 0.43%, 0.98%, and 0.94% for the years 1997-1993, respectively.
(g) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.
(h) Averages computed on a daily basis.

                             AIM CONSTELLATION FUND

                                                     YEAR ENDED                         APRIL 8, 1992
                                                     OCTOBER 31,                           THROUGH
                                -----------------------------------------------------    OCTOBER 31,
                                  1997          1996       1995      1994      1993         1992
                                --------      --------   --------   -------   -------   -------------
Net asset value, beginning of
  period......................  $  26.01      $  24.05   $  18.49   $ 17.13   $ 13.27      $12.29
Income from investment
  operations:
  Net investment income
     (loss)...................      0.02          0.04       0.02      0.03        --       (0.01)
  Net gains (losses) on
     securities (both realized
     and unrealized)..........      4.86          2.67       6.06      1.33      3.86        0.99
                                --------      --------   --------   -------   -------      ------
  Total from investment
     operations...............      4.88          2.71       6.08      1.36      3.86        0.98
                                --------      --------   --------   -------   -------      ------
Less distributions:
  Dividends from net
     investment
     income...................        --            --         --        --        --          --
  Distributions from net
     realized gains...........     (0.89)        (0.75)     (0.52)       --        --          --
                                --------      --------   --------   -------   -------      ------
  Total distributions.........     (0.89)        (0.75)     (0.52)       --        --          --
                                --------      --------   --------   -------   -------      ------
Net asset value, end of
  period......................  $  30.00      $  26.01   $  24.05   $ 18.49   $ 17.13      $13.27
                                ========      ========   ========   =======   =======      ======
Total return(a)...............     19.42%        11.81%     34.09%     7.94%    29.09%       7.97%
                                ========      ========   ========   =======   =======      ======
Ratios/supplemental data:
  Net assets, end of period
     (000s omitted)...........  $188,109      $293,035   $138,918   $39,847   $12,338      $3,087
                                ========      ========   ========   =======   =======      ======
  Ratio of expenses to average
     net assets(b)............      0.65%(c)(d)   0.66%      0.66%     0.69%     0.87%       0.91%(e)
                                ========      ========   ========   =======   =======      ======
  Ratio of net investment
     income (loss) to average
     net assets(f)............      0.06%(d)      0.21%      0.18%     0.36%     0.04%      (0.12)%(e)
                                ========      ========   ========   =======   =======      ======
  Portfolio turnover rate.....       67%            58%        45%       79%       70%         62%
                                ========      ========   ========   =======   =======      ======
  Average broker commission
     rate(g)..................  $ 0.0576      $ 0.0596        N/A       N/A       N/A         N/A
                                ========      ========   ========   =======   =======      ======

---------------

(a) For periods less than one year, total return is not annualized.
(b) Ratios of expenses to average net assets prior to waiver of advisory fees and/or expense reimbursement were 0.67%, 0.67%, 0.68%, and 0.70%, for the periods 1997-1994 respectively.
(c) Ratios are based on average net assets of $271,723,352.
(d) Ratios include indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have remained the same.

(e) Annualized.

(f) Ratios of net investment income prior to waiver of advisory fees and/or expense reimbursement were 0.04%, 0.20%, 0.16%, and 0.35% for the periods 1997-1994, respectively.

                           SUITABILITY FOR INVESTORS

  The Institutional Classes of the Funds are intended for use by institutions, particularly banks, acting for themselves or in a fiduciary or similar capacity. Shares of the Institutional Classes of the Funds are available for collective and common trust funds of banks, banks investing for their own account and banks investing for the account of a public entity (e.g., Taft-Hartley funds, states, cities, or government agencies) which does not pay commissions or distribution fees. Prospective investors should determine if an investment in the Funds is consistent with the objectives of an account and with applicable state and federal laws and regulations. FMC will review each application for purchase of the Institutional Classes and reserves the right to reject any order to purchase based upon a review of the suitability of the investor.

  The Institutional Classes of the Funds are designed to be convenient and economical vehicles in which institutions can invest in a portfolio of equity securities. An investment in the Funds may relieve the institution of many of the investment and administrative burdens encountered when investing in equity securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own sub-accounting.

                              INVESTMENT PROGRAMS

  Each of the Funds has its own investment objectives and investment program. There can, of course, be no assurance that any Fund will in fact achieve its objectives since all investments are inherently subject to market risks. The Board of Directors of the Company reserves the right to change any of the investment policies, strategies or practices of any of the Funds, as described in this Prospectus and the Statement of Additional Information, without shareholder approval, except in those instances where shareholder approval is expressly required.

  Each of the Funds may invest, for temporary or defensive purposes, in investment grade (high quality) corporate bonds, commercial paper, U.S. Government obligations or taxable municipal securities. In addition, a portion of each Fund's assets may be held, from time to time, in cash, time deposits, master notes, repurchase agreements or other debt securities, when such positions are deemed advisable in light of economic or market conditions.

AIM CHARTER FUND

  The primary investment objective of Charter is to seek growth of capital, with current income as a secondary objective. Although the amount of Charter's current income will vary from time to time, it is anticipated that the current income realized by Charter will generally be greater than that realized by mutual funds whose sole objective is growth of capital. Charter seeks to achieve its objective by generally investing at least 65% of its net assets in stocks of companies believed by management to have the potential for above average growth in revenues and earnings. Charter generally will also invest at least 80% of its net assets in securities which pay income to Charter.

AIM WEINGARTEN FUND

  The investment objective of Weingarten is to seek growth of capital principally through investment in common stocks of seasoned and better capitalized companies. Current income will not be an important criterion of investment selection, and any such income should be considered incidental. It is anticipated that common stocks will be the principal form of investment by the Fund. Weingarten's portfolio is primarily comprised of securities of two basic categories of companies: (a) "core" companies, which Fund management considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (b) "earnings acceleration" companies which Fund management believes are currently enjoying a dramatic increase in profits. See "Investment Program and Restrictions" in the Statement of Additional Information.

AIM CONSTELLATION FUND

  The investment objective of Constellation is to seek capital appreciation. Constellation aggressively seeks to increase shareholders' capital by investing principally in common stocks, with emphasis on medium-sized and smaller emerging growth companies. Management of the Fund will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by the Fund may fluctuate widely. Any income received from securities held by the Fund will be incidental, and an investor should not consider a purchase of shares of the Fund as equivalent to a complete investment program. Constellation's portfolio is primarily comprised of securities of two basic categories of companies: (a) "core" companies, which Fund management considers to have experienced above-average and consis-tent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (b) "earnings acceleration" companies which Fund management believes are currently enjoying a dramatic increase in profits. See "Certain Investment Strategies and Policies" and "Investment Restrictions" below and "Investment Program and Restrictions" in the Statement of Additional Information.

CERTAIN INVESTMENT STRATEGIES AND POLICIES

  In pursuit of its objectives and policies, each of the Funds may employ one or more of the following strategies in order to enhance investment results:

  REPURCHASE AGREEMENTS. Each of the Funds may enter into repurchase agreements. A repurchase agreement is an instrument under which the Fund acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

  REVERSE REPURCHASE AGREEMENTS. Consistent with Charter's policy on borrowings, Charter may invest in reverse repurchase agreements with banks, which involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. The Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Fund will segregate liquid securities having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered borrowings by the Fund under the 1940 Act.

  U.S. GOVERNMENT SECURITIES. Charter Fund may invest in U.S. Government securities, including, but not limited to, U.S. Treasury obligations, such as Treasury Bills (maturities of one year or less) or Treasury Notes (maturities of less than three years). The market value of U.S. Government securities will fluctuate with changes in interest rate levels. Thus, if interest rates increase from the time the security was purchased, the market value of the security will decrease. Conversely, if interest rates decrease, the market value of the security will increase.

  STOCK INDEX FUTURES CONTRACTS. Each of the Funds may purchase and sell stock index futures contracts as a hedge against changes in market conditions. A stock index futures contract is an agreement pursuant to which two parties agree to take delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. Charter, Constellation and Weingarten will only enter into domestic stock index futures. No physical delivery of the underlying stocks in the index is made. Each of the Funds may purchase and sell futures contracts in order to hedge the value of its portfolio against changes in market conditions. Generally, a Fund may elect to close a position in a futures contract by taking an opposite position which will operate to terminate the Fund's position in the futures contract. See the Statement of Additional Information for a description of the Funds' investments in futures contracts, including certain related risks. The Funds may each purchase or sell futures contracts if, immediately thereafter, the sum of the amount of margin deposits and premiums on open positions with respect to futures contracts would not exceed 5% of the market value of a Fund's total assets.

  There are risks associated with investments in stock index futures contracts. During certain market conditions, purchases and sales of futures contracts may not completely offset a decline or rise in the value of a Fund's portfolio. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of a Fund's portfolio may differ substantially from the changes anticipated by the Fund when hedged positions were established, and unanticipated price movements in a futures contract may result in a loss substantially greater than a Fund's initial investment in such contract. Successful use of futures contracts is dependent upon AIM's ability to predict correctly movements in the direction of the applicable markets. No assurance can be given that AIM's judgment in this respect will be correct.

  WRITING COVERED CALL OPTION CONTRACTS. Charter, Weingarten and Constellation may write (sell) covered call options. The purpose of such transactions is to hedge against changes in the market value of a Fund's portfolio securities caused by fluctuating interest rates, fluctuating currency exchange rates and changing market conditions, and to close out or offset existing positions in such options or futures contracts as described below. None of the Funds will engage in such transactions for speculative purposes.

  Charter, Constellation and Weingarten may each write (sell) call options, but only if such options are covered and remain covered as long as the Fund is obligated as a writer of the option (seller). A call option is "covered" if a Fund owns the underlying security covered by the call. If a "covered" call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option is exercised, the writer realizes either a gain or loss from the sale or purchase of the underlying security with the proceeds to the writer being increased by the amount of the premium. Prior to its expiration, a call option may be closed out by means of a purchase of an identical option. Any gain or loss from such transaction will depend on whether the amount paid is more or less than the premium received for the option plus related transaction costs.

  Charter and Weingarten may also purchase puts. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying security at a fixed strike price.

  Options are subject to certain risks, including the risk of imperfect correlation between the option and a Fund's other investments and the risk that there might not be a liquid secondary market for the option when the Fund seeks to hedge against adverse market movements. In general, options whose strike prices are close to their underlying securities' current values will have the highest trading volume, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.

  The investment policies of each of Charter, Weingarten and Constellation permit the writing of call options on securities comprising no more than 25% of the value of each Fund's net assets. Each Fund's policies with respect to the writing of call options may be changed by the Company's Board of Directors, without shareholder approval.

  SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. Each Fund may purchase securities on a "when-issued" basis, that is, delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). Each Fund also may purchase or sell securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the delayed delivery securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. For further information regarding securities issued on a when-issued or delayed delivery basis see the caption "Investment Program and Restrictions" in the Statement of Additional Information.

  ILLIQUID SECURITIES. None of the Funds will invest more than 15% of their net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

  RULE 144A SECURITIES. Each of the Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). These securities are sometimes referred to as private placements. Although securities which may be resold only to "qualified institutional buyers" in accordance with the provisions of Rule 144A under the 1933 Act are unregistered securities, the Funds may each purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above under "Illiquid Securities," provided that a determination is made that such securities have a readily available trading market. AIM will determine the liquidity of Rule 144A securities under the supervision of the Company's Board of Directors. The liquidity of Rule 144A securities will be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

  INVESTMENT IN UNSEASONED ISSUERS. Charter may purchase securities in unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources.

  INVESTMENT IN OTHER INVESTMENT COMPANIES. Each of the Funds may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

  FOREIGN SECURITIES. To the extent consistent with their respective investment objectives, each of the Funds may invest in foreign securities. It is not anticipated that such foreign securities, which may be payable in foreign currencies and traded abroad, will constitute more than 20% of the value of the Funds' total assets. For purposes of calculating such limitation, American Depositary Receipt ("ADRs"), European Depositary Receipts ("EDRs") and other securities representing underlying securities of foreign issuers are treated as foreign securities. To the extent a Fund invests in securities denominated in foreign currencies, each Fund bears the risk of changes in the exchange rates between U.S. currency and the foreign currency, as well as the availability and status of foreign securities markets. These securities will be marketable equity securities (including common and preferred stock, depositary receipts for stock and fixed income or equity securities exchangeable for or convertible into stock) of foreign companies which generally are listed on a recognized foreign securities exchanges or traded in a foreign over-the-counter mar-ket. Each of the Funds may also invest in foreign securities listed on recognized U.S. securities exchanges or traded in the U.S. over-the-counter market. Such foreign securities may be issued by foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. As compared to investment in the securities markets of developed countries, investment in the securities markets of developing countries involves exposure to markets that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable. For a discussion of the risks pertaining to investments in foreign obligations, see "Risk Factors" below.

  RISK FACTORS REGARDING FOREIGN SECURITIES. Investments by a Fund in foreign securities, including Eurodollar, Yankee dollar and other foreign obligations, may entail all of the risks set forth below. Investments by a Fund in ADRs may entail certain political and economic risks and regulatory risks as set forth below.

  Currency Risk. The value of each Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

  Political and Economic Risk. The economies of many of the countries in which the Funds may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of each Fund's investments.

  Regulatory Risk. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

  Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

  PORTFOLIO TURNOVER. Any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of a Fund's investment objectives, regardless of the holding period of that security. Each Fund's historical portfolio turnover rates are included in the Financial Highlights tables above. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to a Fund, the portion of the Fund's distributions constituting taxable capital gains may increase. For a discussion of AIM's brokerage allocation policies and practices, see "Portfolio Transactions and Brokerage" in the Statement of Additional Information. In accordance with policies established by the Board of Directors, AIM may take into account sales of shares of the Funds and other funds advised by AIM in selecting broker-dealers to effect portfolio transactions on behalf of the Funds.

  The investment objectives and policies stated above are not fundamental policies of the Funds and may be changed by the Board of Directors of the Company without shareholder approval. Shareholders will be notified before any material change in the investment policies stated above become effective.

INVESTMENT RESTRICTIONS

  Each of the Funds has adopted a number of investment restrictions, including the following:

  BORROWING. Each of the Funds may borrow money to a limited extent from banks (including the Funds' custodian bank) for temporary or emergency purposes. Charter and Weingarten may each borrow amounts of up to 10% of their respective total assets and may each pledge amounts of up to 20% of their respective total assets to secure such borrowings. Currently, Charter, Weingarten and Constellation each have a committed credit facility with Chemical Bank. Constellation may borrow amounts to purchase or carry securities only if, immediately after such borrowing, the value of its assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. In addition, the Fund has adopted a non-fundamental policy stating that the Fund will not purchase additional securities when any borrowings exceed 5% of the Fund's total assets.

  In addition to the ability to borrow money for temporary or emergency purposes, Constellation may, but has no current intention to, borrow money from banks to purchase or carry securities. The amount of such borrowings is limited by provisions of the Investment Company Act of 1940 (the "1940 Act"). Any investment gains made by Constellation with the borrowed monies in excess of interest paid by the Fund will cause the net asset value of the Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased with the proceeds of such borrowings fails to cover the interest paid on the money borrowed by the Fund, the net asset value of the Fund will decrease faster than would otherwise be the case. This speculative factor is known as "leveraging."

   LENDING OF FUND SECURITIES. Each of the Funds may also lend its portfolio securities in amounts up to 33-1/3% of the total assets of the respective Funds. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

  The foregoing investment restrictions are matters of fundamental policy and may not be changed without shareholder approval. For additional investment restrictions applicable to the Funds, see the Statement of Additional Information.

                               PURCHASE OF SHARES

  Shares of the Institutional Classes of the Funds are sold on a continuing basis at their respective net asset values. Although no sales charge is imposed in connection with the purchase of shares, banks or other financial institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of shares of the Funds should consult with such institutions to obtain a schedule of such fees. In order to maximize its income, each Fund attempts to remain as fully invested as practicable. Accordingly, in order to be accepted for execution, purchase orders must be submitted in proper form and received prior to the close of the New York Stock Exchange, which is generally 4:00 p.m. Eastern Time on a business day of the Funds, and such orders will be confirmed at the net asset value determined as of the close of that day ("trade date"). A "business day of the Funds" means any day on which the New York Stock Exchange is open for trading. It is expected that the New York Stock Exchange will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the New York Stock Exchange.

  Payments for shares purchased must be in the form of federal funds or other funds immediately available to the Funds and must be made on the "settlement date," which shall be the next business day of the Funds following the trade date. Federal Reserve wires should be sent as early as possible on the settlement date in order to facilitate crediting to the shareholder's account. Any funds received in respect of an order which is not accepted by a Fund and any funds received for which an order has not been received will be returned to the sending institution. An order to purchase shares must specify which Fund is being purchased, otherwise any funds received will be returned to the sending institution.

  The minimum initial investment in any of the Funds is $100,000. Institutions may be requested to maintain separate Master Accounts in each Fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and
(b) for accounts for which the institution acts in some other capacity. An institution's Master Account(s) and sub-accounts with a Fund may be aggregated for the purpose of the minimum investment requirement. No minimum amount is required for subsequent investments in a Fund nor are minimum balances required. Prior to the initial purchase of shares, an Account Application must be completed and sent to FMC at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. An Account Application may be obtained from FMC.

  In the interest of economy and convenience, certificates representing shares of the Funds will not be issued except upon written request to the applicable Fund. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  The Company, FMC and their agents reserve the right at any time (a) to withdraw all or any part of the offering made by this Prospectus; (b) to reject any purchase or exchange order or to cancel any purchase due to nonpayment of the purchase price; (c) to increase, waive or lower the minimum investment requirements; or (d) to modify any of the terms or conditions of purchases of shares of a Fund.

                              REDEMPTION OF SHARES

  A shareholder may redeem any or all of its shares at the net asset value next determined after receipt of the redemption request in proper form by the applicable Fund. See "Determination of Net Asset Value." Redemption requests with respect to shares for which certificates have not been issued are normally made by calling FMC.

  Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received prior to NYSE Close on a business day of such Fund, the redemption will be effected at the net asset value determined as of the close of that day (the "redemption date"). The proceeds of a redemption request will be wired on the next business day following the redemption date.

  Shareholders may request a redemption by telephone. The Transfer Agent and FMC will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the account application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmation promptly after the transaction.

  Payment for shares redeemed by mail and payment for telephone redemptions in amounts under $1,000 may, at the option of a Fund, be made by check mailed within seven days after receipt of the redemption request in proper form. A Fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Fund's best interest to do so.

  A Fund's shares are not redeemable at the option of the Fund unless the Board of Directors of the Fund determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholder of such Fund.

                          DIVIDENDS AND DISTRIBUTIONS

  Each Fund's current policy is to pay dividends from net investment income, if any, on a quarterly basis with respect to Charter and on an annual basis with respect to Weingarten and Constellation. In addition, each Fund's current policy is to make distributions of any realized capital gains before the end of each calendar year. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. All dividends and distributions of a Fund are automatically reinvested on the payment date in full and fractional shares of such Fund, calculated at their net asset value on the ex-dividend date for the dividend or distribution, unless the shareholder has elected, by written notice to FMC, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of an Institutional Class of one of the other Funds offered pursuant to this Prospectus. If a shareholder has redeemed or exchanged all of the shares in his account between the record date and the payment date for a dividend or distribution, such dividend or distribution is paid in cash regardless of whether the shareholder has previously elected to reinvest such dividends or distributions.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by written notice to FMC and are effective as to any subsequent payment if such notice is received by FMC prior to the record date of such payment. Any dividend and distribution election remains in effect until FMC receives a revised written election by the shareholder.

  Any dividend or distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

                                 FEDERAL TAXES

  Each Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Sub-chapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as each Fund qualifies for this tax treatment, it is not subject to federal income taxes on amounts distributed to shareholders. Each Fund, for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M, is treated as a separate corporation. Therefore, no Fund may offset its gains against another Fund's losses and each Fund must individually comply with all of the provisions of the Code which are applicable to its operations.

  Because each Fund intends to distribute substantially all of its net investment income and net realized capital gains to its respective shareholders, it is not expected that the Funds will be required to pay any federal income tax. Each Fund also intends to meet the distribution requirements of the Code to avoid the imposition of a 4% excise tax. Nevertheless, shareholders normally are subject to federal income taxes, and any applicable state and local income taxes, on the dividends and distributions received by them from a Fund whether in the form of cash or additional shares of a Fund. Shareholders are notified annually of the federal tax status of dividends and capital gains distributions. Dividends paid by a Fund (other than long-term capital gain distributions) generally will qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the Fund from domestic corporations.

  For each sale of a Funds' shares by a shareholder who is not an exempt payee, the Fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

  Distributions may be subject to treatment under foreign, state or local tax laws which differs from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisers concerning the application of state, local, or foreign taxes. Additional information about taxes is set forth in the Statement of Additional Information.

                        DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of the shares of the Institutional Class of each of the Funds is determined as of 4:00 p.m. Eastern Time on each business day of the Funds, as previously defined. In the event the New York Stock Exchange closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value will be determined as of the close of the New York Stock Exchange on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available 15 minutes after the close of trading of the New York Stock Exchange will generally be used. The net asset values per share of the Institutional Class and the Retail Class of a Fund will differ because of different expenses attributable to each class. The income or loss and the expenses common to both classes of a Fund are allocated to each class on the basis of the net assets of each such class calculated as of the close of business on the previous business day of the Fund, as adjusted for current day's shareholder activity of each class. In addition to certain expenses which are allocated to both classes of a Fund, certain expenses, such as those related to the distribution of shares of a class, are allocated only to the class to which such expenses relate. The net asset value per share of a class is determined by subtracting the liabilities (e.g., the expenses) allocated to the class from the assets allocated to the class and dividing the results by the total number of shares outstanding of such class. The determination of net asset value per share of each class is made in accordance with generally accepted accounting principles. Among other items, a Fund's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers and in accordance with methods which are specifically authorized by the Board of Directors of the Company. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

                                  PERFORMANCE

  The performance of the Institutional Class of each Fund may be quoted in advertising in terms of yield or total return. Performance information can be obtained by calling the Company at (800) 659-1005. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Funds. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders which is available upon request and without charge.

  The total return shows the overall change in value of a Fund's Institutional Class, including changes in share price assuming all dividends and capital gain distributions attributable to such Fund's Institutional Class are reinvested. A cumulative total return reflects the performance of a Fund's Institutional Class over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance of a Fund's Institutional Class had been constant over the entire period. Investors should recognize that average annual returns are not the same as actual year-by-year results because they tend to even out variations in the total returns. To illustrate the components of overall performance, the Institutional Class of a Fund may separate its cumulative and average annual returns into income results and capital gain or loss.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of any Fund. Such a practice will have the effect of increasing the Fund's yield and total return.

  The performance of the Institutional Class of each Fund will vary from time to time and past results are not necessarily indicative of future results. The performance of the Institutional Class of a Fund is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Institutional Class and market conditions.

                            REPORTS TO SHAREHOLDERS

  The Company furnishes shareholders with semi-annual reports containing information about the Company and its operations, including a list of the investments held in the Funds and financial statements. The annual financial statements of each Fund are audited by the Fund's independent auditors. A copy of the current list of the investments of each Fund will be sent to shareholders upon request.

  Each shareholder will be provided with a written confirmation for each transaction. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a monthly statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

                                   MANAGEMENT

  The overall management of the business and affairs of the Funds is vested with the Company's Board of Directors. The Board of Directors approves all significant agreements between the Company and persons or companies furnishing services to a Fund, including the Master Advisory Agreement with AIM, the Master Sub-Advisory Agreement between AIM and AIM Capital, the Master Administrative Services Agreement with AIM, the Transfer Agency and Service Agreement with AFS, the Funds' agreement with FMC as the distributor of the shares of its Institutional Class, and the Funds' agreement with State Street Bank and Trust Company serving as custodian to the Funds. The day-to-day operations of each Fund are delegated to its officers and to AIM, subject always to the objectives and policies of the Fund and to the general supervision of the Company's Board of Directors. Information concerning the Board of Directors may be found in the Statement of Additional Information. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. AIM Management is a holding company engaged in the financial services business and is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.

  For a discussion of AIM Management and its subsidiaries' Year 2000 Compliance Project, see "General Information -- Year 2000 Compliance Project."

INVESTMENT ADVISOR

  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the investment advisor to each Fund pursuant to the Master Advisory Agreement. AIM was organized in 1976 and, through its affiliates, advises or manages over 50 investment company portfolios (including the Funds) encompassing a broad range of investment objectives. AIM is a wholly owned subsidiary of AIM Management.

  Under the terms of the Master Advisory Agreement, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. The Master Advisory Agreement also provides that, upon the request of the Company's Board of Directors, AIM may perform certain accounting, shareholder servicing and other administrative services for each Fund which are not required to be performed by AIM under the Master Advisory Agreement. For such services AIM, pursuant to the Master Administrative Services Agreement between the Company and AIM, is entitled to receive from each Fund reimbursement of its costs or such reasonable compensation as may be approved by the Company's Board of Directors. See "Summary -- Material Events." Currently, AIM is reimbursed for the services of each Fund's principal financial officer and his staff, and any expenses related to such services. Under the Transfer Agency and Service Agreement between the Company and AFS, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, a wholly owned subsidiary of AIM and a registered transfer agent, AFS receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Institutional Classes of the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. AIM will not be liable to the Funds or their shareholders except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty; provided, however that AIM may be liable for certain breaches of duty under the 1940 Act.

SUB-ADVISOR

  AIM Capital, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as sub-advisor to each Fund pursuant to the Master Sub-Advisory Agreement between AIM and AIM Capital. Under the terms of the Master Sub-Advisory Agreement, AIM has appointed AIM Capital to provide certain investment advisory services for each Fund, subject to overall supervision by AIM and the Company's Board of Directors. AIM Capital is a wholly owned subsidiary of AIM. Certain of the directors and officers of AIM Capital are also executive officers of the Company.

FEE WAIVERS

  AIM may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of any Fund but will retain its ability to be reimbursed prior to the end of the fiscal year.

ADVISORY FEES

  As compensation for its services AIM is paid an investment advisory fee, which is calculated separately for each Fund. AIM received total advisory fees from Charter, Weingarten and Constellation for the fiscal year ended October 31, 1997, which represented 0.62%, 0.60% and 0.61%, respectively, of each of such Fund's average daily net assets. For the fiscal year ended October 31, 1997, with respect to Charter, Constellation and Weingarten, AIM voluntarily waived 0.01%, 0.03% and 0.02%, respectively, of each such Fund's advisory fee. Had there been no fee waivers during the year, advisory fees would have been 0.63%, 0.63% and 0.63%, respectively, of average daily net assets. AIM received reimbursement of administrative services costs from Charter, Weingarten and Constellation for the fiscal year ended October 31, 1997, which represented 0.003%, 0.003% and 0.002%, respectively, of each of such Fund's average daily net assets. Total expenses of the Institutional Class of Charter, Weingarten and Constellation for the fiscal year ended October 31, 1997, stated as a percentage of average net assets were 0.67%, 0.64% and 0.65%, respectively. As compensation for its services, AIM Capital receives a fee equal to 50% of the fees received by AIM under the Master Advisory Agreement on behalf of the Funds.

DISTRIBUTOR

  The Company has entered into a Master Distribution Agreement dated February 28, 1997, on behalf of the Institutional Class of each of the Funds (the "Master Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of the shares of the Funds. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Certain directors and officers of the Funds are affiliated with FMC. The Master Distribution Agreement provides that FMC has the exclusive right to distribute Institutional Shares of the Funds either directly or through other broker-dealers. FMC receives no fee for its services as distributor. FMC is the distributor of several of the mutual funds administered or advised by AIM.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of the shares of the Funds during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.10% of the net asset value of the shares of the Funds sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Funds or the amount received as proceeds from such sales. Dealers or institutions may not use sales of the shares of the Funds to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

PORTFOLIO MANAGERS

  AIM uses a team approach and a disciplined investment process in providing investment advisory services to all of its accounts, including the Funds. AIM's investment staff consists of approximately 135 individuals. While individual members of AIM's investment staff are assigned primary responsibility for the day-to-day management of each of AIM's accounts, all accounts are reviewed on a regular basis by AIM's Investment Policy Committee to ensure that they are being invested in accordance with the account's and AIM's investment policies. The individuals who are primarily responsible for the day-to-day management of the Funds and their titles, if any, with AIM or its affiliates and the Fund, the length of time they have been responsible for the management, and their years of investment experience and prior experience (if they have been with AIM for less than five years) are shown below.

  Lanny H. Sachnowitz and Brant H. DeMuth and are primarily responsible for day-to-day management of Charter. Mr. Sachnowitz is Vice President of AIM Capital and has been responsible for the Fund since 1991. He has been associated with AIM and/or its subsidiaries and has been an investment professional since 1987. Mr. DeMuth has been responsible for the Fund since 1998. He has been associated with AIM and/or its subsidiaries since 1996 and has been an investment professional since 1987. Prior to 1996, he served as a portfolio manager for the Colorado Public Employee Retirement Association.

  Jonathan C. Schoolar, Monika H. Degan and David P. Barnard are primarily responsible for the day-to-day management of Weingarten. Mr. Schoolar is Senior Vice President of AIM Capital, Vice President of AIM and Senior Vice President of the Company and has been responsible for the Fund since 1987. He has been associated with AIM and/or its subsidiaries since 1986 and has been an investment professional since 1983. Ms. Degan has been responsible for the Fund since 1998. She has been associated with AIM and/or its subsidiaries since 1995 and has been an investment professional since 1991. Prior to 1995, Ms. Degan was a Senior Financial Analyst for Shell Oil Co. Pension Trust. Mr. Barnard is Vice President of AIM Capital and has been responsible for the Fund since 1986. He has been associated with AIM and/or its subsidiaries since 1982 and has been an investment professional since 1974.

  Robert M. Kippes, Kenneth A. Zschappel, Charles D. Scavone, and David P. Barnard are primarily responsible for the day-to-day management of Constellation. Mr. Kippes is Vice President of AIM Capital. He currently serves as manager for Constellation and has been responsible for the Fund since 1993. He has been associated with AIM and/or its subsidiaries since he began working as an investment professional in 1989. Mr. Zschappel is Assistant Vice President of AIM Capital and has been responsible for the Fund since 1996. He has been associated with AIM and/or its subsidiaries since he began working as an investment professional in 1990. Mr. Scavone is Vice President of AIM Capital and has been responsible for the Fund since 1996. He has been associated with AIM and/or its subsidiaries since 1996 and has been an investment professional since 1991. Prior to 1996, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc. from 1994 to 1996. From 1991 to 1994, he worked in the investments department at Texas Commerce Investment Management Company, with his last position being Equity Research Analyst/Assistant Portfolio Manager. Mr. Barnard is Vice President of AIM Capital and has been responsible for the Fund since 1990. He has been associated with AIM and/or its subsidiaries since 1982 and an investment professional since 1974.

                              GENERAL INFORMATION
ORGANIZATION OF THE COMPANY

  The Company was organized in 1988 as a Maryland corporation, and is registered with the Securities and Exchange Commission as a diversified, open-end, series, management investment company. The Company consists of six separate operating portfolios: Charter, Constellation and Weingarten, each of which has retail classes of shares consisting of Class A, Class B and Class C shares and an Institutional Class; Aggressive Growth, which has a Retail Class of Class A shares and Blue Chip and Capital Development, each of which have retail classes of shares consisting of Class A, Class B and Class C shares. The Company's common stock is classified into nineteen different classes. Each class represents an interest in one of six portfolios.

  Each class of shares of the same Fund represent interests in that Fund's assets and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific expenses, such as those associated with the shareholder servicing of their shares, is subject to differing sales loads, conversion features and exchange privileges, and has exclusive voting rights on matters pertaining to that class' distribution plan.

  Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the different classes of shares, where applicable, of a Fund. However, on matters affecting one portfolio of the Company or one class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but which requires a separate vote of another portfolio or class. An example of a matter which would be voted on separately by shareholders of a portfolio is the approval of an advisory agreement, and an example of a matter which would be voted on separately by shareholders of a class of shares is approval of a distribution plan. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are fully transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect directors, holders of more than 50% of the shares voting for the election of directors can elect all of the directors of the Company, and the holders of less than 50% of the shares voting for the election of directors will not be able to elect any directors.

  The holders of shares of the Institutional Class of each Fund are entitled to such dividends payable out of the net assets allocable to such class as may be declared by the Board of Directors of the Company. In the event of liquidation or dissolution of the Company, the holders of shares of the Institutional Class of a Fund will be entitled to receive pro rata, subject to the rights of creditors, the net assets of the Fund allocable to the Institutional Class. Fractional shares of each Fund have the same rights as full shares to the extent of their proportionate interest.

  Under Maryland law and the Company's By-Laws, the Company need not hold an annual meeting of shareholders unless a meeting is required under the 1940 Act to elect directors. Shareholders may remove directors from office, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares. As of February 2, 1998, Commonwealth of Massachusetts was the owner of record of 94.81% of the outstanding shares of the Institutional Class of Charter. As long as Commonwealth of Massachusetts owns over 25% of such shares, it may be presumed to be in "control" of the Institutional Class of Charter, as defined in the 1940 Act. As of February 2, 1998, Commonwealth of Massachusetts was the owner of record of 87.17% of the outstanding shares of the Institutional Class of Weingarten. As long as Commonwealth of

Massachusetts owns over 25% of such shares, it may be presumed to be in "control" of the Institutional Class of Weingarten, as defined in the 1940 Act. As of February 2, 1998, Commonwealth of Massachusetts was the owner of 29.27% and Nationwide was the owner of 60.12% of the outstanding shares of the Institutional Class of Constellation. As long as Commonwealth of Massachusetts and Nationwide own over 25% of such shares, they may be presumed to be in "control" of the Institutional Class of Constellation, as defined in the 1940 Act.

CUSTODIAN AND TRANSFER AGENT

  State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the Funds' portfolio securities and cash.

  A I M Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, a wholly owned subsidiary of AIM and a registered transfer agent, acts as transfer agent and dividend paying agent for the Funds' Institutional Classes.

LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania, serves as counsel to the Company and passes upon the legality of the shares offered pursuant to this Prospectus.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning their account should be directed to FMC at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or may be made by calling
(800) 659-1005.

YEAR 2000 COMPLIANCE PROJECT

  In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish between the year 2000 and the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers provide the AIM Funds and their shareholders.

  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm Year 2000 compliance upon installation.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Funds prior to investing. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge by writing or calling FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

======================================= =================================================

AIM EQUITY FUNDS, INC.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(800) 659-1005                                            February 2, 1998

INVESTMENT ADVISOR
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173                               AIM EQUITY FUNDS, INC.
(713) 626-1919                                         (INSTITUTIONAL CLASSES)
                                                           AIM CHARTER FUND
INVESTMENT SUB-ADVISOR                                    AIM WEINGARTEN FUND
A I M CAPITAL MANAGEMENT, INC.
11 Greenway Plaza, Suite 100                            AIM CONSTELLATION FUND
Houston, Texas 77046-1173
(713) 626-1919

DISTRIBUTOR
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(800) 659-1005

TRANSFER AGENT
A I M FUND SERVICES, INC.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(800) 340-4246

AUDITORS
KPMG PEAT MARWICK LLP
700 Louisiana
Houston, Texas 77002

CUSTODIAN                                                     TABLE OF CONTENTS
STATE STREET BANK AND TRUST COMPANY                                                      PAGE
225 Franklin Street                           Summary.....................................  2
Boston, Massachusetts 02110                   Table of Fees and Expenses..................  4
                                              Financial Highlights........................  5
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY     Suitability For Investors...................  8
INFORMATION OR TO MAKE ANY REPRESENTATIONS    Investment Programs.........................  8
NOT CONTAINED IN THIS PROSPECTUS IN           Purchase of Shares.......................... 12
CONNECTION WITH THE OFFERING MADE BY THIS     Redemption of Shares........................ 13
PROSPECTUS, AND IF GIVEN OR MADE, SUCH        Dividends and Distributions................. 13
INFORMATION OR REPRESENTATIONS MUST NOT BE    Federal Taxes............................... 13
RELIED UPON AS HAVING BEEN AUTHORIZED BY      Determination of Net Asset Value............ 14
THE FUNDS OR THE DISTRIBUTOR. THIS            Performance................................. 14
PROSPECTUS DOES NOT CONSTITUTE AN OFFERING    Reports to Shareholders..................... 15
IN ANY JURISDICTION TO ANY PERSON TO WHOM     Management.................................. 15
SUCH OFFERING MAY NOT LAWFULLY BE MADE.       General Information......................... 17
==========================================   ===============================================

                                                                STATEMENT OF
                                                          ADDITIONAL INFORMATION





                            INSTITUTIONAL CLASSES OF

                                AIM CHARTER FUND

                              AIM WEINGARTEN FUND

                             AIM CONSTELLATION FUND

                             (SERIES PORTFOLIOS OF
                            AIM EQUITY FUNDS, INC.)

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005


                           -------------------------



          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS
                   AND IT SHOULD BE READ IN CONJUNCTION WITH
                   A PROSPECTUS OF THE ABOVE-NAMED FUNDS,
                 A COPY OF WHICH MAY BE OBTAINED FREE OF CHARGE
                     FROM AUTHORIZED DEALERS OR BY WRITING
                            FUND MANAGEMENT COMPANY,
                         11 GREENWAY PLAZA, SUITE 100,
                           HOUSTON, TEXAS 77046-1173
                          OR BY CALLING (800) 659-1005



                           -------------------------



          STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 27, 1998
                 RELATING TO PROSPECTUS DATED FEBRUARY 27, 1998

                               TABLE OF CONTENTS


                                                                                                                     PAGE
INTRODUCTION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

GENERAL INFORMATION ABOUT THE FUNDS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
         The Company and its Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

MANAGEMENT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
         Directors and Officers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
                 Remuneration of Directors  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
                 AIM Funds Retirement Plan for Eligible Directors/Trustees  . . . . . . . . . . . . . . . . . . . . . . 7
                 Deferred Compensation Agreements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
         Investment Advisor, Sub-Advisor and Administrator  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
         Custodian and Transfer Agent . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Audit Reports  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Legal Matters  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Principal Holders of Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12

PURCHASES AND REDEMPTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Net Asset Value Determination  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Suspension of Redemption Rights  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20

PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20
         Total Return Calculations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20
         Yield Quotations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
         Historical Portfolio Results . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21

INVESTMENT PROGRAM AND RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
         Investment Program . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
         Foreign Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
         Rule 144A Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
         Lending of Portfolio Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
         Repurchase Agreements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
         Reverse Repurchase Agreements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
         Special Situations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
         Short Sales  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
         Warrants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
         Writing Covered Call Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
         Futures Contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
                 Stock Index Futures Contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
         Risks as to Futures Contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
         Securities Issued on a When-Issued or Delayed Delivery Basis . . . . . . . . . . . . . . . . . . . . . . . .  26
         Investment in Unseasoned Issuers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  26
         Investment Restrictions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  27

PORTFOLIO TRANSACTIONS AND BROKERAGE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29
         General Brokerage Policy . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29
         Allocation of Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  30
         Section 28(e) Standards  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  30
         Transactions with Regular Brokers  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  31
         Brokerage Commissions Paid . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  31
         Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  32

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  32
Reinvestment of Dividends and Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  32
         Tax Matters  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  32
         Qualification as a Regulated Investment Company  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  32
         Determination of Taxable Income of a Regulated Investment Company  . . . . . . . . . . . . . . . . . . . . .  33
         Excise Tax on Regulated Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  34
         Fund Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  34
         Sale or Redemption of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  36
         Foreign Shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  36
         Effect of Future Legislation; Local Tax Considerations . . . . . . . . . . . . . . . . . . . . . . . . . . .  37
         Other Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  37

APPENDIX  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  38
         Description of Commercial Paper Ratings  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  38
         Description of Corporate Bond Ratings  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  38

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  FS

                                  INTRODUCTION

         AIM Equity Funds, Inc. (the "Company") is a series mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in a Prospectus dated February 27, 1998 (the "Prospectus"), which relates to the Institutional Classes of the following portfolios of the Company: AIM Charter Fund ("Charter"), AIM Weingarten Fund ("Weingarten") and AIM Constellation Fund ("Constellation") (individually, a "Fund" and collectively, the "Funds"). Additional copies of the Prospectus and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling (800) 659-1005. Investors must receive a Prospectus before they invest.

         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omits certain information contained in a Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                      GENERAL INFORMATION ABOUT THE FUNDS

THE COMPANY AND ITS SHARES

         The Company was organized in 1988 as a Maryland series corporation, and is registered with the SEC as a diversified open-end series management investment company. The Company consists of six separate portfolios: Charter, Constellation and Weingarten, each of which has retail classes of shares consisting of Class A, Class B and Class C shares and an Institutional Class; AIM Aggressive Growth Fund ("Aggressive Growth"), which has a Retail Class of Class A shares; and AIM Blue Chip Fund ("Blue Chip") and AIM Capital Development Fund ("Capital Development"), each of which has retail classes of shares consisting of Class A, Class B and Class C shares. Prior to October 15, 1993, Aggressive Growth was a portfolio of AIM Funds Group ("AFG"), a Massachusetts business trust. Pursuant to an Agreement and Plan of Reorganization between the Company and AFG, Aggressive Growth was redomesticated as a portfolio of the Company effective as of October 15, 1993. Blue Chip acquired the investment portfolio of Baird Blue Chip Fund, Inc. (the "BBC Fund") a registered management investment company, on June 3, 1996, in a corporate reorganization. Capital Development acquired substantially all of the assets of Baird Capital Development Fund, Inc., a registered management investment company, on August 12, 1996 in a corporate reorganization.

         This Statement of Additional Information relates solely to the Institutional Classes of the Funds.

         The term "majority of the outstanding shares" of the Company, of a particular Fund or of a particular class of a Fund means, respectively, the vote of the lessor of (a) 67% or more of the shares of the Company, such Fund or such class present at a meeting of the Company's shareholders, if the holders of more than 50% of the outstanding shares of the Company, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Company, such Fund or such class.

         Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all portfolios of the Company voting together for election of directors may elect all of the members of the Board of Directors of the Company. In such event, the remaining holders cannot elect any members of the Board of Directors of the Company.

         Each class of shares of each Fund has equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Board of Directors with respect to that class and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to that class remaining after satisfaction of outstanding liabilities of the Fund allocable to that Class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.


                                   MANAGEMENT

DIRECTORS AND OFFICERS
         The directors and officers of the Company and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. All of the Company's executive officers hold similar offices with some or all of the other AIM Funds.


                                                    Positions Held
                Name, Address and Age               with Registrant              Principal Occupation During Past 5 Years
                ---------------------               ---------------              ----------------------------------------
                *CHARLES T. BAUER (78)              Director and          Chairman of the Board of Directors, A I M Management
                                                    Chairman              Group  Inc.; A I M Advisors, Inc.,  A I M Capital
                                                                          Management, Inc., A I M Distributors, Inc., A I M Fund
                                                                          Services, Inc., and Fund Management Company; and Vice
                                                                          Chairman and Director, AMVESCAP PLC.

                BRUCE L. CROCKETT (53)              Director              Director, ACE Limited (insurance company).  Formerly,
                906 Frome Lane                                            Director, President and Chief Executive Officer,
                McLean, VA 22102                                          COMSAT Corporation; and Chairman, Board of Governors
                                                                          of INTELSAT (international communications company).

                OWEN DALY II (73)                   Director              Director, Cortland Trust Inc. (investment company).
                Six Blythewood Road                                       Formerly, Director, CF & I Steel Corp., Monumental
                Baltimore, MD 21210                                       Life Insurance Company and Monumental General
                                                                          Insurance Company; and Chairman of the Board of
                                                                          Equitable Bancorporation.

                JACK FIELDS (45)                    Director              Chief Executive Officer, Texana Global, Inc.
                8810 Will Clayton Parkway                                 (foreign trading company) Formerly, Member of
                Jetero Plaza, Suite E                                     the U.S. House of Representatives.
                Humble, Texas 77398





------------------------

* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

                                                    Positions Held
                Name, Address and Age               with Registrant              Principal Occupation During Past 5 Years
                ---------------------               ---------------              ----------------------------------------
                **CARL FRISCHLING (61)              Director              Partner, Kramer, Levin, Naftalis & Frankel (law firm).
                919 Third Avenue                                          Director, ERD Waste, Inc. (waste management company),
                New York, NY  10022                                       Aegis Consumer Finance (auto leasing company) and
                                                                          Lazard Funds, Inc. (investment companies).  Formerly
                                                                          Partner, Reid & Priest (law firm); and prior thereto,
                                                                          Partner, Spengler Carlson Gubar Brodsky & Frischling
                                                                          (law firm).

                *ROBERT H. GRAHAM (51)              Director and          Director, President and Chief Executive Officer, A I M
                                                    President             Management Group Inc.; Director and President, A I M
                                                                          Advisors, Inc.; Director and Senior Vice President,
                                                                          A I M Capital Management, Inc., A I M  Distributors,
                                                                          Inc., A I M Fund Services, Inc., and Fund Management
                                                                          Company; Director, AMVESCAP PLC; and Chairman of the
                                                                          Board of Directors of AIM Funds Group Canada, Inc.

                JOHN F. KROEGER (73)                Director              Director, Flag Investors International Fund, Inc.,
                37 Pippins Way                                            Flag Investors Emerging Growth Fund, Inc., Flag
                Morristown, NJ 07960                                      Investors Telephone Income Fund, Inc., Flag Investors
                                                                          Equity Partners Fund, Inc., Total Return U.S. Treasury
                                                                          Fund, Inc., Flag Investors Intermediate Term Income
                                                                          Fund, Inc., Managed Municipal Fund, Inc., Flag
                                                                          Investors Value Builder Fund, Inc., Flag Investors
                                                                          Maryland Intermediate Tax-Free Income Fund, Inc., Flag
                                                                          Investors Real Estate Securities Fund, Inc., Alex.
                                                                          Brown Cash Reserve Fund, Inc. and North American
                                                                          Government Bond Fund, Inc. (investment  companies).
                                                                          Formerly, Consultant, Wendell & Stockel Associates,
                                                                          Inc. (consulting firm).

                LEWIS F. PENNOCK (55)               Director              Attorney in private practice in Houston, Texas.
                6363 Woodway, Suite 825
                Houston, TX 77057




------------------------

** A director who is an "interested person" of the Company as defined in the 1940 Act.

* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

                                                    Positions Held
                Name, Address and Age               with Registrant              Principal Occupation During Past 5 Years
                ---------------------               ---------------              ----------------------------------------
                IAN W. ROBINSON (74)                Director              Formerly, Executive Vice President and Chief Financial
                183 River Drive                                           Officer, Bell Atlantic Management Services,  Inc.
                Tequesta, FL 33469                                        (provider of centralized management services to
                                                                          telephone companies);  Executive Vice President, Bell
                                                                          Atlantic Corporation (parent of seven telephone
                                                                          companies);  and Vice President and Chief Financial
                                                                          Officer, Bell Telephone Company of Pennsylvania and
                                                                          Diamond State Telephone Company.

                LOUIS S. SKLAR (58)                 Director              Executive Vice  President, Development and  Operations,
                Transco Tower, 50th Floor                                 Hines Interests Limited Partnership (real
                2800 Post Oak Blvd.                                       estate development).
                Houston, TX  77056

                ***JOHN J. ARTHUR (53)              Senior Vice           Director, Senior Vice President and Treasurer,  A I M
                                                    President and         Advisors, Inc.;  and Vice President and Treasurer,
                                                    Treasurer             A I M Management Group Inc., A I M Capital Management,
                                                                          Inc., A I M  Distributors, Inc., A I M  Fund Services,
                                                                          Inc., and Fund Management Company.

                GARY T. CRUM (50)                   Senior Vice           Director and President, A I M  Capital  Management,
                                                    President             Inc.;  Director and Senior Vice President, A I M
                                                                          Management Group Inc. and A I M  Advisors, Inc.;  and
                                                                          Director, A I M Distributors, Inc. and AMVESCAP PLC.

                ***CAROL F. RELIHAN (43)            Senior Vice           Director, Senior Vice President, General Counsel and
                                                    President             Secretary, A I M Advisors, Inc.; Vice President,
                                                    and Secretary         General Counsel and Secretary, A I M Management Group
                                                                          Inc.;  Director, Vice President and General Counsel,
                                                                          Fund Management Company; General Counsel and Vice
                                                                          President, A I M Fund Services, Inc.; and Vice
                                                                          President, A I M Capital Management, Inc., A I M
                                                                          Distributors, Inc.

                JONATHAN C. SCHOOLAR (36)           Senior Vice           Senior Vice President, A I M Capital Management Inc.;
                                                    President             and Vice President, A I M Advisors, Inc.

                MELVILLE B. COX (54)                Vice President        Vice President and Chief Compliance  Officer, A I M
                                                                          Advisors, Inc., A I M Capital Management, Inc., A I M
                                                                          Distributors, Inc., A I M Fund Services, Inc., and
                                                                          Fund Management Company.

                DANA R. SUTTON (39)                 Vice President and    Vice President and Fund Controller, A I M Advisors,
                                                    Assistant Treasurer   Inc.; and Assistant Vice President and Assistant
                                                                          Treasurer, Fund Management Company.



------------------------

***     Mr. Arthur and Ms. Relihan are married to each other.

     The standing committees of the Board of Directors are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.

     The members of the Audit Committee are Messrs. Crockett, Daly, Fields, Frischling, Kroeger (Chairman), Pennock, Robinson and Sklar. The Audit Committee is responsible for meeting with the Company's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Company's fund accounting or its internal accounting controls, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

     The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Fields, Frischling, Kroeger, Pennock, Robinson and Sklar. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividends and distributions issues, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

     The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Fields, Kroeger, Pennock (Chairman), Robinson and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

     All of the Company's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM Funds"). All of the Company's executive officers hold similar offices with some or all of the other AIM Funds.

Remuneration of Directors

     Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee attended. Each director who is not also an officer of the Company is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of other AIM Funds. Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

     Set forth below is information regarding compensation paid or accrued for each director of the Company:

                                                         RETIREMENT
                                     AGGREGATE            BENEFITS                TOTAL
                                   COMPENSATION            ACCRUED             COMPENSATION
                                       FROM              BY ALL AIM              FROM ALL
     DIRECTOR                       COMPANY(1)            FUNDS(2)             AIM FUNDS(3)
     --------                      ------------          ----------            ------------
 CHARLES T. BAUER                  $          0          $        0            $          0

 BRUCE L. CROCKETT                       21,879              67,774                  84,000

 OWEN DALY II                            21,879             103,542                  84,000

 JACK FIELDS                             14,595                   0                  71,000

 CARL FRISCHLING                         21,879              96,520                  84,000(4)

 ROBERT H. GRAHAM                             0                   0                       0

 JOHN F. KROEGER                         21,879              94,132                  82,500

 LEWIS F. PENNOCK                        21,879              55,777                  84,000

 IAN W. ROBINSON                         21,879              85,912                  84,000

 LOUIS S. SKLAR                          21,602              84,370                  83,500



------------------------
(1) The total amount of compensation deferred by all Directors of the Company during the fiscal year ended October 31, 1997, including interest earned thereon, was $94,952.

(2) During the fiscal year ended October 31, 1997, the total amount of expenses allocated to the Company in respect of such retirement
         benefits was $163,466.   Data reflects compensation for the calendar
         year ended December 31, 1997.

(3) Each Director serves as a director or trustee of a total of 11 registered Investment Companies advised by AIM (comprised of over 50 portfolios). Data reflects total compensation for the calendar year ended December 31, 1997.

(4)      See also page 8 regarding fees earned by Mr. Frischling's law firm.

AIM Funds Retirement Plan for Eligible Directors/Trustees

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not an employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the AIM Funds and the director) for the number of such director's years of service (not in excess of ten (10) years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than ten (10) years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

         Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming a specified level of compensation and years of service classifications. The estimated credited years of service for Messrs. Crockett, Daly, Fields, Frischling, Kroeger, Pennock, Robinson and Sklar are 10, 10, 0, 10, 19, 16, 10, and 8 years, respectively.
            ESTIMATED BENEFITS UPON RETIREMENT

           NUMBER OF YEARS        AIM ANNUAL
           OF SERVICE WITH       RETAINER PAID
            THE AIM FUNDS       BY ALL AIM FUNDS
           ---------------      ----------------
                                    $80,000

                  10                $60,000

                  9                 $54,000

                  8                 $48,000

                  7                 $42,000

                  6                 $36,000

                  5                 $30,000

Deferred Compensation Agreements

         Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors may elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) to ten (10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Company. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

         The Company paid the law firm of Kramer, Levin, Naftalis & Frankel $12,872, $15,778 and $34,413 in legal fees for services provided to Charter, Weingarten and Constellation, respectively, during the fiscal year ended October 31, 1997. Mr. Carl Frischling, a director of the Company, is a partner in such firm.

INVESTMENT ADVISOR, SUB-ADVISOR AND ADMINISTRATOR

         A I M Advisors, Inc. ("AIM") is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM was organized in 1976 and, through its affiliates, manages or advises over 50 investment company portfolios encompassing a broad range of investment objectives. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Company and their affiliations are shown under "Directors and Officers". AIM Capital Management, Inc. ("AIM Capital"), a wholly owned subsidiary of AIM, is engaged in the business of providing investment advisory services to investment companies, corporations, institutions and other accounts.

         AIM and the Company have adopted a Code of Ethics (the "Code") which requires investment personnel and certain other employees (a) to pre-clear personal securities transactions subject to the Code, (b) to file reports regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven (7) days of an AIM Fund transaction involving the same security, and
(iii) transactions involving securities being considered for investment by an AIM Fund, and (d) abide by certain other provisions under the Code. The Code also prohibits personnel and other employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code). Violations of the Code may result in sanctions which may include censure, monetary penalties, suspension or termination of employment.

         The Funds have entered into a Master Investment Advisory Agreement, dated February 28, 1997, (the "Master Advisory Agreement") and a Master Administrative Services Agreement, dated February 28, 1997, (the "Master Administrative Services Agreement") with AIM, and AIM has entered into a Master Sub-Advisory Agreement, dated as of February 28, 1997 (the "Master Sub-Advisory Agreement"), with AIM Capital with respect to the Funds.

         Both the Master Advisory Agreement and the Master Sub-Advisory Agreement provide that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM or AIM Capital, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to directors and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Company on behalf of the Funds in connection with membership in investment company organizations, the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders, and all other charges and costs of the Funds' operations unless otherwise explicitly provided.

         The Master Advisory Agreement and the Master Sub-Advisory Agreement each provide that if, for any fiscal year, the total of all ordinary business expenses of any Fund, including all investment advisory fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses, such as litigation, exceed the applicable expense limitations imposed by state securities regulations in any state in which such Fund's shares are qualified for sale, as such limitations may be raised or lowered from time to time, the aggregate of all such investment advisory fees with respect to such Fund shall be reduced by the amount of such excess. The amount of any such reduction to be borne by AIM shall be deducted from the monthly investment advisory fees otherwise payable to AIM with respect to such Fund during such fiscal year. If required pursuant to such state securities regulations, AIM will reimburse the Funds, no later than the last day of the first month of the next succeeding fiscal year, for any such annual operating expenses (after reduction of all investment advisory fees in excess of such limitation).

         The Master Advisory Agreement and the Master Sub-Advisory Agreement became effective on February 28, 1997 and will continue in effect until February 28, 1999 and from year to year thereafter only if such continuance is specifically approved at least annually by (i) the Company's Board of Directors or the vote of a "majority of the outstanding voting securities" of the Funds (as defined in the 1940 Act), and (ii) the affirmative vote of a majority of the directors who are not parties to the agreements or "interested persons" of any such party (the "Non-Interested Directors") by votes cast in person at a meeting called for such purpose. The Master Advisory Agreement and the Master Sub-Advisory Agreement provide that the Funds, AIM (in the case of the Master Advisory Agreement) or AIM Capital (in the case of the Master Sub-Advisory Agreement) may terminate such agreements on sixty (60) days' written notice without penalty. Each agreement terminates automatically in the event of its assignment.

         AIM may from time to time waive or reduce its fee. Fee waivers or reductions, other than those set forth in the Master Advisory Agreement, may be rescinded, however, at any time without further notice to investors, provided, however, that the discontinuance of each fee waiver described below will be approved by the Board of Directors of AIM.

         AIM has initiated a voluntary reduction of advisory fees for Charter, Constellation and Weingarten at net asset levels higher than those currently incorporated in the advisory fee schedule. Accordingly, with respect to each of Charter and Constellation, AIM receives a fee calculated at an annual rate of 1.0% of the first $30 million of such Fund's average daily net assets, plus 0.75% of such Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of such Fund's average daily net assets in excess of $150 million. With respect to Weingarten, AIM's fee is calculated at an annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million up to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. As compensation for its services, AIM Capital receives a fee from AIM equal to 50% of the fee received by AIM from Charter, Weingarten and Constellation pursuant to the Master Advisory Agreement.

         Each Fund paid to AIM the following advisory fees net of any fee waivers for the years ended October 31, 1997, 1996 and 1995:

                                  1997            1996             1995
                                  ----            ----             ----
Charter   . . . . . . . . . .  $24,725,606     $16,529,891     $10,890,335
Weingarten  . . . . . . . . .   35,300,671      29,960,379      25,448,131
Constellation   . . . . . . .   80,116,284      57,614,412      31,042,229

          For the fiscal years ended October 31, 1997, 1996 and 1995, AIM waived advisory fees for each Fund as follows:

                                  1997            1996             1995
                                  ----            ----             ----
Charter   . . . . . . . . . .  $  498,463      $   156,975            -0-
Weingarten  . . . . . . . . .   2,187,021        1,458,804       $843,494
Constellation   . . . . . . .   2,805,955        1,869,383        761,655

          AIM, in turn, paid the following sub-advisory fees to AIM Capital, as sub-advisor for each Fund, for the years ended October 31, 1997, 1996 and 1995:

                                  1997            1996             1995
                                  ----            ----             ----
Charter   . . . . . . . . . .  $12,362,803     $ 8,264,946       $  5,445,168
Weingarten  . . . . . . . . .   17,650,335      14,980,190         12,724,066
Constellation . . . . . . . .   40,058,142      28,807,206         15,521,115

          The Master Administrative Services Agreement provides that AIM may perform or arrange for the performance of certain accounting and other administrative services to each Fund which are not required to be performed by AlM under the Master Advisory Agreement. For such services, AIM would be entitled to receive from each Fund reimbursement of its costs or such reasonable compensation as may be approved by the Company's Board of Directors. The Master Administrative Services Agreement became effective on February 28, 1997 and will continue in effect until February 28, 1999 and from year to year thereafter only if such continuance is specifically approved at least annually by (i) the Company's Board of Directors or the vote of a "majority of the outstanding voting securities" of the Funds (as defined in the 1940 Act), and
(ii) the affirmative vote of a majority of the Non-Interested Directors by votes cast in person at a meeting called for such purpose.

          The Funds paid AIM the following amounts as reimbursement of administrative services costs for the years ended October 31, 1997, 1996 and 1995:

                                  1997            1996             1995
                                  ----            ----             ----
Charter   . . . . . . . . . .  $127,908        $ 114,489         $ 109,054
Weingarten  . . . . . . . . .   163,243          132,643           182,595
Constellation   . . . . . . .   251,513          212,800           173,257

          In addition, a sub-contract dated September 16, 1994 between AIM and A I M Institutional Fund Services, Inc. ("AIFS"), a registered transfer agent and wholly owned subsidiary of AIM, provided that AIFS would perform certain shareholder services for the Funds which are not required to be performed by AIM under the Master Advisory Agreement. For such services, AIFS was entitled to receive from AIM such reimbursement of its costs associated with providing those services. For the eight month period ended June 30, 1995 (date the sub-contract was terminated), AIFS received shareholder services fees from AIM with respect to Charter, Weingarten and Constellation in the amount of $587, $1,260 and $2,790, respectively.

          In addition, the Transfer Agency and Service Agreement between the Company and AIFS, which became effective July 1, 1995, provided that AIFS would perform certain shareholder services for the Funds and would receive a fee per account plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares, prepare and transmit payments for dividends and distributions, maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. On September 19, 1997, the Board of Directors of the Funds approved the appointment of A I M Fund Services, Inc. as transfer agent of the Funds, effective December 29, 1997.

CUSTODIAN AND TRANSFER AGENT

          State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Funds and performs certain other ministerial duties. A I M Fund Services, Inc., a wholly owned subsidiary of AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as transfer agent and dividend disbursing agent for the Funds' Institutional Classes. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay the custodian and the transfer agent such compensation as may be agreed upon from time to time.

AUDIT REPORTS

          The Board of Directors will issue semi-annual reports of the transactions of the Funds to the shareholders. Financial statements, audited by independent auditors, will be issued annually. The firm of KPMG Peat Marwick LLP has served as the auditors for the Funds for the fiscal year ended October 31, 1997.

LEGAL MATTERS
          Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania, serves as counsel to the Company.

          On October 25, 1996 a shareholder of Aggressive Growth filed a lawsuit in United States District Court, Southern District of Texas, against the Company, A I M Advisors, Inc., A I M Distributors, Inc., and Aggressive Growth as a nominal defendant. The action was instituted under Section 36(b) of the Investment Company Act of 1940 and seeks to recover damages allegedly suffered by Aggressive Growth in connection with fees paid for marketing and shareholder services after Aggressive Growth was closed to new investors.

PRINCIPAL HOLDERS OF SECURITIES

BLUE CHIP
          To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Blue Chip as of February 2, 1998, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:

                                                  PERCENT         PERCENT OWNED
NAME AND ADDRESS                                  OWNED OF        OF RECORD AND
OF RECORD OWNER                                 RECORD ONLY*      BENEFICIALLY
---------------                                 ------------      -------------
RETAIL CLASS A SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                   - 0 -             7.35%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS B SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                   - 0 -             11.88%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS C SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                   - 0 -             28.22%**
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246



-------------------

* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

CHARTER

         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Charter as of February 2, 1998, and the Institutional Class of Charter as of February 2, 1998, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:

                                                  PERCENT         PERCENT OWNED
NAME AND ADDRESS                                  OWNED OF        OF RECORD AND
OF RECORD OWNER                                 RECORD ONLY*      BENEFICIALLY
---------------                                 ------------      -------------
RETAIL CLASS A SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                   - 0 -            11.39%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

Great-West Life and Annuity Insurance                 7.27%               -0-
401(k) Unit Valuations
Attn: Rod Switzer 2T2
8515 E. Orchard
Englewood, CO 80111

RETAIL CLASS B SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                   - 0 -             9.34%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS C SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                   - 0 -            22.25%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246




-------------------

* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                                  PERCENT         PERCENT OWNED
NAME AND ADDRESS                                  OWNED OF        OF RECORD AND
OF RECORD OWNER                                 RECORD ONLY*      BENEFICIALLY
---------------                                 ------------      -------------

INSTITUTIONAL CLASS
-------------------

Commonwealth of Massachusetts                       94.81%**              -0-
One Ashburton Place
12th Floor
Boston, MA  02108

WEINGARTEN

         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Weingarten as of February 2, 1998, and the Institutional Class of Weingarten as of February 2, 1998, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:

                                                  PERCENT         PERCENT OWNED
NAME AND ADDRESS                                  OWNED OF        OF RECORD AND
OF RECORD OWNER                                 RECORD ONLY*      BENEFICIALLY
---------------                                 ------------      -------------
RETAIL CLASS A SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                   - 0 -            17.55%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

Great-West Life and Annuity Insurance                 5.14%              - 0 -
401(k) Unit Valuations
Attn: Rod Switzer 2T2
8515 E. Orchard
Englewood, CO 80111



-------------------

* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                                  PERCENT         PERCENT OWNED
NAME AND ADDRESS                                  OWNED OF        OF RECORD AND
OF RECORD OWNER                                 RECORD ONLY*      BENEFICIALLY
---------------                                 ------------      -------------
RETAIL CLASS B SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                   - 0 -            10.98%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS C SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                   - 0 -            22.35%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

                                                  PERCENT         PERCENT OWNED
NAME AND ADDRESS                                  OWNED OF        OF RECORD AND
OF RECORD OWNER                                 RECORD ONLY*      BENEFICIALLY
---------------                                 ------------      -------------

INSTITUTIONAL CLASS
-------------------

Commonwealth of Massachusetts                       87.17%**              -0-
One Ashburton Place
12th Floor
Boston, MA 02108

Nationwide Ohio Variable Account                      - 0 -              5.14%
P. O. Box 182029
Columbus, OH 43218

Peoples Two Ten Company                               5.28%                -0-
Attn: Trust Operations, 7th Floor
C/O Summit Bank
P. O. Box 821
Hackensack, NJ 07602




-------------------

* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

CONSTELLATION

         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Constellation as of February 2, 1998, and of the Institutional Class of Constellation as of February 2, 1998, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:

                                                  PERCENT         PERCENT OWNED
NAME AND ADDRESS                                  OWNED OF        OF RECORD AND
OF RECORD OWNER                                 RECORD ONLY*      BENEFICIALLY
---------------                                 ------------      -------------
RETAIL CLASS A SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                   - 0 -            14.18%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS B SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                   - 0 -              8.78%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS C SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                   - 0 -             31.18%**
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246





-------------------

* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                                  PERCENT         PERCENT OWNED
NAME AND ADDRESS                                  OWNED OF        OF RECORD AND
OF RECORD OWNER                                 RECORD ONLY*      BENEFICIALLY
---------------                                 ------------      -------------
INSTITUTIONAL CLASS
-------------------

Nationwide Ohio Variable Account                    60.12%**              -0-
P.O. Box 182029
Columbus, Ohio 43218

Commonwealth of Massachusetts                       29.27%**              -0-
One Ashburton Place
12th Floor
Boston, MA 02108

AGGRESSIVE GROWTH

         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A shares of Aggressive Growth as of February 2, 1998, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:

                                                  PERCENT         PERCENT OWNED
NAME AND ADDRESS                                  OWNED OF        OF RECORD AND
OF RECORD OWNER                                 RECORD ONLY*      BENEFICIALLY
---------------                                 ------------      -------------
RETAIL CLASS A SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                   - 0 -            18.20%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246




-------------------

* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

CAPITAL DEVELOPMENT
         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Class A, Class B and Class C shares of Capital Development as of February 2, 1998, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:

                                                  PERCENT         PERCENT OWNED
NAME AND ADDRESS                                  OWNED OF        OF RECORD AND
OF RECORD OWNER                                 RECORD ONLY*      BENEFICIALLY
---------------                                 ------------      -------------
RETAIL CLASS A SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                   - 0 -            16.00%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

RETAIL CLASS B SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith                   - 0 -            19.68%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

REETAIL CLASS C SHARES
----------------------

Merrill Lynch Pierce Fenner & Smith                   - 0 -             32.42%**
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd Floor
Jacksonville, FL  32246

         As of February 2, 1998, the directors/trustees and officers of the Company as a group owned beneficially less than 1% of the outstanding shares of each of any class of Blue Chip, Charter, Weingarten, Constellation, Aggressive Growth and Capital Development.





-------------------

* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                           PURCHASES AND REDEMPTIONS

NET ASSET VALUE DETERMINATION

           Shares of the Institutional Classes of the Funds that are offered by the Prospectus are sold at their net asset value. The investor's price for purchase or redemption will be determined by the net asset value of the Institutional Class of the applicable Fund's shares next determined following the receipt of an order to purchase or a request to redeem such shares.

           In accordance with the current rules and regulations of the SEC, the net asset value of a share of each Fund is determined once daily as of 4:00 p.m. Eastern Time on each business day of the Fund. In the event the New York Stock Exchange ("NYSE") closes early (i.e., before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund's share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available 15 minutes after the close of trading of the NYSE will generally be used. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset values per share of the Institutional Class and the Retail Classes of a Fund will differ because different expenses are attributable to each class. The income or loss and the expenses common to all classes of a Fund are allocated to each class on the basis of the net assets of the Fund allocable to each such class, calculated as of the close of business on the previous business day, as adjusted for the current day's shareholder activity of each class. In addition to certain common expenses which are allocated to all classes of a Fund, certain expenses, such as those related to the distribution of shares of a class, are allocated only to the class to which such expenses relate. The net asset value per share of a class is determined by subtracting the liabilities (e.g., the expenses) of the Fund allocated to the class from the assets of the Fund allocated to the class and dividing the result by the total number of shares outstanding of such class.


           Except as provided in the next sentence, a security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Option contracts are valued at the mean of the closing bid and asked prices on the exchange where the contracts are principally traded. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sale, at the mean between the last bid and asked price on that day. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost, which approximates market value. (See also "How to Purchase Shares," "How to Redeem Shares" and "Determination of Net Asset Value" in the Prospectus.)

           Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.

SUSPENSION OF REDEMPTION RIGHTS

           The right of redemption may be suspended or the date of payment upon redemption may be postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend or holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

THE DISTRIBUTION AGREEMENT

           The Company, on behalf of the Institutional Class of each Fund, has entered into a Master Distribution Agreement, effective as of February 28, 1997, (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM to act as the exclusive distributor of the Institutional Classes of the Funds' shares. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. See "Directors and Officers" and "The Investment Advisor" for information as to the affiliation of certain directors and officers of the Company with FMC and A I M Management Group Inc. The Distribution Agreement provides that FMC has the exclusive right to distribute the Institutional Classes of shares of the Funds either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Institutional Classes of the Funds and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Institutional Classes of the Funds. FMC does not receive any fees from the Company on behalf of the Institutional Classes pursuant to the Distribution Agreement.
           FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of the shares of the Institutional Class of a Fund during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed .10% of the net asset value of the shares sold of such Institutional Class. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares or the amount received as proceeds from such sales. Dealers or institutions may not use the sale of shares of the Institutional Class of a Fund to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

           The Distribution Agreement became effective February 28, 1997 and will continue in effect until February 28, 1999 and from year to year thereafter only if such continuation is specifically approved at least annually by (i) the Company's Board of Directors or the vote of a "majority of the outstanding voting securities" of the Funds (as defined in the 1940 Act) and
(ii) the affirmative vote of a majority of the Non-Interested Directors by votes cast in person at a meeting called for such purpose. The Company, on behalf of a Fund, or FMC may terminate the Distribution Agreement on sixty days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

                                  PERFORMANCE

TOTAL RETURN CALCULATIONS

           Total returns quoted in advertising reflect all aspects of the applicable Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in such Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a particular Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of such Fund.

           In addition to average annual returns, the Institutional Class of each Fund may quote unaveraged or cumulative total returns, reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

           From time to time, Fund sales literature and/or advertisements may disclose (i) top holdings included in the Fund's portfolio, (ii) certain selling group members, and/or (iii) certain institutional shareholders.

           Each Fund's performance may also be compared in advertising and other materials to the performance of comparative benchmarks such as the Consumer Price Index, the Standard & Poor's 500 Stock Index, and fixed-price investments such as bank certificates of deposit and/or savings accounts.

YIELD QUOTATIONS

           The standard formula for calculating yield, as described in the Prospectus, is as follows:

                                                    6
                       YIELD = 2[((a-b)/(c x d) + 1)  -1]

Where    a  =  dividends and interest earned during a stated 30-day period.
               For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).
         b  =  expenses accrued during period (net of reimbursement).
         c  =  the average daily number of shares outstanding during the period.
         d  =  the maximum offering price per share on the last day of the period.

HISTORICAL PORTFOLIO RESULTS

         The average return of the Institutional Class of Charter was 29.05% for the fiscal year ended October 31, 1997. The cumulative return of the Institutional Class of Charter was 143.68% for the period of July 30, 1991 (date operations commenced) through October 31, 1997. The average return of the Institutional Class of Weingarten was 27.37% for the fiscal year ended October 31, 1997. The cumulative return of the Institutional Class of Weingarten was 133.56% for the period of October 8, 1991 (date operations commenced) through October 31, 1997. The average return of the Institutional Class of Constellation was 19.42% for the fiscal year ended October 31, 1997. The cumulative return of the Institutional Class of Constellation was 169.36% for the period of April 8, 1992 (date operations commenced) through October 31, 1997.

                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

         The following discussion of investment policies supplements the discussion of the investment objectives and policies set forth in the Prospectus under the heading "Investment Programs."

         Each of the Funds may be invested, for temporary or defensive purposes, with regard to all or substantially all of their assets, in investment grade (high quality) corporate bonds, commercial paper, or U.S. Government obligations. In addition, a portion of each Fund's assets may be held, from time to time, in cash, repurchase agreements, or other debt securities, when such positions are deemed advisable in light of economic or market conditions. For a description of the various rating categories of corporate bonds and commercial paper in which the Fund may invest, see the Appendix to this Statement of Additional Information.

FOREIGN SECURITIES

         Charter, Weingarten and Constellation may each invest up to 20% of its total assets in foreign securities. For purposes of computing such limitation American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other securities representing underlying securities of foreign issuers are treated as foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. Investments by the Fund in securities of foreign corporations may involve considerations and risks that are different in certain respects from an investment in securities of U.S. companies. Such risks include possible imposition of withholding taxes on interest or dividends, possible adoption of foreign governmental restrictions on repatriation of income or capital invested, or other adverse political or economic developments. Additionally, it may be more difficult to enforce the rights of a security holder against a foreign corporation, and information about the operations of foreign corporations may be more difficult to obtain and evaluate.

RULE 144A SECURITIES

         The Funds may each purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as a Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Company's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

LENDING OF PORTFOLIO SECURITIES

         For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 33-1/3% of its total assets. Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under the Fund's investment program. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to persons deemed by AIM to be of good standing and will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.

REPURCHASE AGREEMENTS

         The Funds may each enter into repurchase agreements. A repurchase agreement is an instrument under which a Fund acquires ownership of a debt security and the seller (usually a broker or bank) agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of bankruptcy or other default of a seller of a repurchase agreement, the Fund may experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (b) a possible subnormal level of income and lack of access to income during this period; and (c) expenses of enforcing its rights. A repurchase agreement is collateralized by the security acquired by the Fund and its value is marked to market daily in order to minimize the Fund's risk. Repurchase agreements usually are for short periods, such as one or two days, but may be entered into for longer periods of time.

         Charter may enter into repurchase agreements (at any time, up to 50% of its net assets), using only U.S. Government securities, for the sole purpose of increasing its yield on idle cash. Charter will not invest in a repurchase agreement of more than seven days' duration if, as a result of that investment, the amount of repurchase agreements of more than seven days' duration would exceed 15% of the assets of Charter.

REVERSE REPURCHASE AGREEMENTS

         Consistent with Charter's policy on borrowings, Charter may invest in reverse repurchase agreements with banks, which involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. The Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Fund will segregate liquid securities having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered borrowings by the Fund under the 1940 Act.

SPECIAL SITUATIONS

         Although Constellation does not currently intend to do so, it may, invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonable estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

SHORT SALES

         Although Weingarten and Constellation do not currently intend to do so, they may each enter into short sales transactions. Neither Weingarten nor Constellation will make short sales of securities nor maintain a short position unless at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by each of Weingarten and Constellation for the purpose of deferring recognition of gain or loss for federal income tax purposes. In no event may more than 10% of the value of either Fund's net assets be deposited or pledged as collateral for such sales at any time.

WARRANTS

         The Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

WRITING COVERED CALL OPTIONS

         Charter, Weingarten and Constellation are authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates Charter, Weingarten and Constellation to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, Charter, Weingarten and Constellation receive an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, Charter, Weingarten and Constellation would seek to mitigate the effects of a price decline. By writing covered call options, however, Charter, Weingarten and Constellation give up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Funds' ability to sell the underlying security will be limited while the option is in effect unless Charter, Weingarten and Constellation effect a closing purchase transaction.

FUTURES CONTRACTS

         Each of the Funds may purchase futures contracts. In cases of purchases of futures contracts, an amount of cash and cash equivalents, equal to the cost of the futures contracts (less any related margin deposits), will be segregated with the Funds' custodian to collateralize the position and ensure that the use of such futures contracts is unleveraged. Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with its custodian for the account of the broker a stated amount, as called for by the particular contract, of cash or U.S. Treasury bills. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker will be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when a Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment with respect to that increase in value. Conversely, where a Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, that position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Variation margin payments would be made in a similar fashion when a Fund has purchased an interest rate futures contract. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or gain.

         A description of the type of futures contract that may be utilized by the Funds is as follows:

Stock Index Futures Contracts

         A stock index assigns relative values to the common stocks included in the index and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Currently, stock index futures contracts can be purchased or sold primarily with respect to broad based stock indices such as the S&P's 500 Stock Index, the NYSE Composite Index, the American Stock Exchange Major Market Index, the NASDAQ -- 100 Stock Index and the Value Line Stock Index. The stock indices listed above consist of a spectrum of stocks not limited to any one industry such as utility stocks. Utility stocks, at most, would be expected to comprise a minority of the stocks comprising the portfolio of the index. The Funds will only enter into stock index futures contracts as a hedge against changes resulting from market conditions in the values of the securities held or which it intends to purchase. When a Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract affords a hedge against not participating in such advance. Conversely, in anticipation of or in a general market or market sector decline that adversely affects the market values of a Fund's portfolio of securities, the Fund may sell stock index futures contracts.

RISKS AS TO FUTURES CONTRACTS

         There are several risks in connection with the use of futures contracts as hedging devices. One risk arises because of the imperfect correlation between movements in the price of hedging instruments and movements in the price of the stock, debt security or foreign currency which are the subject of the hedge. If the price of a hedging instrument moves less than the price of the stock, debt security or foreign currency which is the subject of the hedge, the hedge will not be fully effective. If the price of a hedging instrument moves more than the price of the stock, debt security or foreign currency, a Fund will experience either a loss or gain on the hedging instrument which will not be completely offset by movements in the price of the stock, debt security or foreign currency which is the subject of the hedge.

         Successful use of hedging instruments by the Funds is also subject to AIM's ability to predict correctly movements in the direction of the stock market, of interest rates or of foreign exchange rates. Because of possible price distortions in the futures and options markets and because of the imperfect correlation between movements in the prices of hedging instruments and the investments being hedged, even a correct forecast by AIM of general market trends may not result in a completely successful hedging transaction.

         It is also possible that where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of stocks or debt securities held in its portfolio may decline. If this occurred, a Fund would lose money on the futures contracts and also experience a decline in the value of its portfolio securities. Similar risks exist with respect to foreign currency hedges.

         Positions in futures contracts may be closed out only on an exchange on which such contracts are traded. Although the Funds intend to purchase or sell futures contracts there is no assurance that a liquid market on an exchange or a board of trade will exist for any particular contract at any particular time. If there is not a liquid market, it may not be possible to close a futures position at such time. In the event of adverse price movements under those circumstances, the Fund would continue to be required to make daily cash payments of maintenance margin on its futures positions. The extent to which a Fund may engage in futures contracts will be limited by Internal Revenue Code requirements for qualification as a regulated investment company and a Fund's intent to continue to qualify as such. The result of a hedging program cannot be foreseen and may cause a Fund to suffer losses which it would not otherwise sustain.

         The investment policies stated above are not fundamental policies of the Funds and may be changed by the Board of Directors of the Company without shareholder approval. Shareholders will be notified before any material change in the investment policies stated above become effective.

SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

         Investment in securities on a when-issued or delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when-issued or delayed delivery commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. A Fund will employ techniques designed to reduce such risks. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate cash or other liquid assets in an amount equal to the when-issued commitment. If the market value of such assets declines, additional cash or securities will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. To the extent cash and securities are segregated, they will not be available for new investments or to meet redemptions. Securities purchased on a delayed delivery basis may require a similar segregation of cash or other liquid assets.

INVESTMENT IN UNSEASONED ISSUERS

         Charter may purchase securities in unseasoned issues. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

INVESTMENT RESTRICTIONS

         The following fundamental policies and investment restrictions have been adopted by each Fund as indicated and, except as noted, such policies cannot be changed without the approval of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act.

CHARTER

Charter may not:

         (a) purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. Government) if, immediately after and as a result of such purchase, (i) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (ii) the Fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (b) concentrate its investments; that is, invest more than 25% of the value of its assets in any particular industry;

         (c) purchase or sell real estate or other interests in real estate (except that this restriction does not preclude investments in marketable securities of companies engaged in real estate activities);

         (d) buy or sell physical commodities or physical commodity contracts, including physical commodities, futures contracts or deal in oil, gas, or other mineral exploration or development programs;

         (e) make loans (except that the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, or entering into a repurchase agreement, is not considered to be a loan for purposes of this restriction), provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (f) purchase securities on margin or sell short;

         (g) borrow money or pledge its assets except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) amounts of up to 10% of the value of its total assets, and may pledge amounts of up to 20% of its total assets to secure such borrowings;

         (h) invest in companies for the purpose of exercising control or management, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (i) act as an underwriter of securities of other issuers;

         (j) purchase from or sell to any officer, director or employee of the Fund, or its advisors or distributor, or to any of their officers or directors, any securities other than shares of the capital stock of Charter; or

         (k) purchase or retain the securities of any issuer if those officers and directors of the Company, its advisors or distributor owning individually more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.

WEINGARTEN

Weingarten may not:

         (a) issue bonds, debentures or senior equity securities;

         (b) underwrite securities of other companies or purchase restricted securities ("letter stock");

         (c) invest in real estate, except that the Fund may purchase securities of real estate investment trusts;

         (d) lend money, except in connection with the acquisition of a portion of an issue of publicly distributed bonds, debentures or other corporate or governmental obligations, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (e) purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (f) purchase shares in order to control management of a company, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (g) buy or sell physical commodities or physical commodity contracts, including physical commodities futures contracts;

         (h) invest more than 25% of the value of its total assets in securities of issuers all of which conduct their principal business activities in the same industry; or

         (i) borrow money or pledge its assets, except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) amounts of up to 10% of the value of its total assets, and may pledge amounts of up to 20% of its total assets to secure such borrowings.

         In addition, Weingarten may not (a) invest more than 5% of the total assets of the Fund (valued at market) in securities of any one issuer (other than obligations of the U.S. Government and its instrumentalities); (b) purchase more than 10% of the outstanding securities of any one issuer or more than 10% of any class of securities of an issuer; or (c) deal in forward contracts.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.

CONSTELLATION

Constellation may not:

         (a) invest for the purpose of exercising control over or management of any company, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (b) engage in the underwriting of securities of other issuers;

         (c) purchase and sell real estate or commodities or commodity contracts;

         (d) make loans, except by the purchase of a portion of an issue of publicly distributed bonds, debentures or other obligations, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (e) invest in interests in oil, gas or other mineral exploration or development programs;

         (f) invest more than 25% of the value of its total assets in securities of issuers all of which conduct their principal business activities in the same industry.

         In addition, Constellation treats as fundamental its policy concerning borrowing described under the caption "Investment Programs - Investment Restrictions - Borrowing" in the Prospectus. In accordance with this policy, the Fund may borrow funds from a bank (including its custodian bank) to purchase or carry securities only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. For the purpose of determining this 300% asset coverage requirement, the Fund's liabilities will not include the amount borrowed but will include the market value, at the time of computation, of all securities borrowed by the Fund in connection with short sales. The amount of borrowing will also be limited by the applicable margin limitations imposed by the Federal Reserve Board. If at any time the value of the Fund's assets should fail to meet the 300% asset coverage requirement, the Fund will, within three days, reduce its borrowings to the extent necessary. The Fund may be required to eliminate partially or totally its outstanding borrowings at times when it may not be desirable for it to do so.

         Except for the borrowing policy, if a percentage restriction is adhered to at the time of investment, a later change in the percentage of such investment held by a Fund resulting solely from changes in values or assets, will not be considered to be a violation of the restriction.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. In such transactions, a Fund deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or AIM Capital (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other

AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

         AIM will seek, whenever possible, to recapture for the benefit of a Fund any commissions, fees, brokerage or similar payments paid by the Fund on portfolio transactions. Normally, the only fees which AIM can recapture are the soliciting dealer fees on the tender of a Fund's portfolio securities in a tender or exchange offer.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund provided the Funds follow procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Company. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage several other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally or in written form. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

TRANSACTIONS WITH REGULAR BROKERS

         As of October 31, 1997, Charter and Weingarten held an amount of common stock issued by Merrill Lynch & Co. having a market value of $47,337,500 and $13,764,100, respectively, and common stock issued by Morgan Stanley, Dean Witter, Discover & Co. having a market value of $63,700,000 and $14,404,125, respectively.

BROKERAGE COMMISSIONS PAID

         For the fiscal years ended October 31, 1997, 1996 and 1995, Charter paid brokerage commissions of $12,073,633, $9,213,125 and $14,960,600, respectively. For the fiscal year ended October 31, 1997, AIM allocated certain of Charter's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $756,761,085 and the related brokerage commissions were $692,584.

         For the fiscal years ended October 31, 1997, 1996 and 1995, Weingarten paid brokerage commissions of $17,413,682, $21,795,437 and $21,766,760, respectively. For the fiscal year ended October 31, 1997, AIM allocated certain of Weingarten's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $1,134,767,539 and the related brokerage commissions were $1,144,152.

         For the fiscal years ended October 31, 1997, 1996 and 1995, Constellation paid brokerage commissions of $16,928,988, $13,032,299 and $15,359,510, respectively. For the fiscal year ended October 31, 1997 AIM allocated certain of Constellation's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $1,340,675,363 and the related brokerage commissions were $1,611,545.

PORTFOLIO TURNOVER

         The portfolio turnover rate of each Fund is shown under "Financial Highlights" in the applicable Prospectus. Higher portfolio turnover increases transaction costs to the Fund.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

         Income dividends and capital gains distributions are automatically reinvested in additional shares of the Institutional Class of the applicable Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of the Institutional Class of another Fund offered pursuant to the Prospectus. If a shareholder's account does not have any shares in it on a dividend or capital gains distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

         In addition to satisfying the requirement described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which companies and securities of other issuers the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such

Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY

         In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

         In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (a) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (b) the asset is otherwise held by the Fund as part of a "straddle" or (c) the asset is stock and the Fund grants certain call options with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position. Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

         Transactions that may be engaged in by certain of the Funds (such as futures contracts and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. The net amount of such gain or loss for the entire taxable year from transactions involving Section 1256 contracts (including gain or loss arising as a consequence of the year-end deemed sale of Section 1256 contracts) is treated as 60% long-term capital gain (taxable at 20%) or loss and 40% short-term capital gain or loss. A Fund may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts.

         Other hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date unless the closed transaction exception applies).

         Because application of the rules governing Section 1256 contracts and constructive sales may affect the character of gains or losses and/or accelerate the recognition of gains or losses from the affected investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased as compared to a fund that did not engage in transactions involving
Section 1256 contracts or constructive sales.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(a) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (b) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

         Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends-received deduction for corporations only to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Under the Taxpayer Relief Act of 1997, the Internal Revenue Service is authorized to issue regulations that will enable shareholders to determine the tax rates applicable to such capital gain distributions. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryforwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend
(a) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code Section 246(c)(3) and (4) (i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend, and
(ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, has granted certain options to buy or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (b) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (c) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (ii) by application of Code Section 246(b) which in general limits the dividends received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends received deduction and certain other items).

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) that is includable in AMTI. For taxable years beginning after 1997, however, certain small corporations are wholly exempt from the AMT.

         Investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known.

         Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the Internal Revenue Service.

         The Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares paid to any shareholder (a) who has provided either an incorrect tax identification number or no number at all, (b) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income property, or (c) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES

         A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Under the Taxpayer Relief Act of 1997, the Internal Revenue Service is authorized to issue appropriate regulations that will enable shareholders to determine the tax rates applicable to such recognized long-term capital gain. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (discussed above in connection with the dividends received deduction for corporations) generally will apply in determining the holding period of shares. Long-term capital gains of non-corporate taxpayers are currently taxed at a maximum rate that in some cases may be 19.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and return of capital distributions (other than capital gain dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gains.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

OTHER INFORMATION

         The Prospectus and this Statement of Additional Information omit certain Information contained in the Registration Statement which the Company has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. The Registration Statement is available for inspection by the public at the SEC in Washington. D.C.

                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

STANDARD & POOR'S

         Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well-established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's Commercial Paper is rated A-1 or A-2. A-1 indicates the degree of safety regarding time of payment is very strong. A-2 indicates that the capacity for timely payment is strong, but that the relative degree of safety is not as overwhelming as for issues designated A-1.

MOODY'S

         Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of a parent company and the relationships which exist with the issuer; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or Prime-2.


                     DESCRIPTION OF CORPORATE BOND RATINGS

STANDARD & POOR'S

         AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

MOODY'S

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                              FINANCIAL STATEMENTS






                                     FS

                       INDEPENDENT AUDITORS' REPORT

                       To the Shareholders and Board of Directors
                       AIM Charter Fund:

                       We have audited the accompanying statement of assets and liabilities of the AIM Charter Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 1993 were audited by other auditors whose report thereon, dated November 12, 1993 expressed an unqualified opinion on those financial highlights.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Charter Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with generally accepted accounting principles




                                                        KPMG Peat Marwick LLP

                       Houston, Texas
                       December 5, 1997

                                      FS-1
                   C      H      A      R      T      E     R

SCHEDULE OF INVESTMENTS

October 31, 1997

                                                     MARKET
                                     SHARES          VALUE
COMMON STOCKS-79.22%

AUTO PARTS & EQUIPMENT-0.47%

Lear Corp.(a)                          450,000   $   21,628,125
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.32%

Wells Fargo & Co.                       50,000       14,568,750
---------------------------------------------------------------

BANKS (MONEY CENTER)-4.73%

BankAmerica Corp.                      450,000       32,175,000
---------------------------------------------------------------
Chase Manhattan Corp.                1,000,000      115,375,000
---------------------------------------------------------------
Citicorp                               550,000       68,784,375
---------------------------------------------------------------
                                                    216,334,375
---------------------------------------------------------------

BANKS (REGIONAL)-0.58%

Marshall & Ilsley Corp.                250,000       12,968,750
---------------------------------------------------------------
Uniao de Bancos Brasileiros
  S.A.-GDR (Brazil)(a)                 500,000       13,625,000
---------------------------------------------------------------
                                                     26,593,750
---------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-0.49%

Coca-Cola Co.                          400,000       22,600,000
---------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.25%

Lubrizol Corp. (The)                   300,000       11,550,000
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-3.31%

ADC Telecommunications, Inc.(a)        700,000       23,187,500
---------------------------------------------------------------
Comverse Technology, Inc.(a)           270,000       11,137,500
---------------------------------------------------------------
DSC Communications Corp.(a)            400,000        9,750,000
---------------------------------------------------------------
ECI Telecommunications Ltd.
  Designs (Israel)                     400,000       11,050,000
---------------------------------------------------------------
Lucent Technologies, Inc.              200,000       16,487,500
---------------------------------------------------------------
Nokia Oy A.B.-Class A-ADR
  (Finland)                            300,000       26,475,000
---------------------------------------------------------------
Northern Telecom Ltd. (Canada)         150,000       13,453,125
---------------------------------------------------------------
Telefonaktiebolaget LM
  Ericsson-ADR (Sweden)                350,000       15,487,500
---------------------------------------------------------------
Tellabs, Inc.(a)                       450,000       24,300,000
---------------------------------------------------------------
                                                    151,328,125
---------------------------------------------------------------

COMPUTERS (HARDWARE)-3.10%

Compaq Computer Corp.(a)(b)            660,500       42,106,875
---------------------------------------------------------------
Dell Computer Corp.(a)(b)              200,000       16,025,000
---------------------------------------------------------------
Hewlett-Packard Co.                    200,000       12,337,500
---------------------------------------------------------------
International Business Machines
  Corp.                                550,000       53,934,375
---------------------------------------------------------------
Sun Microsystems, Inc.(a)              500,000       17,125,000
---------------------------------------------------------------
                                                    141,528,750
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.64%

3Com Corp.(a)                          300,000       12,431,250
---------------------------------------------------------------

COMPUTERS (NETWORKING)-(CONTINUED)
Bay Networks, Inc.(a)(b)             1,200,000   $   37,950,000
---------------------------------------------------------------
Cisco Systems, Inc.(a)                 300,000       24,609,375
---------------------------------------------------------------
                                                     74,990,625
---------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-3.73%

America Online, Inc.(a)                300,000       23,100,000
---------------------------------------------------------------
Computer Associates
  International, Inc.(b)               700,000       52,193,750
---------------------------------------------------------------
Compuware Corp.(a)                     200,000       13,225,000
---------------------------------------------------------------
HBO & Co.(b)                           400,000       17,400,000
---------------------------------------------------------------
Microsoft Corp.(a)                     300,000       39,000,000
---------------------------------------------------------------
Sterling Commerce, Inc.(a)             450,000       14,934,375
---------------------------------------------------------------
Sybase, Inc.(a)                        650,000       10,603,125
---------------------------------------------------------------
                                                    170,456,250
---------------------------------------------------------------

CONSUMER FINANCE-1.55%

Household International, Inc.          300,000       33,975,000
---------------------------------------------------------------
MBNA Corp.                             600,000       15,787,500
---------------------------------------------------------------
SLM Holding Corp.                      150,000       21,056,250
---------------------------------------------------------------
                                                     70,818,750
---------------------------------------------------------------

DISTRIBUTORS (FOOD &
  HEALTH)-1.14%

AmeriSource Health Corp.-Class
  A(a)                                 125,000        7,421,875
---------------------------------------------------------------
Bergen Brunswig Corp.-Class A          400,000       16,025,000
---------------------------------------------------------------
Cardinal Health, Inc.                  250,000       18,562,500
---------------------------------------------------------------
Sysco Corp.                            250,000       10,000,000
---------------------------------------------------------------
                                                     52,009,375
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-1.80%

General Electric Co.                   500,000       32,281,250
---------------------------------------------------------------
Philips Electronics N.V.-ADR-New
  York Shares (Netherlands)            500,000       39,187,500
---------------------------------------------------------------
Westinghouse Electric Corp.            400,000       10,575,000
---------------------------------------------------------------
                                                     82,043,750
---------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.27%

Kent Electronics Corp.(a)              350,000       12,228,125
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-1.50%

Intel Corp.(b)                         450,000       34,650,000
---------------------------------------------------------------
National Semiconductor Corp.(a)        350,000       12,600,000
---------------------------------------------------------------
Texas Instruments, Inc.                200,000       21,337,500
---------------------------------------------------------------
                                                     68,587,500
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-5.41%

American Express Co.                   500,000       39,000,000
---------------------------------------------------------------
American General Corp.                 250,000       12,750,000
---------------------------------------------------------------
Federal Home Loan Mortgage Corp.     1,250,000       47,343,750
---------------------------------------------------------------

                                      FS-2
                   C      H      A      R      T      E     R

                                                     MARKET
                                     SHARES          VALUE

FINANCIAL (DIVERSIFIED)-(CONTINUED)

Federal National Mortgage
  Association                        1,000,000   $   48,437,500
---------------------------------------------------------------
MBIA, Inc.                             400,000       23,900,000
---------------------------------------------------------------
MGIC Investment Corp.                  200,000       12,062,500
---------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.                     1,300,000       63,700,000
---------------------------------------------------------------
                                                    247,193,750
---------------------------------------------------------------

FOODS-0.28%

Sara Lee Corp.                         250,000       12,781,250
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-5.05%

Abbott Laboratories                    200,000       12,262,500
---------------------------------------------------------------
American Home Products Corp.         1,000,000       74,125,000
---------------------------------------------------------------
Bristol-Myers Squibb Co.               650,000       57,037,500
---------------------------------------------------------------
Johnson & Johnson                      400,000       22,950,000
---------------------------------------------------------------
Warner-Lambert Co.                     450,000       64,434,375
---------------------------------------------------------------
                                                    230,809,375
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-0.52%

Dura Pharmaceuticals, Inc.(a)          300,000       14,512,500
---------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd.-ADR (Israel)                    200,000        9,350,000
---------------------------------------------------------------
                                                     23,862,500
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-4.22%

Lilly (Eli) & Co.                      250,000       16,718,750
---------------------------------------------------------------
Merck & Co., Inc.                      500,000       44,625,000
---------------------------------------------------------------
Pfizer, Inc.                           850,000       60,137,500
---------------------------------------------------------------
SmithKline Beecham PLC-ADR
  (United Kingdom)                   1,500,000       71,437,500
---------------------------------------------------------------
                                                    192,918,750
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.59%

Health Management Associates, Inc.-Class
  A(a)                                 100,000        2,437,500
---------------------------------------------------------------
Tenet Healthcare Corp.(a)              800,000       24,450,000
---------------------------------------------------------------
                                                     26,887,500
---------------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-0.31%

HEALTHSOUTH Corp.(a)                   550,000       14,059,375
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.89%

MedPartners, Inc.(a)                 1,600,000       40,700,000
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-1.76%

Arterial Vascular Engineering,
  Inc.(a)                              350,000       18,593,750
---------------------------------------------------------------
Baxter International Inc.              300,000       13,875,000
---------------------------------------------------------------
Boston Scientific Corp.(a)             325,000       14,787,500
---------------------------------------------------------------
Henry Schein, Inc.(a)                  350,000       11,506,250
---------------------------------------------------------------
Medtronic, Inc.                        500,000       21,750,000
---------------------------------------------------------------
                                                     80,512,500
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.69%

Covance, Inc.(a)                       365,000   $    6,455,938
---------------------------------------------------------------
Omnicare, Inc.                         900,000       25,031,250
---------------------------------------------------------------
                                                     31,487,188
---------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES-0.20%

Leggett & Platt, Inc.                  213,900        8,930,325
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.78%

Colgate-Palmolive Co.                  300,000       19,425,000
---------------------------------------------------------------
Procter & Gamble Co. (The)             240,000       16,320,000
---------------------------------------------------------------
                                                     35,745,000
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.51%

Provident Companies, Inc.              700,000       23,362,500
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-2.18%

Ace, Ltd.                              200,000       18,587,500
---------------------------------------------------------------
American International Group,
  Inc.                                 450,000       45,928,125
---------------------------------------------------------------
Travelers Group, Inc.                  500,000       35,000,000
---------------------------------------------------------------
                                                     99,515,625
---------------------------------------------------------------

INSURANCE
  (PROPERTY-CASUALTY)-1.77%

Allstate Corp.                         800,000       66,350,000
---------------------------------------------------------------
Travelers Property Casualty
  Corp.-Class A                        400,000       14,450,000
---------------------------------------------------------------
                                                     80,800,000
---------------------------------------------------------------

INVESTMENT
  BANKING/BROKERAGE-1.04%

Merrill Lynch & Co., Inc.              700,000       47,337,500
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.49%

Franklin Resources, Inc.               250,000       22,468,750
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-1.85%

Brunswick Corp.                      2,500,000       84,375,000
---------------------------------------------------------------

LODGING-HOTELS-1.20%

Carnival Corp.-Class A                 342,500       16,611,250
---------------------------------------------------------------
ITT Corp.                              200,000       14,937,500
---------------------------------------------------------------
Patriot American Hospitality,
  Inc.                                 700,000       23,100,000
---------------------------------------------------------------
                                                     54,648,750
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.29%

Deere & Co.                            250,000       13,156,250
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-1.45%

Eaton Corp.                            250,000       24,156,250
---------------------------------------------------------------
Hillenbrand Industries, Inc.           300,000       12,825,000
---------------------------------------------------------------
Tyco International Ltd.                400,000       15,100,000
---------------------------------------------------------------
United Technologies Corp.              200,000       14,000,000
---------------------------------------------------------------
                                                     66,081,250
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.29%

Diebold, Inc.                          300,000       13,218,750
---------------------------------------------------------------

                                      FS-3
                   C      H      A      R      T      E     R

                                                     MARKET
                                     SHARES          VALUE

NATURAL GAS-0.52%

El Paso Natural Gas Co.                400,000   $   23,975,000
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.80%

Boise Cascade Office Products
  Corp.(a)                             400,000        7,600,000
---------------------------------------------------------------
Wallace Computer Services, Inc.        750,000       28,828,125
---------------------------------------------------------------
                                                     36,428,125
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-1.82%

BJ Services Co.(a)                     300,000       25,425,000
---------------------------------------------------------------
Halliburton Co.                        400,000       23,850,000
---------------------------------------------------------------
Hvide Marine, Inc.-Class A(a)          500,000       16,500,000
---------------------------------------------------------------
Petroleum Geo-Services ASA-ADR
  (Norway)(a)                          250,000       17,312,500
---------------------------------------------------------------
                                                     83,087,500
---------------------------------------------------------------

OIL (INTERNATIONAL
  INTEGRATED)-1.11%

Exxon Corp.                            400,000       24,575,000
---------------------------------------------------------------
Royal Dutch Petroleum Co.-ADR-New
  York Shares (Netherlands)            500,000       26,312,500
---------------------------------------------------------------
                                                     50,887,500
---------------------------------------------------------------

OIL & GAS (REFINING & MARKETING)-0.51%

Tosco Corp.                            700,000       23,100,000
---------------------------------------------------------------

OIL & GAS (SERVICES)-0.29%

YPF Sociedad Anonima-ADR
  (Argentina)                          410,300       13,129,600
---------------------------------------------------------------

PERSONAL CARE-1.09%

Avon Products, Inc.(b)                 350,000       22,925,000
---------------------------------------------------------------
Gillette Co.                           300,000       26,718,750
---------------------------------------------------------------
                                                     49,643,750
---------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.96%

Xerox Corp.                            555,000       44,018,438
---------------------------------------------------------------

POWER PRODUCERS
  (INDEPENDENT)-0.19%

CalEnergy, Inc.(a)                     250,000        8,562,500
---------------------------------------------------------------

REAL ESTATE INVESTMENT
  TRUST-1.38%

Cali Realty Corp.                      425,000       17,212,500
---------------------------------------------------------------
Crescent Real Estate Equities,
  Inc.                                 400,000       14,400,000
---------------------------------------------------------------
Starwood Lodging Trust                 300,000       17,943,750
---------------------------------------------------------------
Vornado Realty Trust                   300,000       13,387,500
---------------------------------------------------------------
                                                     62,943,750
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.79%

CompUSA, Inc.(a)(b)                  1,100,000       36,025,000
---------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-1.97%

Carson Pirie Scott & Co.(a)            250,000       12,046,875
---------------------------------------------------------------
Federated Department Stores,
  Inc.(a)                              400,000       17,600,000
---------------------------------------------------------------
J.C. Penney Co., Inc.                  400,000       23,475,000
---------------------------------------------------------------
Kohl's Corp.(a)                        250,000       16,781,250
---------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-(CONTINUED)
Proffitt's, Inc.(a)                    700,000   $   20,081,250
---------------------------------------------------------------
                                                     89,984,375
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.22%

Consolidated Stores Corp.(a)           250,000        9,968,750
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.37%

Walgreen Co.                           600,000       16,875,000
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.17%

Blue Square-Israel Ltd.-ADR
  (Israel)(a)                          660,000        7,672,500
---------------------------------------------------------------

RETAIL (GENERAL
  MERCHANDISE)-0.38%

Costco Companies, Inc.(a)              450,000       17,325,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.71%

Corporate Express, Inc.(a)           1,000,000       14,687,500
---------------------------------------------------------------
Polo Ralph Lauren Corp.(a)             600,000       15,600,000
---------------------------------------------------------------
Staples, Inc.(a)                        85,000        2,231,250
---------------------------------------------------------------
                                                     32,518,750
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.16%

Stage Stores, Inc.(a)                  200,000        7,300,000
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.90%

Washington Mutual, Inc.                600,000       41,062,500
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-3.27%

American Residential Services,
  Inc.(a)                              425,000        6,215,625
---------------------------------------------------------------
CUC International, Inc.(a)             800,000       23,600,000
---------------------------------------------------------------
HFS, Inc.(a)                           600,000       42,300,000
---------------------------------------------------------------
Service Corp. International          2,000,000       60,875,000
---------------------------------------------------------------
Stewart Enterprises, Inc.-Class A      400,000       16,600,000
---------------------------------------------------------------
                                                    149,590,625
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.02%

Ceridian Corp.(a)                      400,000       15,625,000
---------------------------------------------------------------
Equifax, Inc.                          500,000       15,531,250
---------------------------------------------------------------
Fiserv, Inc.(a)                        350,000       15,662,500
---------------------------------------------------------------
                                                     46,818,750
---------------------------------------------------------------

TELEPHONE-1.86%

Cincinnati Bell, Inc.                2,200,000       59,400,000
---------------------------------------------------------------
SBC Communications, Inc.               400,000       25,450,000
---------------------------------------------------------------
                                                     84,850,000
---------------------------------------------------------------

TOBACCO-1.95%

Philip Morris Companies, Inc.        2,250,000       89,156,250
---------------------------------------------------------------

TRUCKS & PARTS-0.13%

Cummins Engine Co., Inc.               100,000        6,093,749
---------------------------------------------------------------
    Total Common Stocks                           3,619,135,550
---------------------------------------------------------------

                                      FS-4
                   C      H      A      R      T      E     R

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE

CONVERTIBLE CORPORATE BONDS-8.00%

AUTOMOBILES-0.31%

Volkswagen International Finance
  N.V. (Germany), Conv. Gtd.
  Notes, 3.00%, 01/24/02           $12,000,000   $   14,130,000
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.55%

Mark IV Industries, Conv. Sub.
  Notes, 4.75%, 11/01/04(c)
  (acquired 10/23/97-10/24/97;
  cost $14,997,500)                 15,000,000       14,460,900
---------------------------------------------------------------
Tower Automotive Inc., Conv. Sub.
  Notes, 5.00%, 08/01/04(c)
  (acquired 07/24/97; cost
  $10,591,433)                      10,450,000       10,821,184
---------------------------------------------------------------
                                                     25,282,084
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.03%

EMC Corp., Conv. Sub. Notes,
  3.25%, 03/15/02                   20,000,000       27,757,000
---------------------------------------------------------------
Quantum Corp., Conv. Sub. Notes,
  5.00%, 03/01/03                    7,000,000       19,396,860
---------------------------------------------------------------
                                                     47,153,860
---------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-0.23%

Veritas Software Corp., Conv.
  Sub. Notes, 5.25%, 11/01/04(c)
  (acquired 10/09/97; cost
  $10,500,000)                      10,500,000       10,368,750
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.32%

SCI Systems, Inc., Conv. Sub.
  Notes, 5.00%, 05/01/06             8,000,000       14,769,840
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-0.53%

Altera Corp., Conv. Sub. Notes,
  5.75%, 06/15/02                    5,000,000        8,750,550
---------------------------------------------------------------
Analog Devices, Conv. Sub. Notes,
  3.50%, 12/01/00                   10,000,000       15,307,400
---------------------------------------------------------------
                                                     24,057,950
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.25%

NCS Healthcare Inc., Conv. Sub.
  Notes, 5.75%, 08/15/04(c)
  (acquired 08/07/97-08/08/97;
  cost $12,058,245)                 12,000,000       11,546,760
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-1.00%

Loews Corp., Conv. Sub. Notes,
  3.125%, 09/15/07                  40,000,000       45,646,000
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-0.50%

Thermo Electron Corp., Conv. Sub.
  Deb., 4.25%, 01/01/03(c)
  (acquired 06/20/97-06/27/97;
  cost $23,144,315)                 20,000,000       22,621,800
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.52%

U.S. Filter Corp., Conv. Sub.
  Notes, 4.50%, 12/15/01            20,000,000       23,641,600
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.65%

Danka Business Systems PLC, Conv.
  Sub. Notes, 6.75%, 04/01/02
  (United Kingdom)                 $22,500,000   $   29,817,675
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.41%

Nabors Industries, Inc., Conv.
  Sub. Notes, 5.00%, 05/15/06        8,000,000       18,872,400
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.14%

Home Depot, Inc., Conv. Sub.
  Notes, 3.25%, 10/01/01             5,000,000        6,465,800
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.14%

Staples Inc., Conv. Sub. Deb.,
  4.50%, 10/01/00(c) (acquired
  10/23/97-10/24/97; cost
  $6,725,000)                        5,000,000        6,361,800
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.56%

Career Horizons, Inc., Conv.
  Bonds, 7.00%, 11/01/02            10,000,000       25,409,400
---------------------------------------------------------------

WASTE MANAGEMENT-0.86%

Sanifill, Inc., Conv. Sub. Deb.,
  5.00%, 03/01/06                   18,000,000       25,648,920
---------------------------------------------------------------
United Waste Systems, Inc., Conv.
  Sub. Notes, 4.50%, 06/01/01       10,250,000       13,820,280
---------------------------------------------------------------
                                                     39,469,200
---------------------------------------------------------------
    Total Convertible Corporate
      Bonds                                         365,614,919
---------------------------------------------------------------

                                     SHARES

CONVERTIBLE PREFERRED STOCKS-6.72%

FINANCIAL (DIVERSIFIED)-0.56%

AES Trust I-$2.69 Conv. Pfd            250,000       16,000,000
---------------------------------------------------------------
AES Trust II-$2.75 Conv. Pfd.,(c)
  (acquired 10/24/97; cost
  $10,000,000)                         200,000        9,525,000
---------------------------------------------------------------
                                                     25,525,000
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.74%

Medpartners Inc.-$1.44 Conv. Pfd.    1,400,000       33,950,000
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-1.16%

Conseco Inc.-$4.278 Conv. PRIDES       350,000       53,200,000
---------------------------------------------------------------

LODGING-HOTELS-0.50%

Host Marriott Corp., $3.375 Conv.
  Pfd.                                 350,000       22,881,250
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.44%

EVI, Inc., $2.50 Conv. Pfd.            400,000       20,150,000
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.36%

TJX Companies., Inc.-Series E,
  $7.00 Conv. Pfd.                      50,000       16,250,000
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.40%

Automatic Common Exchange
  Security Trust II-$1.55 Conv.
  Pfd.                                 350,000        9,887,500
---------------------------------------------------------------

                                      FS-5
                   C      H      A      R      T      E     R

                                                     MARKET
                                     SHARES          VALUE

SERVICES (COMMERCIAL & CONSUMER)-(CONTINUED)

Hvide Capital Trust-$3.25 Conv.
  Pfd.(c) (acquired
  10/11/96-05/02/97; cost
  $8,701,548)                          123,000   $    8,270,520
---------------------------------------------------------------
                                                     18,158,020
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-2.56%

WorldCom, Inc.-$2.68 Dep. Conv.
  Pfd.                               1,000,000      117,000,000
---------------------------------------------------------------
    Total Convertible Preferred
      Stocks                                        307,114,270
---------------------------------------------------------------

                                    PRINCIPAL
                                     AMOUNT

U.S. TREASURY NOTES-6.19%

8.875%, 02/15/99                   $25,000,000   $   26,000,750
---------------------------------------------------------------
9.125%, 05/15/99(d)                 70,000,000       73,541,300
---------------------------------------------------------------
8.50%, 02/15/00                     20,000,000       21,195,200
---------------------------------------------------------------

                                    PRINCIPAL
                                     AMOUNT

U.S. TREASURY NOTES-(CONTINUED)

8.875%, 05/15/00(d)                $20,000,000   $   21,508,400
---------------------------------------------------------------
8.75%, 08/15/00(d)                  20,000,000       21,553,400
---------------------------------------------------------------
11.75%, 02/15/01(d)                 80,000,000       94,303,200
---------------------------------------------------------------
13.125%, 05/15/01                   20,000,000       24,682,600
---------------------------------------------------------------
    Total U.S. Treasury Notes                       282,784,850
---------------------------------------------------------------

REPURCHASE AGREEMENT(e)-0.28%

Sanwa Securities (USA) L.P.,
  5.73%, 11/03/97(f)                12,899,236       12,899,236
---------------------------------------------------------------
TOTAL INVESTMENTS-100.41%                         4,587,548,825
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-(0.41)%                              (18,682,659)
---------------------------------------------------------------
NET ASSETS-100.00%                               $4,568,866,166
===============================================================

Abbreviations:

ADR    - American Depository Receipt
Conv.  - Convertible
Deb.   - Debentures
Dep.   - Depository
GDR    - Global Depository Receipt
Gtd.   - Guaranteed
Pfd.   - Preferred
PRIDES - Preferred Redemption Increase Dividend Equity Security
Sub.   - Subordinated

Notes to Schedule of Investments:

(a)Non-income producing security
(b)A portion of these securities are subject to call options written. See note
   8.
(c)Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of the securities has been determined in accordance with the procedures established by the Board of Directors. The aggregate market value of these securities at 10/31/97 was $93,976,714, which represented 2.06% of the Fund's net assets.
(d)A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See note 7.
(e)Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor.
(f)Joint repurchase agreement entered into 10/31/97 with a maturing value of $200,095,500. Collateralized by $201,314,000 U.S. Government obligations, 0% to 8.875% due 11/03/97 to 08/15/27 with an aggregate market value at 10/31/97 of $204,000,545.

See Notes to Financial Statements.
                                      FS-6
                   C      H      A      R      T      E     R

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1997


ASSETS:

Investments, at market value (cost
  $3,678,855,389)                             $4,587,548,825
------------------------------------------------------------
Receivable for:
  Investments sold                                46,111,494
------------------------------------------------------------
  Capital stock sold                              20,097,839
------------------------------------------------------------
  Dividends and interest                          14,817,418
------------------------------------------------------------
  Variation margin                                 1,040,625
------------------------------------------------------------
Investment for deferred compensation plan             44,514
------------------------------------------------------------
Other assets                                         133,382
------------------------------------------------------------
      Total assets                             4,669,794,097
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           82,481,133
------------------------------------------------------------
  Capital stock reacquired                        10,912,732
------------------------------------------------------------
  Options written                                  2,272,031
------------------------------------------------------------
  Deferred compensation                               44,514
------------------------------------------------------------
Accrued advisory fees                              2,492,536
------------------------------------------------------------
Accrued administrative services fees                   9,821
------------------------------------------------------------
Accrued distribution fees                          1,858,913
------------------------------------------------------------
Accrued transfer agent fees                          549,487
------------------------------------------------------------
Accrued operating expenses                           306,764
------------------------------------------------------------
      Total liabilities                          100,927,931
------------------------------------------------------------
Net assets applicable to shares outstanding   $4,568,866,166
============================================================

NET ASSETS:

Class A                                       $3,466,912,125
============================================================
Class B                                       $1,056,094,084
============================================================
Class C                                       $    5,668,794
============================================================
Institutional Class                           $   40,191,163
============================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Class A:

  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                    258,500,666
============================================================

Class B:

  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                     78,995,187
============================================================

Class C:

  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                        423,413
============================================================

Institutional Class:

  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      2,981,340
============================================================

Class A:

  Net asset value and redemption price per
    share                                     $        13.41
============================================================

  Offering price per share:
    (Net asset value of $13.41 divided by
     94.50%)                                  $        14.19
============================================================

Class B:

  Net asset value and offering price per
    share                                     $        13.37
============================================================

Class C:

  Net asset value and offering price per
    share                                     $        13.39
============================================================

Institutional Class:

  Net asset value, offering and redemption
    price per share                           $        13.48
============================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1997

INVESTMENT INCOME:

Dividends (net of $363,901 foreign
  withholding tax)                             $ 54,637,403
-----------------------------------------------------------
Interest                                         20,413,876
-----------------------------------------------------------
      Total investment income                    75,051,279
-----------------------------------------------------------

EXPENSES:

Advisory fees                                    25,224,069
-----------------------------------------------------------
Administrative services fees                        127,908
-----------------------------------------------------------
Custodian fees                                      335,709
-----------------------------------------------------------
Directors' fees                                      32,960
-----------------------------------------------------------
Distribution fees-Class A                         9,459,952
-----------------------------------------------------------
Distribution fees-Class B                         8,046,181
-----------------------------------------------------------
Distribution fees-Class C                             6,079
-----------------------------------------------------------
Transfer agent fees-Class A                       4,142,179
-----------------------------------------------------------
Transfer agent fees-Class B                       1,472,206
-----------------------------------------------------------
Transfer agent fees-Class C                           1,330
-----------------------------------------------------------
Transfer agent fees-Institutional Class              17,500
-----------------------------------------------------------
Other                                             1,185,816
-----------------------------------------------------------
      Total expenses                             50,051,889
-----------------------------------------------------------
Less: Fees waived by advisor                       (498,463)
-----------------------------------------------------------
      Expenses paid indirectly                     (218,302)
-----------------------------------------------------------
      Net expenses                               49,335,124
-----------------------------------------------------------
Net investment income                            25,716,155
-----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) on sales of:

  Investment securities                         479,170,082
-----------------------------------------------------------
  Foreign currencies                                  8,764
-----------------------------------------------------------
  Futures contracts                              (2,590,423)
-----------------------------------------------------------
  Option contracts                               (4,682,882)
-----------------------------------------------------------
                                                471,905,541
-----------------------------------------------------------

Net unrealized appreciation (depreciation) of:

  Investment securities                         452,544,247
-----------------------------------------------------------
  Foreign currencies                                 (1,823)
-----------------------------------------------------------
  Futures contracts                              (2,280,695)
-----------------------------------------------------------
  Option contracts                                3,564,452
-----------------------------------------------------------
                                                453,826,181
-----------------------------------------------------------
Net gain on investment securities, foreign
  currencies, futures and option transactions   925,731,722
-----------------------------------------------------------
Net increase in net assets resulting from
  operations                                   $951,447,877
===========================================================

See Notes to Financial Statements.

                                      FS-7
                   C      H      A      R      T      E     R

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED OCTOBER 31, 1997 AND 1996

                                                                   1997              1996
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $   25,716,155    $   45,400,910
----------------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities,
    foreign currencies, futures, and option contracts            471,905,541       187,738,534
----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies, futures and option contracts             453,826,181       171,775,447
----------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations       951,447,877       404,914,891
----------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income:
  Class A                                                        (29,364,689)      (34,698,850)
----------------------------------------------------------------------------------------------
  Class B                                                         (2,392,475)       (2,262,959)
----------------------------------------------------------------------------------------------
  Institutional Class                                               (438,502)         (506,177)
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                       (162,219,599)     (170,497,932)
----------------------------------------------------------------------------------------------
  Class B                                                        (34,439,480)       (8,672,692)
----------------------------------------------------------------------------------------------
  Class C                                                             (2,594)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                             (1,797,486)       (2,168,635)
----------------------------------------------------------------------------------------------
Net equalization credits:
  Class A                                                            292,768           511,762
----------------------------------------------------------------------------------------------
  Class B                                                            189,770           219,669
----------------------------------------------------------------------------------------------
  Institutional Class                                                  6,698             1,194
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        247,700,247       518,654,491
----------------------------------------------------------------------------------------------
  Class B                                                        397,291,935       417,063,105
----------------------------------------------------------------------------------------------
  Class C                                                          5,872,568                --
----------------------------------------------------------------------------------------------
  Institutional Class                                              4,247,713         2,366,710
----------------------------------------------------------------------------------------------
      Net increase in net assets                               1,376,394,751     1,124,924,577
----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          3,192,471,415     2,067,546,838
----------------------------------------------------------------------------------------------
  End of period                                               $4,568,866,166    $3,192,471,415
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $3,199,855,109    $2,544,742,646
----------------------------------------------------------------------------------------------
  Undistributed net investment income                              2,895,981         8,877,492
----------------------------------------------------------------------------------------------
  Undistributed net realized gain on sales of investment
    securities, foreign currencies, futures and option
    contracts                                                    456,189,864       182,752,246
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                     909,925,212       456,099,031
----------------------------------------------------------------------------------------------
                                                              $4,568,866,166    $3,192,471,415
==============================================================================================

See Notes to Financial Statements.

                                      FS-8
                   C      H      A      R      T      E     R

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six diversified portfolios:
AIM Charter Fund, AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Constellation Fund and AIM Weingarten Fund. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide growth of capital, with current income as a secondary objective.
       The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations-A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1997 $8,764 was reclassified from undistributed net realized gains to undistributed net investment income as a result of differing book/tax treatment of foreign currency transactions. Net assets of the Fund were unaffected as a result of this reclassification.
C. Bond Premiums-It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
D. Federal Income Taxes-The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses-Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.
F. Equalization-The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that the undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.
G. Foreign Currency Translations-Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

                                      FS-9
                   C      H      A      R      T      E     R

H. Foreign Currency Contracts-A forward currency contract is an obligation to purchase or sell a specific currency for an agreed upon price at a future date. The Fund may enter into a forward currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
I. Stock Index Futures Contracts-The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
J. Covered Call Options-The fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
      A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to voluntarily waive a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. Under the voluntary waiver, AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. The waiver is entirely voluntary but approval is required by the Board of Directors for any decision by AIM to discontinue the waiver. During the year ended October 31, 1997, AIM waived fees of $498,463. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1997, AIM was reimbursed $127,908 for such services.
  The Fund, pursuant to a transfer agency and services agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Class A, Class B shares and Class C Shares. During the year ended October 31, 1997, AFS was paid $3,129,677 for such services.
  The Fund, pursuant to another transfer agency and service agreement, has agreed to pay A I M Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Institutional Class. During the year ended October 31, 1997, the Fund paid AIFS $3,178 for such services with respect to the Institutional Class. On September 19, 1997, the Board of Directors of the Fund approved the appointment of AFS as transfer agent of the Institutional Class to be effective in late 1997 or early 1998.

                                     FS-10
                   C      H      A      R      T      E     R

  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan"), the Fund's Class B shares (the "Class B Plan"), and the Fund's Class C shares (the "Class C Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and Class C Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The Class A and C Plans are designed to compensate AIM Distributors for certain promotional and other sales related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more designees, its rights to all or a designated portion of
(a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan), and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended October 31, 1997, the Class A and Class B, and the period August 4, 1997 through October 31, 1997 Class C shares paid AIM Distributors $9,459,952, $8,046,181, and $6,079, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $2,129,799 from sales of Class A shares of the Fund during the year ended October 31, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1997, AIM Distributors received commissions of $62,653 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, AIFS and FMC.
  During the year ended October 31, 1997, the Fund paid legal fees of $12,872 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund. For the year ended October 31, 1997, the Fund's expenses were reduced by $15,778 for this service. The Fund also received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $51,566 and $150,958, respectively, under expense offset arrangements. The effect of the above arrangements resulted in reductions of the Fund's total expenses of $218,302 during the year ended October 31, 1997.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowing up to the lesser of i) $325,000,000 or ii) the limit set by its prospectus for borrowings. During the year ended October 31, 1997, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1997 was $7,160,060,290 and $6,696,104,946, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1997, on a tax basis, is as follows:

Aggregate unrealized appreciation of
  investment securities                          $955,676,275
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (53,296,715)
-------------------------------------------------------------
Net unrealized appreciation of investment
  securities                                     $902,379,560
=============================================================

Cost of investments for tax purposes is $3,685,169,265.

                                     FS-11
                   C      H      A      R      T      E     R

NOTE 7-FUTURES CONTRACTS

On October 31, 1997, $900,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for futures contracts. Open contracts were as follows:

                                                 UNREALIZED
                      NO. OF       MONTH/       APPRECIATION
     CONTRACT        CONTRACTS   COMMITMENT    (DEPRECIATION)
Russell 2000 Index      200      Dec. 97/Buy    $(2,007,675)
Russell 2000 Index       25      Mar. 98/Buy       (325,000)
                                                -----------
                                                $(2,332,675)
                                                ===========

NOTE 8-OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended October 31, 1997 are summarized as follows:

                                                                  OPTION CONTRACTS
                                                              -------------------------
                                                               NUMBER
                                                                 OF          PREMIUMS
                                                              CONTRACTS      RECEIVED
                                                              ---------     -----------
Beginning of Period                                                  --              --
---------------------------------------------------------------------------------------
Written                                                          40,155     $ 9,469,083
---------------------------------------------------------------------------------------
Closed                                                          (11,850)     (2,734,038)
---------------------------------------------------------------------------------------
Exercised                                                        (2,000)       (898,562)
---------------------------------------------------------------------------------------
Expired                                                              --              --
---------------------------------------------------------------------------------------
End of period                                                    26,305     $ 5,836,483
=======================================================================================

Open call option contracts written at October 31, 1997 were as follows:

                                                                                                    OCTOBER 31,
                                                                           NUMBER                      1997          UNREALIZED
                                                      CONTRACT   STRIKE      OF        PREMIUM        MARKET        APPRECIATION
                       ISSUE                           MONTH     PRICE    CONTRACTS    RECEIVED        VALUE       (DEPRECIATION)
                       -----                          --------   ------   ---------    --------     -----------    --------------
Avon Products, Inc.                                   Nov. 97    $   75     3,500     $  765,410    $    54,688    $      710,722
---------------------------------------------------------------------------------------------------------------------------------
Bay Networks, Inc.                                    Nov. 97        40     2,000        145,995         31,250           114,745
---------------------------------------------------------------------------------------------------------------------------------
Bay Networks, Inc.                                    Nov. 97        42.5   3,000        703,476         37,500           665,976
---------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp.                                 Nov. 97        65       605        300,675        207,968            92,707
---------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp.                                 Nov. 97        75     1,000        174,014         71,875           102,139
---------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp.                                 Nov. 97        85     2,500        495,082         46,875           448,207
---------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.               Dec. 97        80     2,500      1,179,960        640,625           539,335
---------------------------------------------------------------------------------------------------------------------------------
CompUSA, Inc.                                         Nov. 97        35       500         73,498         40,625            32,873
---------------------------------------------------------------------------------------------------------------------------------
CompUSA, Inc.                                         Nov. 97        40     4,000        440,265         75,000           365,265
---------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.                                   Nov. 97        85     2,000        868,971        750,000           118,971
---------------------------------------------------------------------------------------------------------------------------------
HBO & Co.                                             Nov. 97        50     2,700        264,591         84,375           180,216
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                           Nov. 97        85     2,000        424,546        231,250           193,296
---------------------------------------------------------------------------------------------------------------------------------
                                                                                      $5,836,483    $ 2,272,031    $    3,564,452
=================================================================================================================================

                                     FS-12
                   C      H      A      R      T      E     R

NOTE 9-CAPITAL STOCK

Changes in the capital stock outstanding for the years ended October 31, 1997 and 1996 were as follows:

                                                                         1997                           1996
                                                              ---------------------------   ----------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
                                                              -----------   -------------   ------------   -------------
Sold
------------------------------------------------------------------------------------------------------------------------
  Class A                                                      64,563,425   $ 804,527,781     71,824,128   $ 752,853,277
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      37,105,082     454,511,843     41,436,800     435,348,846
------------------------------------------------------------------------------------------------------------------------
  Class C*                                                        437,883       6,069,012             --              --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             600,091       7,589,130        448,911       4,759,971
------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
------------------------------------------------------------------------------------------------------------------------
  Class A                                                      16,507,011     181,612,880     19,521,139     192,994,968
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       3,210,439      35,080,359      1,039,513      10,333,913
------------------------------------------------------------------------------------------------------------------------
  Class C*                                                            159           2,155             --              --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             193,613       2,149,460        252,209       2,504,537
------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (59,039,148)   (738,440,414)   (40,679,494)   (427,193,754)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (7,456,466)    (92,300,267)    (2,705,793)    (28,619,654)
------------------------------------------------------------------------------------------------------------------------
  Class C*                                                        (14,629)       (198,599)            --              --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (445,517)     (5,490,877)      (464,310)     (4,897,798)
------------------------------------------------------------------------------------------------------------------------
                                                               55,661,943   $ 655,112,463     90,673,103   $ 938,084,306
========================================================================================================================

* Class C commenced sales on August 4, 1997.

NOTE 10-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Institutional Class capital stock outstanding during each of the years in the five-year period ended October 31, 1997.

                                                               1997         1996       1995       1994       1993
                                                              -------      -------    -------    -------    -------
Net asset value, beginning of period                          $ 11.24      $ 10.66    $  8.93    $  9.48    $  8.38
------------------------------------------------------------  -------      -------    -------    -------    -------
Income from investment operations:
    Net investment income                                        0.16         0.24       0.23       0.25       0.19
------------------------------------------------------------  -------      -------    -------    -------    -------
    Net gains (losses) on securities (both realized and
     unrealized)                                                 2.91         1.44       2.07      (0.44)      1.23
------------------------------------------------------------  -------      -------    -------    -------    -------
         Total from investment operations                        3.07         1.68       2.30      (0.19)      1.42
------------------------------------------------------------  -------      -------    -------    -------    -------
Less distributions:
    Dividends from net investment income                        (0.16)       (0.20)     (0.24)     (0.20)     (0.32)
------------------------------------------------------------  -------      -------    -------    -------    -------
    Distributions from capital gains                            (0.67)       (0.90)     (0.33)     (0.16)        --
------------------------------------------------------------  -------      -------    -------    -------    -------
         Total distributions                                    (0.83)       (1.10)     (0.57)     (0.36)     (0.32)
------------------------------------------------------------  -------      -------    -------    -------    -------
Net asset value, end of period                                $ 13.48      $ 11.24    $ 10.66    $  8.93    $  9.48
============================================================  =======      =======    =======    =======    =======
Total return                                                    29.05%       17.29%     27.45%     (2.02)%    17.39%
============================================================  =======      =======    =======    =======    =======
Net assets, end of period (000s omitted)                      $40,191      $29,591    $25,538    $21,840    $24,196
============================================================  =======      =======    =======    =======    =======
Ratio of expenses to average net assets(a)                       0.67%(b)(c)  0.69%      0.74%      0.73%      0.79%
============================================================  =======      =======    =======    =======    =======
Ratio of net investment income to average net assets(a)          1.21%(b)     2.24%      1.98%      2.76%      2.26%
============================================================  =======      =======    =======    =======    =======
Portfolio turnover rate                                           170%         164%       161%       126%       144%
============================================================  =======      =======    =======    =======    =======
Average brokerage commission rate(d)                          $0.0615      $0.0638        N/A        N/A        N/A
============================================================  =======      =======    =======    =======    =======

(a) The ratios of expenses and net investment income to average net assets prior to the reduction of advisory fees were 0.68% and 1.20% for 1997 and 0.70% and 2.23% for 1996, respectively.

(b) Ratios are based on average net assets of $35,307,526.

(c) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have remained the same.

(d) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                     FS-13
                   C      H      A      R      T      E     R

                       INDEPENDENT AUDITORS' REPORT

                       To the Shareholders and Board of Directors
                       AIM Constellation Fund:

                       We have audited the accompanying statement of assets and liabilities of the AIM Constellation Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                            We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                            In our opinion, the financial statements and
                       financial highlights referred to above present fairly, in all material respects, the financial position of AIM Constellation Fund as of October 31, 1997, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with generally accepted accounting principles.




                                                        KPMG Peat Marwick LLP

                       Houston, Texas
                       December 5, 1997

                                     FS-14
                   C   O   N   S   T   E  L  L  A  T  I  O  N

SCHEDULE OF INVESTMENTS

October 31, 1997

                                                    MARKET
                                   SHARES           VALUE
DOMESTIC COMMON STOCKS-89.37%

AEROSPACE/DEFENSE-0.35%

BE Aerospace, Inc.(a)                750,000   $     21,093,750
---------------------------------------------------------------
Precision Castparts Corp.            500,000         29,406,250
---------------------------------------------------------------
                                                     50,500,000
---------------------------------------------------------------

AIR FREIGHT-0.39%

AirNet Systems, Inc.(a)              560,000         11,480,000
---------------------------------------------------------------
CNF Transportation Inc.            1,000,000         44,625,000
---------------------------------------------------------------
                                                     56,105,000
---------------------------------------------------------------

AIRLINES-0.11%

Southwest Airlines Co.               500,000         16,312,500
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.12%

Mark IV Industries, Inc.             689,062         16,709,754
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.28%

BankBoston Corp.                     500,000         40,531,250
---------------------------------------------------------------

BANKS (REGIONAL)-0.30%

AmSouth Bancorporation               750,000         36,046,875
---------------------------------------------------------------
North Fork Bancorporation,
  Inc.                               250,000          7,359,375
---------------------------------------------------------------
                                                     43,406,250
---------------------------------------------------------------

BIOTECHNOLOGY-0.08%

Curative Technologies, Inc.(a)       365,100         10,998,638
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-0.62%

Chancellor Media Corp.(a)            140,001          7,682,555
---------------------------------------------------------------
Clear Channel Communications,
  Inc.(a)                            750,000         49,500,000
---------------------------------------------------------------
Jacor Communications, Inc.(a)        786,700         32,943,062
---------------------------------------------------------------
                                                     90,125,617
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-3.32%

ADC Telecommunications,
  Inc.(a)                          3,000,000         99,375,000
---------------------------------------------------------------
Brightpoint, Inc.(a)                 750,000         24,750,000
---------------------------------------------------------------
Comverse Technology, Inc.(a)         100,000          4,125,000
---------------------------------------------------------------
Digital Microwave Corp.(a)            35,000          1,260,000
---------------------------------------------------------------
DSC Communications Corp.(a)        2,800,000         68,250,000
---------------------------------------------------------------
Glenayre Technologies, Inc.(a)     1,000,000         13,000,000
---------------------------------------------------------------
Lucent Technologies, Inc.            500,000         41,218,750
---------------------------------------------------------------
MasTec, Inc.(a)                      500,000         16,218,750
---------------------------------------------------------------
Motorola, Inc.                       600,000         37,050,000
---------------------------------------------------------------
PairGain Technologies,
  Inc.(a)(b)                       1,500,000         42,375,000
---------------------------------------------------------------
REMEC, Inc.(a)                       250,000          6,343,750
---------------------------------------------------------------
Scientific-Atlanta, Inc.           1,750,000         32,484,375
---------------------------------------------------------------
Tellabs, Inc.(a)                   1,800,000         97,200,000
---------------------------------------------------------------
                                                    483,650,625
---------------------------------------------------------------

COMPUTERS (HARDWARE)-3.34%

Citrix Systems, Inc.(a)              250,000   $     18,359,374
---------------------------------------------------------------
Comdisco, Inc.                     1,250,000         39,453,125
---------------------------------------------------------------
Compaq Computer Corp.(a)           1,743,000        111,116,250
---------------------------------------------------------------
Concord EFS, Inc.(a)               2,500,000         74,218,750
---------------------------------------------------------------
Data General Corp.(a)                250,000          4,812,500
---------------------------------------------------------------
Dell Computer Corp.(a)             1,500,000        120,187,500
---------------------------------------------------------------
IDX Systems Corp.(a)                 756,900         25,545,375
---------------------------------------------------------------
Micron Electronics, Inc.(a)        1,050,000         14,568,750
---------------------------------------------------------------
Sun Microsystems, Inc.(a)          2,250,000         77,062,500
---------------------------------------------------------------
                                                    485,324,124
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.31%

Bay Networks, Inc.(a)              3,000,000         94,875,000
---------------------------------------------------------------
Cisco Systems, Inc.(a)               650,000         53,320,313
---------------------------------------------------------------
3Com Corp.(a)                      1,000,000         41,437,500
---------------------------------------------------------------
                                                    189,632,813
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-2.23%

Adaptec, Inc.(a)                   2,000,000         96,875,000
---------------------------------------------------------------
EMC Corp.(a)                       1,672,000         93,632,000
---------------------------------------------------------------
Iomega Corp.(a)                    1,500,000         40,218,750
---------------------------------------------------------------
Lexmark International Group,
  Inc.(a)                            400,000         12,225,000
---------------------------------------------------------------
MicroTouch Systems, Inc.(a)          250,000          6,031,250
---------------------------------------------------------------
Quantum Corp.(a)                   1,000,000         31,625,000
---------------------------------------------------------------
Smart Modular Technologies,
  Inc.(a)                            150,000          7,462,500
---------------------------------------------------------------
Storage Technology Corp.(a)          600,000         35,212,500
---------------------------------------------------------------
                                                    323,282,000
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-7.71%

America Online, Inc.(a)              200,000         15,400,000
---------------------------------------------------------------
Applied Voice Technology,
  Inc.(a)                            250,000          6,500,000
---------------------------------------------------------------
Aspect Development, Inc.(a)          325,000         15,193,750
---------------------------------------------------------------
Autodesk, Inc.                       500,000         18,500,000
---------------------------------------------------------------
Avant! Corp.(a)                      750,000         19,687,500
---------------------------------------------------------------
BMC Software, Inc.(a)              1,750,000        105,656,250
---------------------------------------------------------------
Cadence Design Systems,
  Inc.(a)                          1,750,000         93,187,500
---------------------------------------------------------------
Computer Associates
  International, Inc.              1,000,000         74,562,500
---------------------------------------------------------------
Compuware Corp.(a)                 2,014,200        133,188,975
---------------------------------------------------------------
Electronic Arts, Inc.(a)           1,000,000         33,875,000
---------------------------------------------------------------
Electronics for Imaging,
  Inc.(a)                            300,000         14,025,000
---------------------------------------------------------------
HBO & Co.                          2,500,000        108,750,000
---------------------------------------------------------------
McAfee Associates, Inc.(a)           200,000          9,950,000
---------------------------------------------------------------
Microsoft Corp.(a)                   824,200        107,146,000
---------------------------------------------------------------
Oracle Corp.(a)                    2,000,000         71,562,500
---------------------------------------------------------------

                                     FS-15
                   C   O   N   S   T   E  L  L  A  T  I  O  N

                                                    MARKET
                                   SHARES           VALUE

COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

Parametric Technology Co.(a)       1,600,000   $     70,600,000
---------------------------------------------------------------
Security Dynamics
  Technologies, Inc.(a)            1,000,000         33,875,000
---------------------------------------------------------------
Sterling Commerce, Inc.(a)         2,000,000         66,375,000
---------------------------------------------------------------
Sterling Software, Inc.(a)           500,000         17,062,500
---------------------------------------------------------------
Sybase, Inc.(a)                      517,500          8,441,719
---------------------------------------------------------------
Symantec Corp.(a)                  1,000,000         21,875,000
---------------------------------------------------------------
Synopsys, Inc.(a)                  1,500,000         58,312,500
---------------------------------------------------------------
Wind River Systems(a)                450,000         17,268,750
---------------------------------------------------------------
                                                  1,120,995,444
---------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.16%

Action Performance Companies,
  Inc.(a)                            400,000         10,250,000
---------------------------------------------------------------
Blyth Industries, Inc.(a)            525,000         13,059,375
---------------------------------------------------------------
                                                     23,309,375
---------------------------------------------------------------

CONSUMER FINANCE-3.60%

Aames Financial Corp.(b)             900,000         13,162,500
---------------------------------------------------------------
Capital One Financial Corp.          750,000         34,218,750
---------------------------------------------------------------
ContiFinancial Corp.(a)              500,000         14,218,750
---------------------------------------------------------------
FIRSTPLUS Financial Group,
  Inc.(a)                            500,000         27,500,000
---------------------------------------------------------------
Green Tree Financial Corp.         2,500,000        105,312,500
---------------------------------------------------------------
Household International, Inc.      1,000,000        113,250,000
---------------------------------------------------------------
IMC Mortgage Co.(a)(b)             1,500,000         26,062,500
---------------------------------------------------------------
MBNA Corp.                         3,000,000         78,937,500
---------------------------------------------------------------
Money Store, Inc.                  1,000,000         28,375,000
---------------------------------------------------------------
Providian Financial Corp.            500,000         18,500,000
---------------------------------------------------------------
SLM Holding Corp.                    450,000         63,168,750
---------------------------------------------------------------
                                                    522,706,250
---------------------------------------------------------------

DISTRIBUTORS (FOOD &
  HEALTH)-0.81%

Cardinal Health, Inc.              1,000,000         74,250,000
---------------------------------------------------------------
McKesson Corp.                       400,000         42,925,000
---------------------------------------------------------------
                                                    117,175,000
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.85%

American Power Conversion
  Corp.(a)                         1,000,000         27,250,000
---------------------------------------------------------------
Avid Technology, Inc.(a)             500,000         14,281,250
---------------------------------------------------------------
AVX Corp.                          1,000,000         28,250,000
---------------------------------------------------------------
Berg Electronics Corp.(a)          1,000,000         23,375,000
---------------------------------------------------------------
Black Box Corp.(a)                   500,000         20,500,000
---------------------------------------------------------------
Hadco Corp.(a)                       500,000         27,687,500
---------------------------------------------------------------
Kemet Corp.(a)                     1,000,000         21,750,000
---------------------------------------------------------------
Molex, Inc.-Class A                  292,968         10,272,191
---------------------------------------------------------------
Sanmina Corp.(a)                     700,000         52,325,000
---------------------------------------------------------------
Sawtek Inc.(a)                       400,000         13,600,000
---------------------------------------------------------------
SCI Systems, Inc.(a)               2,250,000         99,000,000
---------------------------------------------------------------
Solectron Corp.(a)                 1,000,000         39,250,000
---------------------------------------------------------------
Symbol Technologies, Inc.            900,000         35,775,000
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-(CONTINUED)

Vishay Intertechnology,
  Inc.(a)                             17,100   $        409,331
---------------------------------------------------------------
                                                    413,725,272
---------------------------------------------------------------

ELECTRONIC (COMPONENT DISTRIBUTORS)-0.75%

Arrow Electronics, Inc.(a)         1,300,000         36,887,500
---------------------------------------------------------------
Avnet, Inc.                          750,000         47,203,125
---------------------------------------------------------------
Computer Products, Inc.(a)           250,000          6,812,500
---------------------------------------------------------------
Kent Electronics Corp.(a)            500,000         17,468,750
---------------------------------------------------------------
                                                    108,371,875
---------------------------------------------------------------

ELECTRONICS
  (INSTRUMENTATION)-0.73%

Methode Electronics,
  Inc.-Class A                     1,050,000         20,737,500
---------------------------------------------------------------
Perkin-Elmer Corp.                   894,800         55,925,000
---------------------------------------------------------------
Tektronix, Inc.                      500,000         29,562,500
---------------------------------------------------------------
                                                    106,225,000
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-6.43%

Altera Corp.(a)                    1,600,000         71,000,000
---------------------------------------------------------------
Anadagics, Inc.(a)                   321,600         11,899,200
---------------------------------------------------------------
Analog Devices, Inc.(a)            1,750,000         53,484,375
---------------------------------------------------------------
Atmel Corp.(a)                     2,000,000         51,750,000
---------------------------------------------------------------
Burr-Brown Corp.(a)                  750,000         22,687,500
---------------------------------------------------------------
Dallas Semiconductor Corp.(a)        800,000         39,100,000
---------------------------------------------------------------
Intel Corp.                        1,000,000         77,000,000
---------------------------------------------------------------
Lattice Semiconductor Corp.(a)       400,000         20,025,000
---------------------------------------------------------------
Linear Technology Corp.            1,500,000         94,312,500
---------------------------------------------------------------
Maxim Integrated Products,
  Inc.(a)                          1,525,000        101,031,250
---------------------------------------------------------------
Microchip Technology, Inc.(a)      2,499,975         99,686,503
---------------------------------------------------------------
National Semiconductor
  Corp.(a)                         2,500,000         90,000,000
---------------------------------------------------------------
PMC-Sierra, Inc.(a)                  500,000         13,187,500
---------------------------------------------------------------
Sipex Corp.(a)                       100,000          3,287,500
---------------------------------------------------------------
Texas Instruments, Inc.            1,000,000        106,687,500
---------------------------------------------------------------
Unitrode Corp.(a)                    300,000          8,043,750
---------------------------------------------------------------
Vitesse Semiconductor Corp.(a)       475,000         20,603,124
---------------------------------------------------------------
Xilinx, Inc.(a)                    1,500,000         51,187,500
---------------------------------------------------------------
                                                    934,973,202
---------------------------------------------------------------

ENTERTAINMENT-0.16%

Regal Cinemas, Inc.(a)             1,000,000         23,000,000
---------------------------------------------------------------

EQUIPMENT
  (SEMICONDUCTORS)-2.70%

Applied Materials, Inc.(a)         3,000,000        100,125,000
---------------------------------------------------------------
BMC Industries, Inc.                 500,000         16,093,750
---------------------------------------------------------------
KLA-Tencor Corp.(a)                2,511,700        110,357,819
---------------------------------------------------------------
Lam Research Corp.(a)              1,400,000         50,575,000
---------------------------------------------------------------
Novellus Systems, Inc.(a)          1,000,000         44,500,000
---------------------------------------------------------------
Teradyne, Inc.(a)                  1,887,900         70,678,256
---------------------------------------------------------------
                                                    392,329,825
---------------------------------------------------------------

                                     FS-16
                   C   O   N   S   T   E  L  L  A  T  I  O  N

                                                    MARKET
                                   SHARES           VALUE

FINANCIAL (DIVERSIFIED)-1.09%

MGIC Investment Corp.              2,000,000   $    120,625,000
---------------------------------------------------------------
SunAmerica, Inc.                   1,050,000         37,734,375
---------------------------------------------------------------
                                                    158,359,375
---------------------------------------------------------------

FOOTWEAR-0.15%

Wolverine World Wide, Inc.         1,000,000         22,000,000
---------------------------------------------------------------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES-0.28%

International Game Technology        750,000         19,171,875
---------------------------------------------------------------
MGM Grand, Inc.(a)                   500,000         21,937,500
---------------------------------------------------------------
                                                     41,109,375
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-1.29%

Alpharma, Inc.                       254,967          5,625,209
---------------------------------------------------------------
Columbia Laboratories, Inc.(a)       500,000          8,000,000
---------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)        900,000         43,537,500
---------------------------------------------------------------
Forest Laboratories, Inc.(a)         600,000         27,750,000
---------------------------------------------------------------
Jones Medical Industries, Inc.     1,000,050         30,126,507
---------------------------------------------------------------
Mylan Laboratories, Inc.(a)        1,000,000         21,937,500
---------------------------------------------------------------
Parexel International Corp.(a)       350,000         12,643,750
---------------------------------------------------------------
Watson Pharmaceuticals,
  Inc.(a)                          1,200,000         38,100,000
---------------------------------------------------------------
                                                    187,720,466
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-2.40%

Health Management Associates,
  Inc.-Class A(a)                  5,186,530        126,421,680
---------------------------------------------------------------
Quorum Health Group, Inc.(a)       1,800,000         43,650,000
---------------------------------------------------------------
Tenet Healthcare Corp.(a)          3,913,800        119,615,513
---------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)                  1,350,000         59,484,375
---------------------------------------------------------------
                                                    349,171,568
---------------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-1.83%

Beverly Enterprises, Inc.(a)       2,000,000         29,875,000
---------------------------------------------------------------
Health Care and Retirement
  Corp.(a)(b)                      1,815,000         68,629,688
---------------------------------------------------------------
HEALTHSOUTH Corp.(a)               5,200,000        132,925,000
---------------------------------------------------------------
Vencor, Inc.(a)                    1,250,000         33,750,000
---------------------------------------------------------------
                                                    265,179,688
---------------------------------------------------------------

HEALTH CARE (MANAGED
  CARE)-1.71%

American Oncology Resources,
  Inc.(a)                            250,000          3,656,250
---------------------------------------------------------------
Concentra Managed Care,
  Inc.(a)                            430,000         14,028,750
---------------------------------------------------------------
Express Scripts, Inc.-Class
  A(a)(b)                            700,000         39,462,500
---------------------------------------------------------------
HealthCare COMPARE Corp.(a)          600,000         32,250,000
---------------------------------------------------------------
Humana, Inc.(a)                    1,235,000         25,935,000
---------------------------------------------------------------
Oxford Health Plans, Inc.(a)         911,900         23,538,419
---------------------------------------------------------------
PhyCor, Inc.(a)                    2,050,000         47,278,125
---------------------------------------------------------------
United Healthcare Corp.              602,300         27,894,019
---------------------------------------------------------------
Wellpoint Health Networks,
  Inc.(a)                            752,000         34,404,000
---------------------------------------------------------------
                                                    248,447,063
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-2.28%

Arterial Vascular Engineering,
  Inc.(a)                            263,100   $     13,977,187
---------------------------------------------------------------
Biomet, Inc.                         875,000         21,820,313
---------------------------------------------------------------
Dentsply International, Inc.         820,200         23,273,175
---------------------------------------------------------------
Guidant Corp.                        800,000         46,000,000
---------------------------------------------------------------
Medtronic, Inc.                      900,000         39,150,000
---------------------------------------------------------------
Physician Sales & Service,
  Inc.(a)                            850,000         20,825,000
---------------------------------------------------------------
Quintiles Transnational
  Corp.(a)                           605,000         43,862,500
---------------------------------------------------------------
Sofamor Danek Group, Inc.(a)         220,100         15,159,388
---------------------------------------------------------------
Stryker Corp.                        400,000         14,875,000
---------------------------------------------------------------
Sullivan Dental Products, Inc.       500,000         11,687,500
---------------------------------------------------------------
Sybron International Corp.(a)      2,000,000         80,250,000
---------------------------------------------------------------
                                                    330,880,063
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-1.90%

American HomePatient,
  Inc.(a)(b)                         750,000         19,312,500
---------------------------------------------------------------
Covance, Inc.(a)                   2,000,000         35,375,000
---------------------------------------------------------------
FPA Medical Management,
  Inc.(a)                          1,500,000         36,187,500
---------------------------------------------------------------
Lincare Holdings, Inc.(a)          1,000,000         53,625,000
---------------------------------------------------------------
Omnicare, Inc.                     3,450,000         95,953,125
---------------------------------------------------------------
Orthodontic Centers of
  America, Inc.(a)                   524,200          9,075,213
---------------------------------------------------------------
Total Renal Care Holdings,
  Inc.(a)                            833,333         25,677,083
---------------------------------------------------------------
Transition Systems, Inc.(a)           33,300            674,325
---------------------------------------------------------------
                                                    275,879,746
---------------------------------------------------------------

HOMEBUILDING-0.24%

Clayton Homes, Inc.                1,750,000         28,765,625
---------------------------------------------------------------
Oakwood Homes Corp.                  250,000          6,578,125
---------------------------------------------------------------
                                                     35,343,750
---------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES-0.29%

Leggett & Platt, Inc.              1,000,000         41,750,000
---------------------------------------------------------------

HOUSEWARES-0.11%

Central Garden and Pet Co.(a)        485,500         12,744,375
---------------------------------------------------------------
Helen of Troy Ltd.(a)                185,000          3,075,625
---------------------------------------------------------------
                                                     15,820,000
---------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-0.36%

CapMAC Holdings, Inc.                424,800         12,744,000
---------------------------------------------------------------
Everest Reinsurance Holdings,
  Inc.                               750,000         28,218,750
---------------------------------------------------------------
Frontier Insurance Group, Inc.       100,000          3,368,750
---------------------------------------------------------------
HCC Insurance Holdings, Inc.         343,100          8,019,963
---------------------------------------------------------------
                                                     52,351,463
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.34%

T. Rowe Price Associates             750,000         49,687,500
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.67%

Callaway Golf Co.                    450,000         14,512,500
---------------------------------------------------------------
GTECH Holdings Corp.(a)              750,000         24,187,500
---------------------------------------------------------------

                                     FS-17
                   C   O   N   S   T   E  L  L  A  T  I  O  N

                                                    MARKET
                                   SHARES           VALUE

LEISURE TIME (PRODUCTS)-(CONTINUED)

Harley-Davidson, Inc.              1,400,000   $     38,850,000
---------------------------------------------------------------
North Face, Inc. (The)(a)            330,000          7,796,250
---------------------------------------------------------------
Speedway Motorsports, Inc.(a)        511,200         12,236,850
---------------------------------------------------------------
                                                     97,583,100
---------------------------------------------------------------

LODGING-HOTELS-0.56%

Choice Hotels International,
  Inc.(a)                          1,000,000         17,562,500
---------------------------------------------------------------
Doubletree Corp.(a)                  702,800         29,254,050
---------------------------------------------------------------
Promus Hotel Corp.(a)                650,000         25,512,500
---------------------------------------------------------------
Sun International Hotels Ltd.
  (a)                                157,600          5,673,600
---------------------------------------------------------------
Sunburst Hospitality Corp.(a)        333,333          3,375,000
---------------------------------------------------------------
                                                     81,377,650
---------------------------------------------------------------

MANUFACTURING
  (DIVERSIFIED)-0.94%

AMETEK, Inc.                         300,000          7,068,750
---------------------------------------------------------------
Hillenbrand Industries, Inc.         750,000         32,062,500
---------------------------------------------------------------
Pentair, Inc.                        500,000         19,312,500
---------------------------------------------------------------
Thermo Electron Corp.(a)           1,250,000         46,640,625
---------------------------------------------------------------
Tyco International Ltd.              823,964         31,104,641
---------------------------------------------------------------
                                                    136,189,016
---------------------------------------------------------------

MANUFACTURING
  (SPECIALIZED)-0.76%

Cognex Corp.(a)                    1,000,000         26,750,000
---------------------------------------------------------------
Diebold, Inc.                        700,000         30,843,750
---------------------------------------------------------------
US Filter Corp.(a)                 1,300,000         52,162,500
---------------------------------------------------------------
                                                    109,756,250
---------------------------------------------------------------

NATURAL GAS-0.01%

Edge Petroleum Corp.(a)               77,600          1,134,900
---------------------------------------------------------------

OFFICE EQUIPMENT &
  SUPPLIES-0.18%

Herman Miller, Inc.                  350,000         17,106,250
---------------------------------------------------------------
HON INDUSTRIES, Inc.                 181,900          9,390,587
---------------------------------------------------------------
                                                     26,496,837
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-7.52%

BJ Services Co.(a)                 1,000,000         84,750,000
---------------------------------------------------------------
Baker Hughes, Inc.                 1,000,000         45,937,500
---------------------------------------------------------------
Camco International, Inc.            963,700         69,627,325
---------------------------------------------------------------
Cooper Cameron Corp.(a)            1,000,000         72,250,000
---------------------------------------------------------------
Diamond Offshore Drilling,
  Inc.                               900,000         56,025,000
---------------------------------------------------------------
ENSCO International, Inc.          1,000,000         42,062,500
---------------------------------------------------------------
EVI, Inc.(a)                         600,000         38,512,500
---------------------------------------------------------------
Falcon Drilling Company,
  Inc.(a)                          1,500,000         54,562,500
---------------------------------------------------------------
Global Industries Ltd.(a)          1,954,200         39,328,275
---------------------------------------------------------------
Global Marine, Inc.(a)               700,000         21,787,500
---------------------------------------------------------------
Halliburton Co.                      750,000         44,718,750
---------------------------------------------------------------
Input/Output, Inc.(a)              1,400,000         37,537,500
---------------------------------------------------------------
Lone Star Technologies,
  Inc.(a)                            700,000         26,731,250
---------------------------------------------------------------
Marine Drilling Companies,
  Inc.(a)(b)                       1,500,000         44,437,500
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-(CONTINUED)

Nabors Industries, Inc.(a)         1,500,000   $     61,687,500
---------------------------------------------------------------
National-Oilwell, Inc.(a)            200,000         15,312,500
---------------------------------------------------------------
Noble Drilling Corp.(a)            1,000,000         35,562,500
---------------------------------------------------------------
Pride International, Inc.(a)       1,608,100         53,067,300
---------------------------------------------------------------
Rowan Companies, Inc.(a)           1,000,000         38,875,000
---------------------------------------------------------------
Santa Fe International Corp.         394,200         19,389,713
---------------------------------------------------------------
Smith International, Inc.(a)       1,000,000         76,250,000
---------------------------------------------------------------
Varco International,
  Inc.(a)(b)                       1,500,000         91,406,250
---------------------------------------------------------------
Veritas DGC, Inc.(a)                 600,000         24,562,500
---------------------------------------------------------------
                                                  1,094,381,363
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-0.75%

Apache Corp.(a)                      750,000         31,500,000
---------------------------------------------------------------
Burlington Resources, Inc.           750,000         36,703,125
---------------------------------------------------------------
Pioneer Natural Resources Co.        350,000         14,021,875
---------------------------------------------------------------
St. Mary Land & Exploration
  Co.                                100,000          4,075,000
---------------------------------------------------------------
Santa Fe Energy Resources,
  Inc.(a)                          1,750,000         22,859,375
---------------------------------------------------------------
                                                    109,159,375
---------------------------------------------------------------

PERSONAL CARE-0.47%

Perrigo Co.(a)                     1,977,400         30,402,524
---------------------------------------------------------------
Rexall Sundown, Inc.(a)            1,755,000         38,390,625
---------------------------------------------------------------
                                                     68,793,149
---------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.27%

Xerox Corp.                          500,000         39,656,250
---------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-0.30%

AES Corp.(a)                       1,100,000         43,587,500
---------------------------------------------------------------

RESTAURANTS-1.39%

Apple South, Inc.(b)               2,000,000         37,250,000
---------------------------------------------------------------
Applebee's International,
  Inc.(b)                          1,700,000         37,718,750
---------------------------------------------------------------
Brinker International, Inc.(a)     1,000,000         14,000,000
---------------------------------------------------------------
CKE Restaurants, Inc.                947,900         37,856,756
---------------------------------------------------------------
Cracker Barrel Old Country
  Store, Inc.                      1,125,000         33,187,500
---------------------------------------------------------------
Foodmaker, Inc.(a)                   250,000          4,109,375
---------------------------------------------------------------
Outback Steakhouse, Inc.(a)          500,000         13,531,250
---------------------------------------------------------------
Starbucks Corp.(a)                   750,000         24,750,000
---------------------------------------------------------------
                                                    202,403,631
---------------------------------------------------------------

RETAIL (BUILDING
  SUPPLIES)-0.32%

Eagle Hardware & Garden,
  Inc.(a)                            750,000         12,750,000
---------------------------------------------------------------
Fastenal Co.                         350,000         17,150,000
---------------------------------------------------------------
Home Depot, Inc.                     300,000         16,687,500
---------------------------------------------------------------
                                                     46,587,500
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-1.94%

Best Buy Company, Inc.(a)          1,000,000         27,937,500
---------------------------------------------------------------
CHS Electronics, Inc.(a)           1,500,000         36,656,250
---------------------------------------------------------------

                                     FS-18
                   C   O   N   S   T   E  L  L  A  T  I  O  N

                                                    MARKET
                                   SHARES           VALUE

RETAIL (COMPUTERS & ELECTRONICS)-(CONTINUED)

CompUSA, Inc.(a)                   3,000,000   $     98,250,000
---------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)      1,350,000         40,246,875
---------------------------------------------------------------
Tech Data Corp.(a)                 1,775,000         78,987,500
---------------------------------------------------------------
                                                    282,078,125
---------------------------------------------------------------

RETAIL (DEPARTMENT
  STORES)-0.74%

Fred Meyer, Inc.(a)                1,000,000         28,562,500
---------------------------------------------------------------
Kohl's Corp.(a)                      500,000         33,562,500
---------------------------------------------------------------
Nordstrom, Inc.                      750,000         45,937,500
---------------------------------------------------------------
                                                    108,062,500
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-1.71%

Consolidated Stores Corp.(a)       2,500,000         99,687,500
---------------------------------------------------------------
Dollar General Corp.                 625,082         20,666,773
---------------------------------------------------------------
Dollar Tree Stores, Inc.(a)        1,040,400         42,136,200
---------------------------------------------------------------
Men's Wearhouse,
  Inc.(The)(a)(b)                  1,500,050         58,126,938
---------------------------------------------------------------
Ross Stores, Inc.                    734,000         27,433,250
---------------------------------------------------------------
                                                    248,050,661
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.62%

CVS Corp.                            200,000         12,262,500
---------------------------------------------------------------
Rite Aid Corp.                     1,300,020         77,188,688
---------------------------------------------------------------
                                                     89,451,188
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-2.26%

American Stores Co.                3,000,000         77,062,500
---------------------------------------------------------------
Kroger Co.(a)                      2,700,000         88,087,500
---------------------------------------------------------------
Quality Food Centers, Inc.(a)      1,000,000         47,625,000
---------------------------------------------------------------
Safeway, Inc.(a)                   2,000,000        116,250,000
---------------------------------------------------------------
                                                    329,025,000
---------------------------------------------------------------

RETAIL (GENERAL
  MERCHANDISE)-0.56%

Costco Companies, Inc.(a)            500,000         19,250,000
---------------------------------------------------------------
Dayton Hudson Corp.                1,000,000         62,812,500
---------------------------------------------------------------
                                                     82,062,500
---------------------------------------------------------------

RETAIL (HOME SHOPPING)-0.71%

CDW Computer Centers,
  Inc.(a)(b)                       1,200,000         74,400,000
---------------------------------------------------------------
Micro Warehouse, Inc.(a)(b)        1,925,200         28,878,000
---------------------------------------------------------------
                                                    103,278,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-3.54%

AutoZone, Inc.(a)                    518,700         15,334,069
---------------------------------------------------------------
Bed Bath & Beyond, Inc.(a)         1,250,000         39,687,500
---------------------------------------------------------------
Finish Line, Inc. (The)-Class
  A(a)                               250,000          4,218,750
---------------------------------------------------------------
General Nutrition Companies,
  Inc.(a)                          1,000,000         31,500,000
---------------------------------------------------------------
Hollywood Entertainment
  Corp.(a)                         1,500,000         18,375,000
---------------------------------------------------------------
Inacom Corp.(a)                      580,000         17,871,250
---------------------------------------------------------------
Michaels Stores, Inc.(a)           1,250,000         37,578,125
---------------------------------------------------------------

RETAIL (SPECIALTY)-(CONTINUED)

Office Depot, Inc.(a)              2,175,000   $     44,859,375
---------------------------------------------------------------
Petco Animal Supplies,
  Inc.(a)(b)                         850,000         26,137,500
---------------------------------------------------------------
Polo Ralph Lauren Corp.(a)           800,000         20,800,000
---------------------------------------------------------------
Staples, Inc.(a)                   3,500,000         91,875,000
---------------------------------------------------------------
Tiffany & Co.                      1,000,000         39,500,000
---------------------------------------------------------------
Toys "R" Us, Inc.(a)                 750,000         25,546,875
---------------------------------------------------------------
Viking Office Products,
  Inc.(a)                          3,000,000         71,812,500
---------------------------------------------------------------
Williams-Sonoma, Inc.(a)             750,000         30,093,750
---------------------------------------------------------------
                                                    515,189,694
---------------------------------------------------------------

RETAIL
  (SPECIALTY-APPAREL)-0.56%

Gap, Inc.                            775,000         41,220,312
---------------------------------------------------------------
TJX Companies, Inc. (The)          1,350,000         39,993,750
---------------------------------------------------------------
                                                     81,214,062
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.22%

Dime Bancorp, Inc.                   250,000          6,000,000
---------------------------------------------------------------
TCF Financial Corp.                  457,000         25,991,875
---------------------------------------------------------------
                                                     31,991,875
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-0.24%

Omnicom Group, Inc.                  500,000         35,312,500
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-1.75%

Cerner Corp.(a)(b)                 1,750,000         42,437,500
---------------------------------------------------------------
Cintas Corp.                         100,000          7,225,000
---------------------------------------------------------------
Equity Corp. International(a)        400,000          8,150,000
---------------------------------------------------------------
HFS, Inc.(a)                         500,000         35,250,000
---------------------------------------------------------------
Service Corp. International        3,500,000        106,531,250
---------------------------------------------------------------
Stewart Enterprises, Inc.-
  Class A                          1,300,000         53,950,000
---------------------------------------------------------------
                                                    253,543,750
---------------------------------------------------------------

SERVICES (COMPUTER & SYSTEMS)-0.45%

Cambridge Technology Partners,
  Inc.(a)                            470,400         17,169,600
---------------------------------------------------------------
Shared Medical Systems Corp.         410,000         22,447,500
---------------------------------------------------------------
SunGard Data Systems Inc.(a)       1,060,000         25,042,500
---------------------------------------------------------------
                                                     64,659,600
---------------------------------------------------------------

SERVICES (DATA
  PROCESSING)-2.00%

Affiliated Computer Services,
  Inc.(a)                          1,000,000         25,125,000
---------------------------------------------------------------
BDM International Inc.(a)            361,500          7,998,188
---------------------------------------------------------------
BISYS Group, Inc. (The)(a)           463,200         14,417,100
---------------------------------------------------------------
CSG Systems International,
  Inc.(a)                            703,100         27,552,731
---------------------------------------------------------------
DST Systems, Inc.(a)               1,000,000         35,312,500
---------------------------------------------------------------
Equifax, Inc.                        500,000         15,531,250
---------------------------------------------------------------
First Data Corp.                     400,000         11,625,000
---------------------------------------------------------------
Fiserv, Inc.(a)                    1,250,000         55,937,500
---------------------------------------------------------------
National Data Corp.                  750,000         27,703,125
---------------------------------------------------------------

                                     FS-19
                   C   O   N   S   T   E  L  L  A  T  I  O  N

                                                    MARKET
                                   SHARES           VALUE

SERVICES (DATA PROCESSING)-(CONTINUED)

Paychex, Inc.                      1,300,000   $     49,562,500
---------------------------------------------------------------
PMT Services, Inc.(a)              1,250,000         20,156,250
---------------------------------------------------------------
                                                    290,921,144
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.20%

AccuStaff, Inc.(a)                 1,000,000         28,562,500
---------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL)-0.21%

Corrections Corp. of
  America(a)                       1,000,000         30,500,000
---------------------------------------------------------------

SPECIALTY PRINTING-0.38%

Gartner Group, Inc.(a)             1,150,000         32,487,500
---------------------------------------------------------------
Valassis Communications,
  Inc.(a)                            750,000         22,125,000
---------------------------------------------------------------
                                                     54,612,500
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-1.04%

Billing Information
  Concepts(a)(b)                     780,000         30,615,000
---------------------------------------------------------------
CIENA Corp.(a)                     1,050,000         57,750,000
---------------------------------------------------------------
LCI International, Inc.(a)         2,000,000         51,750,000
---------------------------------------------------------------
USLD Communications Corp.(a)         570,300         11,299,068
---------------------------------------------------------------
                                                    151,414,068
---------------------------------------------------------------

TELEPHONE-0.23%

Cincinnati Bell, Inc.              1,250,000         33,750,000
---------------------------------------------------------------

TEXTILES (APPAREL)-1.75%

Jones Apparel Group, Inc.(a)       1,500,000         76,312,500
---------------------------------------------------------------
Liz Claiborne, Inc.                1,250,000         63,359,375
---------------------------------------------------------------
Nautica Enterprises, Inc.(a)       1,300,000         34,612,500
---------------------------------------------------------------
St. John Knits, Inc.                 500,000         20,093,750
---------------------------------------------------------------
Tommy Hilfiger Corp.(a)            1,500,000         59,343,750
---------------------------------------------------------------
                                                    253,721,875
---------------------------------------------------------------

TEXTILES (SPECIALTY)-0.26%

Unifi, Inc.                        1,000,000         38,437,500
---------------------------------------------------------------

TRUCKERS-0.11%

Caliber System, Inc.                 300,200         15,647,925
---------------------------------------------------------------

TRUCKS & PARTS-0.07%

Wabash National Corp.                340,200         10,163,475
---------------------------------------------------------------

WASTE MANAGEMENT-1.06%

American Disposal Services,
  Inc.(a)                            500,000         17,625,000
---------------------------------------------------------------
Thermo Instrument Systems,
  Inc.(a)                            908,400         32,759,175
---------------------------------------------------------------
USA Waste Services, Inc.(a)        2,807,500        103,877,500
---------------------------------------------------------------
                                                    154,261,675
---------------------------------------------------------------
    Total Domestic Common
      Stocks                                     12,986,108,509
---------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS-0.08%

FINANCIAL (DIVERSIFIED)-0.08%

MGIC Investment Corp.-$3.12
  Conv. Pfd.                         116,500         11,883,000
---------------------------------------------------------------

CONVERTIBLE BONDS &                 PRINCIPAL
  NOTES-0.37%                          AMOUNT

BROADCASTING (TELEVISION, RADIO & CABLE)-0.06%

Jacor Communications Inc.,
  Conv. Sr. LYON, 5.50%,
  06/12/11(b)(c)                 $ 14,450,000   $     8,849,614
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.17%

EMC Corp., Conv. Sub. Notes,
  3.25%, 03/15/02                  17,500,000        24,287,375
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-0.06%

Sandoz Capital BVI Ltd.
  (Switzerland),
  Sr. Conv. Deb., 2.00%,
  10/06/02(d) (Acquired
  11/04/96-11/13/96;
  Cost $6,240,625)                  5,540,000         8,143,800
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.08%

Loews Corp., Conv. Sub. Notes,
  3.125%, 09/15/07                 10,500,000        11,982,075
---------------------------------------------------------------
    Total Convertible Bonds &
      Notes                                          53,262,864
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-5.07%

CANADA-1.67%

Biovail Corporation
  International (Health
  Care-Drugs-Generic &
  Other)(a)                           250,000   $     7,218,750
---------------------------------------------------------------
CanWest Global Communications
  Corp.
  (Broadcasting-Television,
  Radio & Cable)                    2,250,000        43,031,250
---------------------------------------------------------------
Newbridge Networks Corp.
  (Computers-Networking)(a)         2,000,000       106,000,000
---------------------------------------------------------------
Newcourt Credit Group, Inc.
  (Finance-Diversified)               257,800         8,974,663
---------------------------------------------------------------
Northern Telecom Ltd.
  (Communications Equipment)          350,000        31,390,625
---------------------------------------------------------------
Precision Drilling Corp. (Oil &
  Gas-Drilling & Equipment)(a)      1,500,000        46,125,000
---------------------------------------------------------------
                                                    242,740,288
---------------------------------------------------------------

FINLAND-0.70%

Nokia Oy A.B.-Class A-ADR
  (Telecommunications-
  Cellular/Wireless)                  999,950        88,245,588
---------------------------------------------------------------
Nokia Oy A.B.-Class A
  (Telecommunications-
  Cellular/Wireless)                  152,650        13,337,418
---------------------------------------------------------------
                                                    101,583,006
---------------------------------------------------------------

GERMANY-0.10%

Adidas A.G. (Footwear)                100,000        14,486,022
---------------------------------------------------------------

IRELAND-0.63%

CBT Group PLC-ADR
  (Computers-Software &
  Services)(a)                         49,400         3,791,450
---------------------------------------------------------------
Elan Corp. PLC-ADR (Health
  Care-Drugs-Generic &
  Other)(a)                         1,750,000        87,281,250
---------------------------------------------------------------
                                                     91,072,700
---------------------------------------------------------------

                                     FS-20
                   C   O   N   S   T   E  L  L  A  T  I  O  N

                                                    MARKET
                                    SHARES           VALUE

ISRAEL-0.41%

ECI Telecommunications Ltd.
  Designs (Communications
  Equipment)                          750,000   $    20,718,750
---------------------------------------------------------------
Tecnomatix Technologies Ltd.
  (Computers-Software &
  Services)(a)(b)                     479,500        14,804,563
---------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd.-ADR (Health
  Care-Drugs-Generic & Other)         500,000        23,375,000
---------------------------------------------------------------
                                                     58,898,313
---------------------------------------------------------------

ITALY-0.05%

Telecom Italia Mobile S.p.A.
  (Telecommunications-
  Cellular/Wireless)                1,074,000         3,964,855
---------------------------------------------------------------
Telecom Italia S.p.A.
  (Telephone)                         596,666         3,732,246
---------------------------------------------------------------
                                                      7,697,101
---------------------------------------------------------------

NETHERLANDS-0.20%

ASM Lithography Holding N.V.
(Electronics-Semiconductors)(a)       300,000        21,975,000
---------------------------------------------------------------
Verenigde Nederlandse
  Uitgeversbedrijven Verenigd
  Bezit (Publishing)                  328,500         7,783,157
---------------------------------------------------------------
                                                     29,758,157
---------------------------------------------------------------

NORWAY-0.09%

Petroleum Geo-Services ASA-ADR
  (Oil & Gas-Drilling &
  Equipment)(a)                       187,300        12,970,525
---------------------------------------------------------------

SWEDEN-0.52%

Telefonaktiebolaget LM
  Ericsson-ADR (Communications
  Equipment)                        1,707,500        75,556,875
---------------------------------------------------------------

TAIWAN-0.10%

ASE Test Ltd.-ADR (Electronics-
  Semiconductors)(a)                   82,200         4,500,450
---------------------------------------------------------------

TAIWAN-(CONTINUED)

Taiwan Semiconductor
  Manufacturing Co. Ltd.-ADR
(Electronics-Semiconductors)(a)       500,000   $     9,906,250
---------------------------------------------------------------
                                                     14,406,700
---------------------------------------------------------------

UNITED KINGDOM-0.60%

Danka Business Systems PLC-ADR
  (Office Equipment & Supplies)     2,200,000        81,400,000
---------------------------------------------------------------
Granada Group PLC (Leisure
  Time-Products)                      390,000         5,378,530
---------------------------------------------------------------
                                                     86,778,530
---------------------------------------------------------------
    Total Foreign Stocks &
      Other Equity Interests                        735,948,217
---------------------------------------------------------------

                                  PRINCIPAL
                                    AMOUNT

U.S. TREASURY BILLS-2.43%(e)

5.093%, 01/02/98                 $355,185,000(f) $  352,350,624
---------------------------------------------------------------

COMMERCIAL PAPER-0.21%

Citibank, NA CP Trust, 5.715%,
  12/26/97(g)                      30,000,000        30,000,000
---------------------------------------------------------------

REPURCHASE AGREEMENT-1.67%(h)

Goldman Sachs & Co.(i)            242,843,032       242,843,032
---------------------------------------------------------------
TOTAL INVESTMENTS-99.20%                         14,412,396,246
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.80%                                 116,662,726
---------------------------------------------------------------
NET ASSETS-100.00%                              $14,529,058,972
===============================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Affiliated issuers are those in which the Fund's holdings of an Issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has never owned enough of the outstanding voting securities of any issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate market value of these securities as of 10/31/97 was $664,603,803 which represented 4.57% of the Fund's net assets.
(c) Zero coupon bond. The interest rate shown represents the rate of original issue discount.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of this security has been determined in accordance with procedures established by the Board of Directors. The market value of this security at 10/31/97 represented 0.06% of the Fund's net assets.
(e) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(f) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 8.
(g) Variable rate trust certificates representing an interest in a trust (comprised of eligible debt obligations) entitling the Portfolio to receive variable rate interest. The Fund has the right, upon seven calendar days' notice to the trustee, to put its certificates to the trust at par value plus accrued interest. Because variable rate trust certificates involve a trust and a third party put feature, they involve complexities and potential risks that may not be present where the debt obligation is owned directly. Rate shown is the rate in effect on 10/31/97.
(h) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(i) Joint repurchase agreement entered into 10/31/97 with a maturing value of $500,239,583. Collateralized by $500,000,000 U.S. Government obligations, 5.63% to 9.50% due 02/01/00 to 08/01/36 with an aggregate market value at 10/31/97 of $510,000,000.

Abbreviations:

ADR   - American Depository Receipt
Conv. - Convertible
Deb.  - Debentures
LYON  - Liquid Yield Option Notes
Pfd.  - Preferred
Sr.   - Senior
Sub.  - Subordinated

See Notes to Financial Statements.
                                     FS-21
                   C   O   N   S   T   E  L  L  A  T  I  O  N

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1997

ASSETS:

Investments, at market value (cost
  $10,410,065,063)                           $14,412,396,246
------------------------------------------------------------
Foreign currencies, at market value (cost
  $43,837)                                            45,707
------------------------------------------------------------
Receivables for:
  Investments sold                               100,404,112
------------------------------------------------------------
  Capital stock sold                             106,931,262
------------------------------------------------------------
  Dividends and interest                           1,922,668
------------------------------------------------------------
  Variation margin                                 7,210,500
------------------------------------------------------------
Investment for deferred compensation plan            100,105
------------------------------------------------------------
Other assets                                          55,235
------------------------------------------------------------
      Total assets                            14,629,065,835
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           56,413,158
------------------------------------------------------------
  Capital stock reacquired                        27,338,316
------------------------------------------------------------
  Deferred compensation                              100,105
------------------------------------------------------------
Accrued advisory fees                              7,883,834
------------------------------------------------------------
Accrued administrative service fees                   18,472
------------------------------------------------------------
Accrued directors' fees                               24,640
------------------------------------------------------------
Accrued distribution fees                          3,864,856
------------------------------------------------------------
Accrued transfer agent fees                        2,384,261
------------------------------------------------------------
Accrued operating expenses                         1,979,221
------------------------------------------------------------
      Total liabilities                          100,006,863
------------------------------------------------------------
Net assets applicable to shares outstanding  $14,529,058,972
============================================================

NET ASSETS:

Class A                                      $14,319,441,125
============================================================
Class C                                      $    21,508,420
============================================================
Institutional Class                          $   188,109,427
============================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Class A:

  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                    489,907,670
============================================================

Class C:

  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                        737,163
============================================================

Institutional Class:

  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      6,269,599
============================================================

CLASS A:

  Net asset value and redemption price per
    share                                    $         29.23
============================================================
  Offering price per share:
    (Net asset value of $29.23 divided by
     94.50%)                                 $         30.93
============================================================

CLASS C:

  Net asset value and offering price per
    share                                    $         29.18
============================================================

INSTITUTIONAL CLASS:

  Net asset value, offering and redemption
    price per share                          $         30.00
============================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 1997


INVESTMENT INCOME:

Dividends (net of $582,223 foreign
  withholding tax)                            $   32,008,695
------------------------------------------------------------
Interest                                          61,609,664
------------------------------------------------------------
    Total investment income                       93,618,359
------------------------------------------------------------

EXPENSES:

Advisory fees                                     82,922,239
------------------------------------------------------------
Administrative service fees                          251,513
------------------------------------------------------------
Custodian fees                                       808,078
------------------------------------------------------------
Directors' fees                                       91,513
------------------------------------------------------------
Distribution fees-Class A                         38,860,415
------------------------------------------------------------
Distribution fees-Class C                             26,490
------------------------------------------------------------
Transfer agent fees-Class A                       21,499,897
------------------------------------------------------------
Transfer agent fees-Class C                            5,881
------------------------------------------------------------
Transfer agent fees-Institutional Class               24,455
------------------------------------------------------------
Other                                              3,850,511
------------------------------------------------------------
    Total expenses                               148,340,992
------------------------------------------------------------
Less: Fees waived by advisor                      (2,805,955)
------------------------------------------------------------
    Expenses paid indirectly                        (290,066)
------------------------------------------------------------
    Net expenses                                 145,244,971
------------------------------------------------------------
Net investment income (loss)                     (51,626,612)
------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FUTURES CONTRACTS:

Net realized gain (loss) on sales of:
  Investment securities                          851,008,605
------------------------------------------------------------
  Foreign currencies                                (275,168)
------------------------------------------------------------
  Futures contracts                              195,426,592
------------------------------------------------------------
                                               1,046,160,029
------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                        1,270,975,830
------------------------------------------------------------
  Foreign currencies                                   1,294
------------------------------------------------------------
  Futures contracts                              (36,703,480)
------------------------------------------------------------
                                               1,234,273,644
------------------------------------------------------------
      Net gain on investment securities,
         foreign currencies and futures
         contracts                             2,280,433,673
------------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $2,228,807,061
============================================================

See Notes to Financial Statements.
                                     FS-22
                   C   O   N   S   T   E  L  L  A  T  I  O  N

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1997 and 1996

                                                                   1997              1996
OPERATIONS:
  Net investment income (loss)                                $   (51,626,612)  $   (25,042,610)
-----------------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities,
    foreign currencies and futures contracts                    1,046,160,029       394,119,929
-----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies and futures contracts                    1,234,273,644       672,745,646
-----------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations     2,228,807,061     1,041,822,965
-----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on
  investment securities:
  Class A                                                        (401,536,883)     (233,242,373)
-----------------------------------------------------------------------------------------------
  Institutional Class                                             (10,336,039)       (4,789,469)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       1,280,740,251     3,470,281,071
-----------------------------------------------------------------------------------------------
  Class C                                                          22,611,449                --
-----------------------------------------------------------------------------------------------
  Institutional Class                                            (139,767,829)      135,200,711
-----------------------------------------------------------------------------------------------
       Net increase in net assets                               2,980,518,010     4,409,272,905
-----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          11,548,540,962     7,139,268,057
-----------------------------------------------------------------------------------------------
  End of period                                               $14,529,058,972   $11,548,540,962
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $ 9,520,633,579   $ 8,408,805,783
-----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (270,243)         (124,538)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain on sales of investment
    securities, foreign currencies and futures contracts        1,022,762,877       388,200,602
-----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and futures contracts                            3,985,932,759     2,751,659,115
-----------------------------------------------------------------------------------------------
                                                              $14,529,058,972   $11,548,540,962
===============================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six diversified portfolios:
AIM Constellation Fund, AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund and AIM Weingarten Fund. The Fund currently offers three different classes of shares: the Class A shares, the Class C shares and the Institutional Class. Class C shares commenced sales on August 4, 1997. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek capital appreciation.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent

                                     FS-23
                   C   O   N   S   T   E  L  L  A  T  I  O  N
     pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1997, $275,168 was reclassified from undistributed net realized gains to undistributed net investment income (loss) as a result of differing book/tax treatments on foreign currency transactions. In addition, $51,756,075 was reclassified from undistributed net investment income
     (loss) to paid-in capital as a result of a net operating tax loss. The reclassifications were made in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.
E. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
G. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to voluntarily waive a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. Under the voluntary waiver, AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. During the year ended October 31, 1997, AIM waived fees of $2,805,955. The waiver is entirely voluntary but approval is required by the

                                     FS-24
                   C   O   N   S   T   E  L  L  A  T  I  O  N

Board of Directors for any decision by AIM to discontinue the waiver. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1997, AIM was reimbursed $251,513 for such services.
  The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Class A shares and Class C shares. During the year ended October 31, 1997, AFS was reimbursed $10,499,779 for such services.
  The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Fund. During the year ended October 31, 1997, the Portfolio paid AIFS $24,455 for such services. On September 19, 1997, the Board of Directors of the Fund approved the appointment of AFS as transfer agent of the Fund to be effective in late 1997 or early 1998.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A and Class C shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and the Fund's Class C shares (the "Class C Plan") (collectively, the "Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.30% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of the Fund. The Plan also provides that payments in excess of service fees are characterized as an asset-based sales charge under the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund's Class A and Class C shares. During the year ended October 31, 1997 for the Class A shares and the period August 4, 1997 (date sales commenced) through October 31, 1997, the Class C shares, paid AIM Distributors $38,860,415 and $26,490, respectively as compensation under the Plan.
  AIM Distributors received commissions of $10,566,898 from sales of the Class A shares of the Fund during the year ended October 31, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1997, AIM Distributors received commissions of $253,473 in contingent deferred sales charges imposed on the redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, AIFS and FMC.
  During the year ended October 31, 1997, the Fund paid legal fees of $34,413 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced Fund expenses by $49,686 during the year ended October 31, 1997. The Fund also received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $70,375 and $170,005, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $290,066 during the year ended October 31, 1997.

NOTE 4-DIRECTOR'S FEES

Director's fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowing up to the lessor of (i) $325,000,000 or (ii) the limit set by its prospectus for borrowings. During the year ended October 31, 1997, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1997 was $9,490,517,179 and $8,083,184,229, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1997, on a tax basis, is as follows:

Aggregate unrealized appreciation of
  investment securities                     $4,320,251,644
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (333,338,001)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $3,986,913,643
==========================================================

Cost of investments for tax purposes is $10,425,482,603.

                                     FS-25
                   C   O   N   S   T   E  L  L  A  T  I  O  N

NOTE 7-CAPITAL STOCK

Changes in the capital stock outstanding for the years ended October 31, 1997 and 1996 were as follows:

                                                                           1997                             1996
                                                              ------------------------------   ------------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
                                                              ------------   ---------------   ------------   ---------------
Sold:
  Class A                                                      211,624,665   $ 5,717,830,615    282,903,859   $ 6,791,107,589
-----------------------------------------------------------------------------------------------------------------------------
  Class C*                                                         745,655        22,872,597             --                --
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            5,274,034       141,917,489      7,711,696       189,568,037
-----------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                       15,529,296       381,406,093     10,007,849       218,670,843
-----------------------------------------------------------------------------------------------------------------------------
  Class C*                                                              --                --             --                --
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              387,258         9,720,186        200,095         4,444,113
-----------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (178,999,514)   (4,818,496,457)  (146,642,433)   (3,539,497,361)
-----------------------------------------------------------------------------------------------------------------------------
  Class C*                                                          (8,492)         (261,148)            --                --
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (10,657,023)     (291,405,504)    (2,422,264)      (58,811,439)
-----------------------------------------------------------------------------------------------------------------------------
                                                                43,895,879   $ 1,163,583,871    151,758,802   $ 3,605,481,782
=============================================================================================================================

*Class C Shares commenced sales on August 4, 1997.

NOTE 8-OPEN FUTURES CONTRACTS

On October 31, 1997, $13,341,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open future contracts. Open futures contracts were as follows:

                                                                                           UNREALIZED
                                                              NUMBER OF      MONTH/       APPRECIATION
                          CONTRACT                            CONTRACTS    COMMITMENT    (DEPRECIATION)
                          --------                            ---------    ----------    --------------
S&P 500 Index...............................................     690        Dec. '97      $(16,400,635)

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Institutional Class capital stock outstanding during each of the years in the five-year period ended October 31, 1997.

                                                                1997         1996         1995         1994         1993
                                                              --------     --------     --------     --------     --------
Net asset value, beginning of period                          $  26.01     $  24.05     $  18.49     $  17.13     $  13.27
------------------------------------------------------------  --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income                                           0.02         0.04         0.02         0.03           --
------------------------------------------------------------  --------     --------     --------     --------     --------
  Net gains on securities (both realized and unrealized)          4.86         2.67         6.06         1.33         3.86
------------------------------------------------------------  --------     --------     --------     --------     --------
    Total from investment operations                              4.88         2.71         6.08         1.36         3.86
------------------------------------------------------------  --------     --------     --------     --------     --------
Less distributions:
  Distributions from capital gains                               (0.89)       (0.75)       (0.52)          --           --
------------------------------------------------------------  --------     --------     --------     --------     --------
Net asset value, end of period                                $  30.00     $  26.01     $  24.05     $  18.49     $  17.13
============================================================  ========     ========     ========     ========     ========
Total return                                                     19.42%       11.81%       34.09%        7.94%       29.09%
============================================================  ========     ========     ========     ========     ========

Ratios/supplemental data:

Net assets, end of period (000s omitted)                      $188,109     $293,035     $138,918     $ 39,847     $ 12,338
============================================================  ========     ========     ========     ========     ========
Ratio of expenses to average net assets(a)                        0.65%(b)(c)  0.66%        0.66%        0.69%        0.87%
============================================================  ========     ========     ========     ========     ========
Ratio of net investment income to average net assets(d)           0.06%(b)     0.21%        0.18%        0.36%        0.04%
============================================================  ========     ========     ========     ========     ========
Portfolio turnover rate                                             67%          58%          45%          79%          70%
============================================================  ========     ========     ========     ========     ========
Average brokerage commission rate paid(e)                     $ 0.0576     $ 0.0596          N/A          N/A          N/A
============================================================  ========     ========     ========     ========     ========

(a) Ratios of expenses to average net assets prior to waiver of advisory fees and/or expense reimbursement were 0.67%, 0.67%, 0.68%, and 0.70% for the periods 1997-1994, respectively.
(b) Ratios are based on average net assets of $271,723,352.
(c) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have remained the same.
(d) Ratios of net investment income prior to waiver of advisory fees and/or expense reimbursement were 0.04%, 0.20%, 0.16% and 0.35% for the periods 1997-1994, respectively.
(e) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                     FS-26
                   C   O   N   S   T   E  L  L  A  T  I  O  N

                       INDEPENDENT AUDITORS' REPORT

                       To the Shareholders and Board of Directors
                       AIM Weingarten Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Weingarten Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Weingarten Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended.




                                                      KPMG Peat Marwick LLP

                       Houston, Texas
                       December 5, 1997

                                     FS-27
                   W    E    I    N    G   A   R   T   E   N

SCHEDULE OF INVESTMENTS

October 31, 1997

                                                     MARKET
                                     SHARES          VALUE

DOMESTIC COMMON STOCKS-84.72%

AEROSPACE/DEFENSE-0.06%

Coltec Industries, Inc.(a)             183,600   $    3,672,000
---------------------------------------------------------------

AGRICULTURAL PRODUCTS-0.70%

DIMON, Inc.                            675,000       17,507,813
---------------------------------------------------------------
Universal Corp.                        700,000       26,906,250
---------------------------------------------------------------
                                                     44,414,063
---------------------------------------------------------------

AIR FREIGHT-0.26%

CNF Transportation Inc.                375,000       16,734,375
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.13%

Federal-Mogul Corp.                     11,300          478,131
---------------------------------------------------------------
MascoTech, Inc.                        416,400        7,911,600
---------------------------------------------------------------
                                                      8,389,731
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-1.05%

First Union Corp.                      700,000       34,343,750
---------------------------------------------------------------
NationsBank Corp.                      550,000       32,931,250
---------------------------------------------------------------
                                                     67,275,000
---------------------------------------------------------------

BANKS (MONEY CENTER)-2.62%

BankAmerica Corp.                      650,000       46,475,000
---------------------------------------------------------------
Chase Manhattan Corp.                  800,000       92,300,000
---------------------------------------------------------------
Citicorp                               225,000       28,139,063
---------------------------------------------------------------
                                                    166,914,063
---------------------------------------------------------------

BANKS (REGIONAL)-0.06%

North Fork Bancorporation, Inc.        121,500        3,576,656
---------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-0.29%

PepsiCo, Inc.                          500,000       18,406,250
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-0.44%

Chancellor Media Corp.(a)              200,000       10,975,000
---------------------------------------------------------------
Jacor Communications, Inc.(a)          400,000       16,750,000
---------------------------------------------------------------
                                                     27,725,000
---------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.46%

Crompton & Knowles Corp.               400,000       10,100,000
---------------------------------------------------------------
Cytec Industries Inc.(a)                25,000        1,218,750
---------------------------------------------------------------
Millennium Chemicals Inc.              750,000       17,625,000
---------------------------------------------------------------
                                                     28,943,750
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-1.37%

Lucent Technologies, Inc.(b)           600,000       49,462,500
---------------------------------------------------------------
Tellabs, Inc.(a)                       700,000       37,800,000
---------------------------------------------------------------
                                                     87,262,500
---------------------------------------------------------------

COMPUTERS (HARDWARE)-2.81%

Compaq Computer Corp.                1,000,000   $   63,750,000
---------------------------------------------------------------
Dell Computer Corp.(a)                 300,000       24,037,500
---------------------------------------------------------------
Digital Equipment Corp.(a)             350,000       17,521,875
---------------------------------------------------------------
International Business Machines
  Corp.                                750,000       73,546,875
---------------------------------------------------------------
                                                    178,856,250
---------------------------------------------------------------

COMPUTERS (NETWORKING)-0.97%

Bay Networks, Inc.(a)                1,000,000       31,625,000
---------------------------------------------------------------
Cisco Systems, Inc.(a)                 365,100       29,949,609
---------------------------------------------------------------
                                                     61,574,609
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.89%

Adaptec, Inc.(a)                       700,000       33,906,250
---------------------------------------------------------------
EMC Corp.(a)                           400,000       22,400,000
---------------------------------------------------------------
                                                     56,306,250
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-3.68%

America Online, Inc.(a)                100,000        7,700,000
---------------------------------------------------------------
BMC Software, Inc.(a)                  290,000       17,508,750
---------------------------------------------------------------
Cadence Design Systems, Inc.(a)        300,000       15,975,000
---------------------------------------------------------------
Computer Associates
  International, Inc.                  550,000       41,009,375
---------------------------------------------------------------
Computer Sciences Corp.(a)             161,400       11,449,313
---------------------------------------------------------------
Compuware Corp.(a)                     500,000       33,062,500
---------------------------------------------------------------
HBO & Co.                              600,000       26,100,000
---------------------------------------------------------------
Microsoft Corp.(a)                     500,000       65,000,000
---------------------------------------------------------------
Unisys Corp.(a)                      1,200,000       15,975,000
---------------------------------------------------------------
                                                    233,779,938
---------------------------------------------------------------

CONSUMER FINANCE-2.87%

ContiFinancial Corp.(a)                333,200        9,475,375
---------------------------------------------------------------
FIRSTPLUS Financial Group,
  Inc.(a)                              600,000       33,000,000
---------------------------------------------------------------
Green Tree Financial Corp.             725,000       30,540,625
---------------------------------------------------------------
Household International, Inc.          300,000       33,975,000
---------------------------------------------------------------
Money Store, Inc.                      435,200       12,348,800
---------------------------------------------------------------
SLM Holding Corp.                      450,000       63,168,750
---------------------------------------------------------------
                                                    182,508,550
---------------------------------------------------------------

DISTRIBUTORS (FOOD &
  HEALTH)-1.14%

AmeriSource Health Corp.-Class A
  (a)                                  575,000       34,140,625
---------------------------------------------------------------
Cardinal Health, Inc.                  250,000       18,562,500
---------------------------------------------------------------
Sysco Corp.                            500,000       20,000,000
---------------------------------------------------------------
                                                     72,703,125
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.57%

American Power Conversion
  Corp.(a)                             600,000       16,350,000
---------------------------------------------------------------
General Electric Co.                 1,224,400       79,050,325
---------------------------------------------------------------

                                     FS-28
                   W    E    I    N    G   A   R   T   E   N

                                                     MARKET
                                     SHARES          VALUE

ELECTRICAL EQUIPMENT-(CONTINUED)

Honeywell, Inc.                        200,000   $   13,612,500
---------------------------------------------------------------
SCI Systems, Inc.(a)                   185,200        8,148,800
---------------------------------------------------------------
Solectron Corp.(a)                     560,400       21,995,700
---------------------------------------------------------------
Symbol Technologies, Inc.              610,300       24,259,425
---------------------------------------------------------------
                                                    163,416,750
---------------------------------------------------------------

ELECTRONICS
  (INSTRUMENTATION)-0.83%

Perkin-Elmer Corp.                     300,000       18,750,000
---------------------------------------------------------------
Waters Corp.(a)                        775,000       34,100,000
---------------------------------------------------------------
                                                     52,850,000
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-2.76%

Analog Devices, Inc.(a)                425,000       12,989,063
---------------------------------------------------------------
Intel Corp.                            625,000       48,125,000
---------------------------------------------------------------
Linear Technology Corp.                300,000       18,862,500
---------------------------------------------------------------
Maxim Integrated Products,
  Inc.(a)                              275,000       18,218,750
---------------------------------------------------------------
National Semiconductor Corp.(a)        550,000       19,800,000
---------------------------------------------------------------
Texas Instruments, Inc.                400,000       42,675,000
---------------------------------------------------------------
VLSI Technology, Inc.(a)               500,000       14,812,500
---------------------------------------------------------------
                                                    175,482,813
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-1.10%

Applied Materials, Inc.(a)           1,000,000       33,375,000
---------------------------------------------------------------
KLA-Tencor Corp.(a)                    350,000       15,378,125
---------------------------------------------------------------
Teradyne, Inc.(a)                      570,900       21,373,069
---------------------------------------------------------------
                                                     70,126,194
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-2.80%

American Express Co.                   400,000       31,200,000
---------------------------------------------------------------
Amresco, Inc.(a)                       500,000       15,687,500
---------------------------------------------------------------
Federal Home Loan Mortgage Corp.       875,000       33,140,625
---------------------------------------------------------------
Federal National Mortgage
  Association                          775,000       37,539,063
---------------------------------------------------------------
MBIA, Inc.                             348,400       20,816,900
---------------------------------------------------------------
MGIC Investment Corp.                  400,000       24,125,000
---------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.                       280,900       13,764,100
---------------------------------------------------------------
SunAmerica, Inc.                        50,100        1,800,469
---------------------------------------------------------------
                                                    178,073,657
---------------------------------------------------------------

FOODS-0.85%

ConAgra, Inc.                          450,000       13,556,250
---------------------------------------------------------------
Dean Foods Co.                         529,300       25,042,506
---------------------------------------------------------------
Sara Lee Corp.                         300,000       15,337,500
---------------------------------------------------------------
                                                     53,936,256
---------------------------------------------------------------

FOOTWEAR-0.17%

Wolverine World Wide, Inc.             500,000       11,000,000
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-3.35%

Abbott Laboratories                    326,100       19,994,006
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-(CONTINUED)

American Home Products Corp.           500,000   $   37,062,500
---------------------------------------------------------------
Bristol-Myers Squibb Co.               594,000       52,123,500
---------------------------------------------------------------
Johnson & Johnson                      711,300       40,810,838
---------------------------------------------------------------
Warner-Lambert Co.                     441,700       63,245,919
---------------------------------------------------------------
                                                    213,236,763
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-1.68%

Dura Pharmaceuticals, Inc.(a)          395,800       19,146,825
---------------------------------------------------------------
ICN Pharmaceuticals, Inc.              900,000       43,312,500
---------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)      1,400,000       44,450,000
---------------------------------------------------------------
                                                    106,909,325
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-2.46%

Lilly (Eli) & Co.                      450,000       30,093,750
---------------------------------------------------------------
Merck & Co., Inc.                      750,000       66,937,500
---------------------------------------------------------------
Pfizer, Inc.                           366,500       25,929,875
---------------------------------------------------------------
Schering-Plough Corp.                  600,000       33,637,500
---------------------------------------------------------------
                                                    156,598,625
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.74%

Quorum Health Group, Inc.(a)           937,500       22,734,375
---------------------------------------------------------------
Tenet Healthcare Corp.(a)              386,300       11,806,294
---------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)                      290,600       12,804,563
---------------------------------------------------------------
                                                     47,345,232
---------------------------------------------------------------

HEALTH CARE (LONG TERM
  CARE)-0.82%

Health Care and Retirement
  Corp.(a)                             222,350        8,407,609
---------------------------------------------------------------
HEALTHSOUTH Corp.(a)                 1,200,000       30,675,000
---------------------------------------------------------------
NovaCare, Inc.(a)                    1,000,000       13,062,500
---------------------------------------------------------------
                                                     52,145,109
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.29%

MedPartners, Inc.(a)                   725,000       18,442,188
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-3.25%

Arterial Vascular Engineering,
  Inc.(a)                              350,000       18,593,750
---------------------------------------------------------------
Baxter International Inc.              643,700       29,771,125
---------------------------------------------------------------
Becton, Dickinson & Co.              1,000,000       46,062,500
---------------------------------------------------------------
Boston Scientific Corp.(a)             250,000       11,375,000
---------------------------------------------------------------
DePuy, Inc.(a)                         577,800       14,806,125
---------------------------------------------------------------
Guidant Corp.                          400,000       23,000,000
---------------------------------------------------------------
Stryker Corp.                          875,000       32,539,063
---------------------------------------------------------------
Sybron International Corp.(a)          757,500       30,394,688
---------------------------------------------------------------
                                                    206,542,251
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.07%

Physician Support Systems,
  Inc.(a)                              309,200        4,753,950
---------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES-0.41%

Furniture Brands International,
  Inc.(a)                              559,900        9,378,325
---------------------------------------------------------------

                                     FS-29
                   W    E    I    N    G   A   R   T   E   N

                                                     MARKET
                                     SHARES          VALUE

HOUSEHOLD FURNITURE & APPLIANCES-(CONTINUED)

Maytag Corp.                           502,700   $   16,777,613
---------------------------------------------------------------
                                                     26,155,938
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.72%

Dial Corp.                           1,000,000       16,875,000
---------------------------------------------------------------
Procter & Gamble Co. (The)             430,000       29,240,000
---------------------------------------------------------------
                                                     46,115,000
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-1.45%

AFLAC Inc.                             224,700       11,431,613
---------------------------------------------------------------
Conseco Inc.                           425,000       18,540,625
---------------------------------------------------------------
Equitable Companies, Inc.              800,000       32,950,000
---------------------------------------------------------------
Nationwide Financial Services,
  Inc.-Class A                         600,000       18,262,500
---------------------------------------------------------------
Torchmark Corp.                        271,600       10,830,050
---------------------------------------------------------------
                                                     92,014,788
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-1.74%

Ace, Ltd.                              400,000       37,175,000
---------------------------------------------------------------
Allmerica Financial Corp.               50,800        2,381,250
---------------------------------------------------------------
American International Group,
  Inc.                                 352,600       35,987,238
---------------------------------------------------------------
Travelers Group, Inc.                  500,000       35,000,000
---------------------------------------------------------------
                                                    110,543,488
---------------------------------------------------------------

INSURANCE
  (PROPERTY-CASUALTY)-1.91%

Allstate Corp.                         565,300       46,884,569
---------------------------------------------------------------
Everest Re Holdings, Inc.              925,000       34,803,125
---------------------------------------------------------------
Exel Ltd.                              353,800       21,382,788
---------------------------------------------------------------
Fremont General Corp.                  400,000       18,650,000
---------------------------------------------------------------
                                                    121,720,482
---------------------------------------------------------------

INVESTMENT
  BANKING/BROKERAGE-0.53%

Merrill Lynch & Co., Inc.              213,000       14,404,125
---------------------------------------------------------------
Salomon, Inc.                          250,000       19,421,875
---------------------------------------------------------------
                                                     33,826,000
---------------------------------------------------------------

INVESTMENT MANAGEMENT-1.07%

Franklin Resources, Inc.               388,800       34,943,400
---------------------------------------------------------------
T. Rowe Price Associates               500,000       33,125,000
---------------------------------------------------------------
                                                     68,068,400
---------------------------------------------------------------

LODGING-HOTELS-1.92%

Carnival Corp.-Class A                 800,000       38,800,000
---------------------------------------------------------------
Doubletree Corp.(a)                    203,600        8,474,850
---------------------------------------------------------------
Host Marriott Corp.(a)                 208,500        4,352,438
---------------------------------------------------------------
ITT Corp.                              350,000       26,140,625
---------------------------------------------------------------
Marriott International, Inc.           250,000       17,437,500
---------------------------------------------------------------
Patriot American Hospitality,
  Inc.                                 630,000       20,790,000
---------------------------------------------------------------
Promus Hotel Corp.(a)                  150,000        5,887,500
---------------------------------------------------------------
                                                    121,882,913
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-1.44%

Caterpillar Inc.                       350,000   $   17,937,500
---------------------------------------------------------------
Deere & Co.                            550,000       28,943,750
---------------------------------------------------------------
Dover Corp.                            376,200       25,393,500
---------------------------------------------------------------
Ingersoll-Rand Co.                     501,150       19,513,528
---------------------------------------------------------------
                                                     91,788,278
---------------------------------------------------------------

MANUFACTURING
  (DIVERSIFIED)-2.37%

AlliedSignal Inc.                      275,000        9,900,000
---------------------------------------------------------------
Carlisle Companies, Inc.                87,800        3,797,350
---------------------------------------------------------------
Crane Co.                              161,500        6,712,344
---------------------------------------------------------------
Eaton Corp.                            175,000       16,909,375
---------------------------------------------------------------
Thermo Electron Corp.(a)             1,250,000       46,640,625
---------------------------------------------------------------
Tyco International Ltd.                800,000       30,200,000
---------------------------------------------------------------
U.S. Industries, Inc.                  577,500       15,520,313
---------------------------------------------------------------
United Technologies Corp.              300,000       21,000,000
---------------------------------------------------------------
                                                    150,680,007
---------------------------------------------------------------

MANUFACTURING
  (SPECIALIZED)-0.50%

Diebold, Inc.                          450,150       19,834,734
---------------------------------------------------------------
U.S. Filter Corp.(a)                   300,000       12,037,500
---------------------------------------------------------------
                                                     31,872,234
---------------------------------------------------------------

NATURAL GAS-0.13%

Coastal Corp.                          132,700        7,978,587
---------------------------------------------------------------

OIL (INTERNATIONAL
  INTEGRATED)-0.48%

Exxon Corp.                            500,000       30,718,750
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-2.84%

BJ Services Co.(a)                     275,000       23,306,250
---------------------------------------------------------------
Cooper Cameron Corp.(a)                190,600       13,770,850
---------------------------------------------------------------
Halliburton Co.                        800,000       47,700,000
---------------------------------------------------------------
Nabors Industries, Inc.(a)           1,075,000       44,209,375
---------------------------------------------------------------
Newpark Resources, Inc.(a)             198,400        8,233,600
---------------------------------------------------------------
Santa Fe International Corp.           176,800        8,696,350
---------------------------------------------------------------
Schlumberger Ltd.                      400,000       35,000,000
---------------------------------------------------------------
                                                    180,916,425
---------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.43%

Bowater, Inc.                          650,000       27,178,125
---------------------------------------------------------------

PERSONAL CARE-1.17%

Avon Products, Inc.                    597,000       39,103,500
---------------------------------------------------------------
Gillette Co.                           400,000       35,625,000
---------------------------------------------------------------
                                                     74,728,500
---------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.74%

Xerox Corp.                            589,900       46,786,444
---------------------------------------------------------------

                                     FS-30
                   W    E    I    N    G   A   R   T   E   N

                                                     MARKET
                                     SHARES          VALUE

POWER PRODUCERS (INDEPENDENT)-0.31%

AES Corp.(a)                           500,000   $   19,812,500
---------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-0.53%

Gannett Co., Inc.                      300,000       15,768,750
---------------------------------------------------------------
New York Times Co.-Class A             325,000       17,793,750
---------------------------------------------------------------
                                                     33,562,500
---------------------------------------------------------------

REAL ESTATE INVESTMENT
  TRUST-0.52%

Starwood Lodging Trust                 550,000       32,896,875
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.33%

Home Depot, Inc.                       375,000       20,859,375
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-1.77%

CompUSA, Inc.(a)                       981,200       32,134,300
---------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)        1,200,000       35,775,000
---------------------------------------------------------------
Tech Data Corp.(a)                   1,000,000       44,500,000
---------------------------------------------------------------
                                                    112,409,300
---------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-1.50%

Federated Department Stores,
  Inc.(a)                              375,000       16,500,000
---------------------------------------------------------------
Fred Meyer, Inc.(a)                  1,000,000       28,562,500
---------------------------------------------------------------
J.C. Penney Co., Inc.                  300,000       17,606,250
---------------------------------------------------------------
Proffitt's, Inc.(a)                  1,150,000       32,990,625
---------------------------------------------------------------
                                                     95,659,375
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.87%

Consolidated Stores Corp.(a)           618,125       24,647,734
---------------------------------------------------------------
Family Dollar Stores, Inc.             466,200       10,955,700
---------------------------------------------------------------
Ross Stores, Inc.                      525,000       19,621,875
---------------------------------------------------------------
                                                     55,225,309
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.70%

CVS Corp.                              450,000       27,590,625
---------------------------------------------------------------
Rite Aid Corp.                         290,000       17,218,750
---------------------------------------------------------------
                                                     44,809,375
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-1.49%

Kroger Co.(a)                        1,125,000       36,703,125
---------------------------------------------------------------
Safeway, Inc.(a)                     1,000,000       58,125,000
---------------------------------------------------------------
                                                     94,828,125
---------------------------------------------------------------

RETAIL (GENERAL
  MERCHANDISE)-1.42%

Costco Companies, Inc.(a)            1,100,000       42,350,000
---------------------------------------------------------------
Dayton Hudson Corp.                    425,000       26,695,313
---------------------------------------------------------------
Wal-Mart Stores, Inc.                  601,800       21,138,225
---------------------------------------------------------------
                                                     90,183,538
---------------------------------------------------------------

RETAIL (SPECIALTY)-1.18%

Barnes & Noble, Inc.(a)                138,600        3,542,962
---------------------------------------------------------------
Bed Bath & Beyond, Inc.(a)             475,000       15,081,250
---------------------------------------------------------------

RETAIL (SPECIALTY)-(CONTINUED)

Office Depot, Inc.(a)                1,370,700   $   28,270,687
---------------------------------------------------------------
Payless ShoeSource, Inc.(a)            217,500       12,125,625
---------------------------------------------------------------
Toys "R" Us, Inc.(a)                   475,000       16,179,687
---------------------------------------------------------------
                                                     75,200,211
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.39%

Intimate Brands, Inc.                  254,700        5,444,212
---------------------------------------------------------------
TJX Companies, Inc. (The)              650,000       19,256,250
---------------------------------------------------------------
                                                     24,700,462
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-1.44%

Ahmanson (H.F.) & Co.                  800,000       47,200,000
---------------------------------------------------------------
Charter One Financial, Inc.            246,885       14,350,190
---------------------------------------------------------------
Washington Mutual, Inc.                440,000       30,112,500
---------------------------------------------------------------
                                                     91,662,690
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-0.68%

Interpublic Group of Companies,
  Inc.                                 412,500       19,593,750
---------------------------------------------------------------
Outdoor Systems, Inc.(a)               405,100       12,456,825
---------------------------------------------------------------
Universal Outdoor Holdings,
  Inc.(a)                              269,000       11,365,250
---------------------------------------------------------------
                                                     43,415,825
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-2.14%

HFS, Inc.(a)                           725,000       51,112,500
---------------------------------------------------------------
Service Corp. International          2,795,700       85,094,118
---------------------------------------------------------------
                                                    136,206,618
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.64%

Equifax, Inc.                        1,789,800       55,595,662
---------------------------------------------------------------
First Data Corp.                       400,000       11,625,000
---------------------------------------------------------------
Fiserv, Inc.(a)                        482,100       21,573,975
---------------------------------------------------------------
National Data Corp.                    425,000       15,698,438
---------------------------------------------------------------
                                                    104,493,075
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.37%

AccuStaff, Inc.(a)                     761,200       21,741,775
---------------------------------------------------------------
Kelly Services, Inc.-Class A            46,900        1,664,950
---------------------------------------------------------------
                                                     23,406,725
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-1.50%

CIENA Corp.(a)                         375,000       20,625,000
---------------------------------------------------------------
MCI Communications Corp.               500,000       17,750,000
---------------------------------------------------------------
WorldCom, Inc.(a)                    1,690,800       56,853,150
---------------------------------------------------------------
                                                     95,228,150
---------------------------------------------------------------

TELEPHONE-0.55%

Bell Atlantic Corp.                    233,300       18,634,837
---------------------------------------------------------------
Cincinnati Bell, Inc.                  600,000       16,200,000
---------------------------------------------------------------
                                                     34,834,837
---------------------------------------------------------------

                                     FS-31
                   W    E    I    N    G   A   R   T   E   N

                                                     MARKET
                                     SHARES          VALUE

TEXTILES (APPAREL)-0.16%

Jones Apparel Group, Inc.(a)           200,000   $   10,175,000
---------------------------------------------------------------

TOBACCO-0.53%

Philip Morris Companies, Inc.          849,900       33,677,288
---------------------------------------------------------------

TRUCKERS-0.33%

Caliber System, Inc.                   400,000       20,850,000
---------------------------------------------------------------

WASTE MANAGEMENT-0.98%

Browning-Ferris Industries, Inc.     1,000,000       32,500,000
---------------------------------------------------------------
USA Waste Services, Inc.(a)            800,000       29,600,000
---------------------------------------------------------------
                                                     62,100,000
---------------------------------------------------------------
    Total Domestic Common Stocks                  5,389,072,735
---------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS-1.38%

FINANCIAL (DIVERSIFIED)-1.06%

MGIC Investment Corp.-$3.12
  Conv. Pfd.                           400,000       40,800,000
---------------------------------------------------------------
SunAmerica, Inc.-Series E, $3.10
  Dep. Conv. Pfd.                      228,800       26,655,200
---------------------------------------------------------------
                                                     67,455,200
---------------------------------------------------------------

LODGING-HOTELS-0.32%

Host Marriott Corp., $3.375
  Conv. Pfd.                           310,800       20,318,550
---------------------------------------------------------------
    Total Domestic Convertible
      Preferred Stocks                               87,773,750
---------------------------------------------------------------

                                   PRINCIPAL
                                     AMOUNT

DOMESTIC CONVERTIBLE BONDS & NOTES-0.74%

ELECTRICAL EQUIPMENT-0.64%

SCI Systems, Inc., Conv. Sub. Notes, 5.00%,
  05/01/06
  (acquired 10/31/96-12/06/96;
  cost $27,581,905)(c)             $22,050,000       40,709,371
---------------------------------------------------------------

MANUFACTURING
  (SPECIALIZED)-0.10%

U.S. Filter Corp., Conv. Sub.
  Notes, 6.00%, 09/15/05             2,700,000        6,005,205
---------------------------------------------------------------
    Total Domestic Convertible
      Bonds & Notes                                  46,714,576
---------------------------------------------------------------

U.S. DOLLAR DENOMINATED FOREIGN
  BONDS & NOTES-0.39%

SWITZERLAND-0.39%

Sandoz Capital BVI Ltd.
  (Financial-Diversified),
  Sr. Conv. Deb., 2.00%, 10/06/02
  (acquired 11/01/96-11/05/96;
  cost $18,721,100)(c)              17,000,000       24,990,000
---------------------------------------------------------------

                                     SHARES

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-8.99%

CANADA-1.25%

Newbridge Networks Corp.
  (Computers-Networking)(a)            220,000       11,660,000
---------------------------------------------------------------

CANADA-(CONTINUED)

Northern Telecom Ltd.
  (Communications Equipment)           325,000   $   29,148,438
---------------------------------------------------------------
Philip Services Corp. (Waste Management)(a)           2,200,000
---------------------------------------------------------------
                                                     79,308,438
---------------------------------------------------------------

FINLAND-0.33%

Nokia Oy A.B.-Class A-ADR
  (Communications Equipment)           240,000       21,180,000
---------------------------------------------------------------

FRANCE-1.81%

Banque Nationale de Paris
  (Banks-Major Regional)               670,000       29,619,035
---------------------------------------------------------------
Elf Aquitaine S.A. (Oil &
  Gas-Refining & Marketing)            285,000       35,277,597
---------------------------------------------------------------
Renault S.A. (Automobiles)(a)          600,000       16,694,838
---------------------------------------------------------------
Societe Generale (Banks-Major
  Regional)                            245,000       33,554,370
---------------------------------------------------------------
                                                    115,145,840
---------------------------------------------------------------

GERMANY-0.32%

Adidas A.G. (Footwear)                  78,800       11,414,985
---------------------------------------------------------------
VEBA A.G.
  (Manufacturing-Diversified)          158,000        8,815,746
---------------------------------------------------------------
                                                     20,230,731
---------------------------------------------------------------

HONG KONG-0.46%

HSBC Holdings PLC (Banks-Major
  Regional)                            469,000       10,615,664
---------------------------------------------------------------
Sun Hung Kai Properties Ltd.
  (Land Development)                 2,505,000       18,467,955
---------------------------------------------------------------
                                                     29,083,619
---------------------------------------------------------------

IRELAND-0.26%

Elan Corp. PLC-ADR (Health
  Care-Drugs-Generic & Other)(a)       326,600       16,289,175
---------------------------------------------------------------

ISRAEL-0.15%

Teva Pharmaceutical Industries
  Ltd.-ADR (Health
  Care-Drugs-Generic & Other)          200,000        9,350,000
---------------------------------------------------------------

ITALY-0.67%

Telecom Italia Mobile S.p.A.
  (Telecommunications-Cellular/Wireless)    6,000,000     22,150,030
---------------------------------------------------------------
Telecom Italia S.p.A.
  (Telephone)                        3,333,333       20,850,559
---------------------------------------------------------------
                                                     43,000,589
---------------------------------------------------------------

MEXICO-0.03%

Panamerican Beverages,
  Inc.-Class A
  (Beverages-Non-Alcoholic)             68,300        2,117,300
---------------------------------------------------------------

NETHERLANDS-1.77%

Akzo Nobel N.V.
  (Chemicals-Diversified)              135,750       23,919,688
---------------------------------------------------------------
ASM Lithography Holding N.V.
 (Electronics-Semiconductors)(a)       250,000       18,312,500
---------------------------------------------------------------

                                     FS-32
                   W    E    I    N    G   A   R   T   E   N

                                                     MARKET
                                     SHARES          VALUE

NETHERLANDS-(CONTINUED)

Philips Electronics N.V.-ADR-New
  York Shares (Electrical
  Equipment)                           900,000   $   70,537,500
---------------------------------------------------------------
                                                    112,769,688
---------------------------------------------------------------

SINGAPORE-0.13%

Asia Pulp & Paper Co. Ltd.-ADR
  (Paper & Forest Products)            745,700        8,482,338
---------------------------------------------------------------

SWEDEN-0.52%

Telefonaktiebolaget LM
  Ericsson-ADR (Communications
  Equipment)                           750,000       33,187,500
---------------------------------------------------------------

SWITZERLAND-0.33%

Novartis A.G. (Health
  Care-Diversified)                     13,300       20,829,779
---------------------------------------------------------------

UNITED KINGDOM-0.96%

Granada Group PLC (Leisure
  Time-Products)                     1,330,000       18,342,168
---------------------------------------------------------------

UNITED KINGDOM-(CONTINUED)

SmithKline Beecham PLC-ADR
  (Health Care-Drugs-Major
  Pharmaceuticals)                     900,000   $   42,862,500
---------------------------------------------------------------
                                                     61,204,668
---------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests                              572,179,665
---------------------------------------------------------------

                                   PRINCIPAL
                                     AMOUNT

U.S. TREASURY BILLS-0.24%(d)

  5.093%, 01/02/98                $ 15,645,000(e)    15,520,153
---------------------------------------------------------------

REPURCHASE AGREEMENTS-3.32%(f)

CIBC Wood Gundy Securities
  Corp., 5.75%, 11/03/97 (g)       100,000,000      100,000,000
---------------------------------------------------------------
Goldman, Sachs, & Co., 5.70%,
  11/03/97(h)                      111,011,779      111,011,779
---------------------------------------------------------------
    Total Repurchase Agreements                     211,011,779
---------------------------------------------------------------
TOTAL INVESTMENTS-99.78%                          6,347,262,658
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.22%                                  13,874,661
---------------------------------------------------------------
TOTAL NET ASSETS-100.00%                         $6,361,137,319
===============================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 10/31/97 was $65,699,371 which represented 1.03% of the Fund's net assets.
(d) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(e) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 9.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Joint repurchase agreement entered into on 10/31/97 with maturing value of $400,191,667. Collateralized by $400,695,000 U.S. Government obligations, 0% to 7.75% due 11/12/97 to 07/30/07 with an aggregate market value at 10/31/97 of $408,000,188.
(h) Joint repurchase agreement entered into on 10/31/97 with maturing value of $700,332,500. Collateralized by $691,835,000 U.S. Government obligations, 0% to 8.50% due 10/15/98 to 05/15/07 with an aggregate market value at 10/31/97 of $714,757,792.

Abbreviations:

ADR   - American Depository Receipt
Conv. - Convertible
Deb.  - Debentures
Pfd.  - Preferred
Sr.   - Senior
Sub.  - Subordinated

See Notes to Financial Statements.
                                     FS-33
                   W    E    I    N    G   A   R   T   E   N

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1997

ASSETS:

Investments, at market value (cost
  $4,878,060,355)                         $6,347,262,658
--------------------------------------------------------
Foreign currencies, at market value
  (cost $24,034)                                  23,692
--------------------------------------------------------
Receivables for:
  Investments sold                            32,071,207
--------------------------------------------------------
  Capital stock sold                          12,718,493
--------------------------------------------------------
  Dividends and interest                       3,624,232
--------------------------------------------------------
  Variation margins                              324,000
--------------------------------------------------------
Investment for deferred compensation
  plan                                            80,090
--------------------------------------------------------
Other assets                                     133,271
--------------------------------------------------------
    Total assets                           6,396,237,643
--------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                       19,092,775
--------------------------------------------------------
  Options written                                600,000
--------------------------------------------------------
  Capital stock reacquired                     8,360,129
--------------------------------------------------------
  Deferred compensation                           80,090
--------------------------------------------------------
Accrued advisory fees                          3,355,000
--------------------------------------------------------
Accrued administrative service fees               13,321
--------------------------------------------------------
Accrued distribution fees                      1,981,745
--------------------------------------------------------
Accrued transfer agent fees                      878,386
--------------------------------------------------------
Accrued operating expenses                       738,878
--------------------------------------------------------
    Total liabilities                         35,100,324
--------------------------------------------------------
Net assets applicable to shares
  outstanding                             $6,361,137,319
========================================================

NET ASSETS:

Class A                                   $5,810,582,232
========================================================
Class B                                   $  486,105,308
========================================================
Class C                                   $    2,326,193
========================================================
Institutional Class                       $   62,123,586
========================================================

CAPITAL STOCK, $.001 PAR VALUE PER
  SHARE:

CLASS A:

  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                255,794,618
========================================================

CLASS B:

  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                 21,757,228
========================================================

CLASS C:

  Authorized                                 750,000,000
--------------------------------------------------------
  Outstanding                                    104,104
========================================================

INSTITUTIONAL CLASS:

  Authorized                                 200,000,000
--------------------------------------------------------
  Outstanding                                  2,695,286
========================================================

CLASS A:

  Net asset value and redemption price
    per share                             $        22.72
--------------------------------------------------------
  Offering price per share:
      (Net asset value of
       $22.72 divided by 94.50%)          $        24.04
========================================================

CLASS B:

  Net asset value and offering price per
    share                                 $        22.34
========================================================

CLASS C:

  Net asset value and offering price per
    share                                 $        22.34
========================================================

INSTITUTIONAL CLASS:

  Net asset value, offering and
    redemption price per share            $        23.05
========================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1997

INVESTMENT INCOME:

Dividends (net of $781,220 foreign
  withholding tax)                          $   53,208,013
----------------------------------------------------------
Interest                                        14,062,704
----------------------------------------------------------
    Total investment income                     67,270,717
----------------------------------------------------------

EXPENSES:

Advisory fees                                   37,487,692
----------------------------------------------------------
Administrative service fees                        163,243
----------------------------------------------------------
Custodian fees                                     518,851
----------------------------------------------------------
Directors' fees                                     48,806
----------------------------------------------------------
Distribution fees-Class A                       16,399,127
----------------------------------------------------------
Distribution fees-Class B                        3,831,989
----------------------------------------------------------
Distribution fees-Class C                            2,338
----------------------------------------------------------
Transfer agent fees-Class A                      7,665,449
----------------------------------------------------------
Transfer agent fees-Class B                        875,767
----------------------------------------------------------
Transfer agent fees-Class C                            473
----------------------------------------------------------
Transfer agent fees-Institutional Class              5,963
----------------------------------------------------------
Other                                            1,473,922
----------------------------------------------------------
    Total expenses                              68,473,620
----------------------------------------------------------
Less: Fees waived by advisor                    (2,187,021)
----------------------------------------------------------
    Expenses paid indirectly                      (116,775)
----------------------------------------------------------
    Net expenses                                66,169,824
----------------------------------------------------------
Net investment income                            1,100,893
----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES, FUTURES AND OPTION
  CONTRACTS:

Net realized gain (loss) on sales of:
  Investment securities                        917,642,460
----------------------------------------------------------
  Foreign currencies                            (2,376,476)
----------------------------------------------------------
  Futures contracts                             12,648,342
----------------------------------------------------------
  Options contracts                              5,967,683
----------------------------------------------------------
                                               933,882,009
----------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                        434,974,571
----------------------------------------------------------
  Foreign currencies                                14,469
----------------------------------------------------------
  Futures contracts                               (264,000)
----------------------------------------------------------
  Options contracts                              3,811,862
----------------------------------------------------------
                                               438,536,902
----------------------------------------------------------
  Net gain on investment securities,
    foreign currencies, futures and option
    contracts                                1,372,418,911
----------------------------------------------------------
Net increase in net assets resulting from
  operations                                $1,373,519,804
==========================================================

See Notes to Financial Statements.
                                     FS-34
                   W    E    I    N    G   A   R   T   E   N

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1997 and 1996

                                                                   1997              1996
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $    1,100,893    $   14,147,587
----------------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities,
    foreign currencies, futures and options contracts            933,882,009       590,548,116
----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies, futures and options contracts            438,536,902        79,138,554
----------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations    1,373,519,804       683,834,257
----------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income:
  Class A                                                        (14,688,010)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                               (444,894)               --
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on
  investment securities:
  Class A                                                       (552,547,910)     (606,609,217)
----------------------------------------------------------------------------------------------
  Class B                                                        (32,151,485)       (7,814,517)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (6,655,833)       (7,332,667)
----------------------------------------------------------------------------------------------
Net equalization credits (charges):
  Class A                                                            436,828         2,368,957
----------------------------------------------------------------------------------------------
  Class B                                                             62,469           992,175
----------------------------------------------------------------------------------------------
  Class C                                                                 --                --
----------------------------------------------------------------------------------------------
  Institutional Class                                                (91,147)           65,590
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        126,373,106       362,344,237
----------------------------------------------------------------------------------------------
  Class B                                                        166,861,272       210,825,508
----------------------------------------------------------------------------------------------
  Class C                                                          2,401,569                --
----------------------------------------------------------------------------------------------
  Institutional Class                                             (7,373,537)        5,462,015
----------------------------------------------------------------------------------------------
       Net increase in net assets                              1,055,702,232       644,136,338
----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          5,305,435,087     4,661,298,749
----------------------------------------------------------------------------------------------
  End of period                                               $6,361,137,319    $5,305,435,087
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $3,937,446,869    $3,649,184,459
----------------------------------------------------------------------------------------------
  Undistributed net investment income                             28,516,289        44,516,626
----------------------------------------------------------------------------------------------
  Undistributed net realized gain on sales of investment
    securities, foreign currencies, futures and options
    contracts                                                    925,614,568       580,711,311
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                   1,469,559,593     1,031,022,691
----------------------------------------------------------------------------------------------
                                                              $6,361,137,319    $5,305,435,087
==============================================================================================

See Notes to Financial Statements.
                                     FS-35
                   W    E    I    N    G   A   R   T   E   N

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Weingarten Fund (the "Fund") is a series of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six diversified portfolios:
AIM Weingarten Fund, AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund and AIM Constellation Fund. The Fund currently offers four different classes of shares: the Class A shares, Class B shares, Class C shares and the Institutional Class. Class C shares commenced sales on August 4, 1997. Matters affecting each portfolio or class will be voted on exclusively by such shareholders. The assets, liabilities and operations of each portfolio are accounted for separately. The Fund's investment objective is to seek growth of capital principally through investment in common stocks of seasoned and better capitalized companies. Information presented in these financial statements pertains only to the Fund.
  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as in the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
D. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Covered Call Options--The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent

                                     FS-36
                   W    E    I    N    G   A   R   T   E   N
    liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
      A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
F. Put options--The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
G. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the specific identification of securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1997, undistributed net investment income was decreased by $2,376,476 and undistributed net realized gains increased by $2,376,476 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
H. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
I. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.
J. Equalization--The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and the costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). The terms of the master investment advisory agreement provide that the Fund shall pay an advisory fee to AIM at an annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM is currently voluntarily waiving a portion of its advisory fees payable by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion to and including $3 billion, plus 0.575% of the Fund's average daily net assets in excess of $3 billion to and including $4 billion, plus 0.55% of the Fund's average daily net assets in excess of $4 billion. The waiver of fees is entirely voluntary but approval is required by the Board of Directors of the Company for any decision by AIM to discontinue the waiver. During the year ended October 31, 1997, AIM waived fees of $2,187,021. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to

                                     FS-37
                   W    E    I    N    G   A   R   T   E   N
the Fund. During the year ended October 31, 1997, AIM was reimbursed $163,243 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Class A shares, Class B shares and Class C shares. During the year ended October 31, 1997, AFS was reimbursed $4,656,522 for such services.
  The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Fund. During the year ended October 31, 1997, the Portfolio paid AIFS $5,963 for such services. On September 19, 1997, the Board of Directors of the Fund approved the appointment of AFS as transfer agent of the Fund to be effective in late 1997 or early 1998.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan"), the Fund's Class B shares (the "Class B Plan"), and the Fund's Class C shares (the "Class C Plan") (collectively, the "Plans"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.30% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more designees, its rights to all or a designated portion of
(a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended October 31, 1997 for the Class A shares and Class B shares and the period August 4, 1997 (date sales commenced) through October 31, 1997, the Class C shares paid AIM Distributors $16,399,127, $3,831,989 and $2,338, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $1,521,630 from sales of the Class A shares of the Fund during the year ended October 31, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1997, AIM Distributors received commissions of $38,015 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, AIFS and FMC.
  During the year ended October 31, 1997, the Fund paid legal fees of $15,778 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $21,962 during the year ended October 31, 1997. The Fund also received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $77,032 and $17,781, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $116,775 during the year ended October 31, 1997.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowing up to the lessor of (i) $325,000,000 or (ii) the limit set by its prospectus for borrowings. During the year ended October 31, 1997, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended October 31, 1997 was $7,275,089,932 and $7,776,089,044, respectively.

                                     FS-38
                   W    E    I    N    G   A   R   T   E   N

  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of October 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $1,533,476,526
----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (75,979,727)
----------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $1,457,496,799
============================================================================

Cost of investments for tax purposes is $4,889,765,859.

NOTE 7-OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended October 31, 1997 are summarized as follows:

                                                                  OPTION CONTRACTS
                                                              -------------------------
                                                              NUMBER OF      PREMIUMS
                                                              CONTRACTS      RECEIVED
                                                              ---------    ------------
Beginning of period                                             55,804     $ 22,601,072
---------------------------------------------------------------------------------------
Written                                                         86,525       29,354,760
---------------------------------------------------------------------------------------
Closed                                                         (91,359)     (35,943,337)
---------------------------------------------------------------------------------------
Exercised                                                      (38,470)     (10,831,639)
---------------------------------------------------------------------------------------
Expired                                                         (9,500)      (3,963,917)
---------------------------------------------------------------------------------------
End of period                                                    3,000     $  1,216,939
=======================================================================================

Open call option contracts written at October 31, 1997 were as follows:

                                                                                                 OCTOBER 31,
                                                    CONTRACT   STRIKE   NUMBER OF    PREMIUM         1997        UNREALIZED
                                                     MONTH     PRICE    CONTRACTS    RECEIVED    MARKET VALUE   APPRECIATION
                      ISSUE                         --------   ------   ---------   ----------   ------------   ------------
Lucent Technologies, Inc.                           November     85      3,000      $1,216,939     $600,000       $616,939
----------------------------------------------------------------------------------------------------------------------------

NOTE 8-PUT OPTIONS WRITTEN

Transactions in put options purchased during the year ended October 31, 1997 are summarized as follows:

                                                                PUT OPTION CONTRACTS
                                                              -------------------------
                                                              NUMBER OF      PREMIUMS
                                                              CONTRACTS        PAID
                                                              ---------     -----------
Beginning of period                                                --                --
---------------------------------------------------------------------------------------
Purchased                                                       7,500       $ 1,053,750
---------------------------------------------------------------------------------------
Exercised                                                      (7,500)       (1,053,750)
---------------------------------------------------------------------------------------
End of period                                                       0       $         0
---------------------------------------------------------------------------------------

NOTE 9-OPEN FUTURES CONTRACTS

On October 31, 1997, $363,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                                                                                          UNREALIZED
                                                               NUMBER OF     MONTH/      APPRECIATION
                          CONTRACT                             CONTRACTS   COMMITMENT   (DEPRECIATION)
                          --------                             ---------   ----------   --------------
S&P 400 Midcap Index                                              96        Dec. '97      $(264,000)

                                     FS-39
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

NOTE 10-CAPITAL STOCK

Changes in the capital stock outstanding during the years ended October 31, 1997 and 1996 were as follows:

                                                                         1997                         1996
                                                              --------------------------   --------------------------
                                                                SHARES         AMOUNT        SHARES         AMOUNT
                                                              ----------    ------------   ----------    ------------
Sold:
  Class A                                                     36,066,523    $748,100,033   34,550,539    $648,183,624
---------------------------------------------------------------------------------------------------------------------
  Class B                                                      9,401,446     192,004,936   12,381,545     231,706,372
---------------------------------------------------------------------------------------------------------------------
  Class C*                                                       117,736       2,708,502           --              --
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            377,655       7,900,669      516,716       9,877,153
---------------------------------------------------------------------------------------------------------------------
Issued as a reinvestment of dividends:
  Class A                                                     29,415,559     528,061,835   32,395,132     557,844,149
---------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,715,350      30,687,644      425,933       7,326,082
---------------------------------------------------------------------------------------------------------------------
  Class C*                                                            --              --           --              --
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            313,585       5,650,803      338,803       5,871,449
---------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                    (56,267,501) (1,149,788,762) (44,929,759)   (843,683,536)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,748,694)    (55,831,308)  (1,500,861)    (28,206,946)
---------------------------------------------------------------------------------------------------------------------
  Class C*                                                       (13,632)       (306,933)          --              --
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (951,830)    (20,925,009)    (552,275)    (10,286,587)
---------------------------------------------------------------------------------------------------------------------
                                                              17,426,197    $288,262,410   33,625,773    $578,631,760
=====================================================================================================================

* Class C shares commenced sales on August 4, 1997.

                                     FS-40
                   W    E    I    N    G   A   R   T   E   N

NOTE 11-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Institutional Class capital stock outstanding during each of the years in the five-year period ended October 31, 1997.

                                                        OCTOBER 31,
                                  -------------------------------------------------------
                                   1997           1996       1995       1994       1993
                                  -------       --------   --------   --------   --------
Net asset value, beginning of
  period                          $ 20.46       $  20.48   $  17.94   $  17.69   $  16.73
--------------------------------  -------       --------   --------   --------   --------
Income from investment
  operations:
  Net investment income              0.08           0.17       0.10       0.17       0.16
--------------------------------  -------       --------   --------   --------   --------
  Net gains on securities (both
    realized and unrealized)         4.90           2.52       4.35       0.58       0.93
--------------------------------  -------       --------   --------   --------   --------
    Total from investment
     operations                      4.98           2.69       4.45       0.75       1.09
--------------------------------  -------       --------   --------   --------   --------
Less distributions:
  Dividends from net investment
    income                          (0.15)            --      (0.13)     (0.17)     (0.13)
--------------------------------  -------       --------   --------   --------   --------
  Distributions from capital
    gains                           (2.24)         (2.71)     (1.78)     (0.33)        --
--------------------------------  -------       --------   --------   --------   --------
    Total distributions             (2.39)         (2.71)     (1.91)     (0.50)     (0.13)
--------------------------------  -------       --------   --------   --------   --------
Net asset value, end of period    $ 23.05       $  20.46   $  20.48   $  17.94   $  17.69
================================  =======       ========   ========   ========   ========
Total return                        27.37%         15.34%     28.69%      4.37%      6.53%
================================  =======       ========   ========   ========   ========

Ratios/supplemental data:

Net assets, end of period (000s
  omitted)                        $62,124       $ 60,483   $ 54,332   $ 40,486   $ 39,821
================================  =======       ========   ========   ========   ========
Ratio of expenses to average net
  assets(a)                          0.64%(b)(c)    0.65%      0.70%      0.65%      0.78%
================================  =======       ========   ========   ========   ========
Ratio of net investment income
  to average net assets(d)           0.50%(b)       0.80%      0.45%      1.00%      0.97%
================================  =======       ========   ========   ========   ========
Portfolio turnover rate               128%           159%       139%       136%       109%
================================  =======       ========   ========   ========   ========
Average broker commission rate
  paid(e)                         $0.0618       $ 0.0615        N/A        N/A        N/A
================================  =======       ========   ========   ========   ========

Borrowings for the period:

Amount of debt outstanding at
  end of period (000s omitted)         --             --         --         --         --
================================  =======       ========   ========   ========   ========
Average amount of debt
  outstanding during the period
  (000s omitted)(f)                    --             --   $      6         --         --
================================  =======       ========   ========   ========   ========
Average number of shares
  outstanding during the period
  (000s omitted)(f)                 3,146          2,908      2,526      2,256      1,826
================================  =======       ========   ========   ========   ========
Average amount of debt per share
  during the period                    --             --   $ 0.0024         --         --
================================  =======       ========   ========   ========   ========

(a) After waiver of advisory fees. Ratios of expenses to average net assets prior to waiver of advisory fees were 0.68%, 0.68%, 0.72%, 0.68%, and 0.81% for the periods 1997-1993, respectively.
(b) Ratios are based on average net assets of $66,222,553.
(c) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have remained the same.
(d) Ratios of net investment income to average net assets prior to waiver of advisory fees were 0.46%, 0.77%, 0.43%, 0.98%, and 0.94%, for the periods 1997-1993, respectively.
(e) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.
(f) Averages computed on a daily basis.

                                     FS-41
                   W    E    I    N    G   A   R   T   E   N